UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-09903

Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Jeff Prusnofsky, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	08/31

Date of reporting period:	11/30/07

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Mellon Large Cap Stock Fund
November 30, 2007 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)

Consumer Discretionary--9.4%
Best Buy	335,480	17,126,254
DIRECTV Group	569,600 a	14,165,952
Gap	851,740	17,375,496
Johnson Controls	391,770	15,130,157
McDonald's	415,250	24,279,667
News, Cl. B	1,240,910	26,902,929
NIKE, Cl. B	300,620	19,735,703
Omnicom Group	367,200	17,901,000
Ross Stores	282,050	7,440,479
Starwood Hotels & Resorts
Worldwide	292,300	15,690,664
TJX Cos.	512,320	15,031,469
		190,779,770
Consumer Staples--9.8%
Altria Group	731,340	56,722,730
Coca-Cola Enterprises	670,620	17,416,001
ConAgra Foods	658,370	16,472,417
CVS	419,320	16,810,539
Kroger	954,150	27,431,812
PepsiCo	342,347	26,422,341
Procter & Gamble	1	74
Wal-Mart Stores	816,444	39,107,668
		200,383,582
Energy--11.6%
Chesapeake Energy	569,790	21,566,551
Chevron	369,070	32,393,274
ConocoPhillips	611,270	48,926,051
Devon Energy	2	166
ENSCO International	388,640	20,928,264
Exxon Mobil	116,060	10,347,910
Hess	267,000	19,015,740
Marathon Oil	342,440	19,142,396
National Oilwell Varco	587,480 a	40,036,762
XTO Energy	384,860	23,792,045
		236,149,159
Financial--17.5%
American Express	498,590	29,406,838
American International Group	645,450	37,520,008
Bank of America	935,195	43,140,545
Chubb	374,130	20,408,791
Citigroup	308,129	10,260,696
CME Group	38,500	25,356,100
Goldman Sachs Group	134,330	30,444,551
JPMorgan Chase & Co.	923,796	42,143,574
MetLife	344,800	22,615,432
Morgan Stanley	389,880	20,554,474
T. Rowe Price Group	390,270	23,993,800
U.S. Bancorp	3	99
Wachovia	604,150	25,978,450
Wells Fargo & Co.	838,730	27,200,014
		359,023,372

Health Care--11.7%
Baxter International	391,790	23,456,467
Becton, Dickinson & Co.	133,220	11,021,291
CIGNA	341,370	18,300,846
Covidien	110,670	4,438,974
Hospira	388,750 a	16,832,875
Johnson & Johnson	306,000	20,728,440
Medtronic	321,000	16,322,850
Merck & Co.	444,470	26,383,739
Pfizer	1,148,140	27,279,806
Schering-Plough	1,250,570	39,142,841
St. Jude Medical	263,500 a	10,474,125
Thermo Fisher Scientific	402,260 a	23,186,266
		237,568,520
Industrial--9.9%
Cooper Industries, Cl. A	198,940	9,990,767
Eaton	260,360	23,252,752
Emerson Electric	409,810	23,367,366
General Electric	1,344,876	51,495,302
Goodrich	254,580	18,149,008
L-3 Communications Holdings	252,450	27,933,592
Textron	403,000	27,827,150
Tyco International	110,670	4,441,187
United Technologies	152,120	11,374,012
US Airways Group	180,070 a	3,740,054
		201,571,190
Information Technology--15.7%
Amphenol, Cl. A	235,090	10,191,152
Apple	206,330 a	37,597,453
Cisco Systems	1,320,414 a	36,998,000
EMC	1,006,000 a	19,385,620
Google, Cl. A	53,170 a	36,846,810
Hewlett-Packard	718,360	36,751,298
Intel	1,164,620	30,373,290
McAfee	392,240 a	15,277,748
Microsoft	1,546,956	51,977,722
Oracle	966,360 a	19,501,145
QUALCOMM	622,520	25,386,366
		320,286,604
Materials--3.6%
Air Products & Chemicals	308,100	30,514,224
Allegheny Technologies	181,010	17,693,728
Cia Vale do Rio Doce (CVRD), ADR	703,620	24,331,180
		72,539,132
Telecommunication Services--4.3%
AT & T	1,110,749	42,441,719
Sprint Nextel	2	31
Verizon Communications	1,022,540	44,183,953
		86,625,703
Utilities--3.3%
Exelon	314,250	25,476,248
Sempra Energy	677,870	42,448,219
		67,924,467
Total Common Stocks
(cost $1,484,811,008)		1,972,851,499

Other Investment--3.1%

Registered Investment Company;

Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $62,560,000)	62,560,000 [b]	62,560,000

Total Investments (cost $1,547,371,008)	99.9%	2,035,411,499
Cash and Receivables (Net)	.1%	1,837,850
Net Assets	100.0%	2,037,249,349

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Balanced Fund
November 30, 2007 (Unaudited)

Common Stocks--38.0%	Shares	Value ($)

Consumer Discretionary--3.6%
Best Buy	23,760	1,212,948
DIRECTV Group	40,600 a	1,009,722
Gap	60,580	1,235,832
Johnson Controls	28,380	1,096,036
McDonald's	27,880	1,630,144
News, Cl. B	85,230	1,847,786
NIKE, Cl. B	20,800	1,365,520
Omnicom Group	26,560	1,294,800
Ross Stores	21,310	562,158
Starwood Hotels & Resorts
Worldwide	19,450	1,044,076
TJX Cos.	37,070	1,087,634
		13,386,656
Consumer Staples--3.9%
Altria Group	52,920	4,104,475
Coca-Cola Enterprises	50,950 b	1,323,172
ConAgra Foods	46,930	1,174,189
CVS Caremark	31,700	1,270,853
Kroger	62,720	1,803,200
PepsiCo	24,280	1,873,930
Procter & Gamble	1	74
Wal-Mart Stores	58,150	2,785,385
		14,335,278
Energy--4.5%
Chesapeake Energy	41,230 b	1,560,556
Chevron	26,190	2,298,696
ConocoPhillips	41,050	3,285,642
Devon Energy	1	83
ENSCO International	28,110	1,513,724
Exxon Mobil	8,260	736,462
Hess	18,490	1,316,858
Marathon Oil	25,300	1,414,270
National Oilwell Varco	43,420 a	2,959,073
XTO Energy	25,296	1,563,798
		16,649,162
Financial--6.8%
American Express	35,380	2,086,712
American International Group	45,706	2,656,890
Bank of America	66,361	3,061,233
Chubb	26,610	1,451,576
Citigroup	21,916	729,803
CME Group	2,730	1,797,978
Goldman Sachs Group	9,350	2,119,084
JPMorgan Chase & Co.	65,412	2,984,095
MetLife	24,410 b	1,601,052

Morgan Stanley	27,610	1,455,599
T. Rowe Price Group	27,630	1,698,692
U.S. Bancorp	2	66
Wachovia	41,487	1,783,941
Wells Fargo & Co.	58,410	1,894,236
		25,320,957
Health Care--4.8%
Baxter International	28,350	1,697,315
Becton, Dickinson & Co.	10,070	833,091
CIGNA	24,690	1,323,631
Covidien	7,602	304,916
Hospira	29,380 a	1,272,154
Johnson & Johnson	21,800	1,476,732
Medtronic	22,250	1,131,413
Merck & Co.	31,600	1,875,776
Pfizer	100,460	2,386,930
Schering-Plough	90,490	2,832,337
St. Jude Medical	18,800 a	747,300
Thermo Fisher Scientific	29,760 a	1,715,366
		17,596,961
Industrial--3.8%
Cooper Industries, Cl. A	13,850	695,547
Eaton	18,830	1,681,707
Emerson Electric	29,190	1,664,414
General Electric	93,410	3,576,669
Goodrich	17,080	1,217,633
L-3 Communications Holdings	18,260	2,020,469
Textron	26,860	1,854,683
Tyco International	7,602	305,068
United Technologies	10,440	780,598
US Airways Group	12,100 a	251,317
		14,048,105
Information Technology--6.1%
Amphenol, Cl. A	16,740	725,679
Apple	14,280 a	2,602,102
Cisco Systems	90,460 a	2,534,689
EMC	71,630 a	1,380,310
Google, Cl. A	3,560 a	2,467,080
Hewlett-Packard	51,990	2,659,808
Intel	86,110	2,245,749
McAfee	29,680 a	1,156,036
Microsoft	110,150	3,701,040
Oracle	68,810 a	1,388,586
QUALCOMM	42,280	1,724,178
		22,585,257
Materials--1.4%
Air Products & Chemicals	21,870	2,166,005
Allegheny Technologies	13,090	1,279,548
Cia Vale do Rio Doce (CVRD), ADR	53,540 b	1,851,413
		5,296,966
Telecommunication Services--1.8%
AT & T	84,457	3,227,102

Sprint Nextel			2	31
Verizon Communications			75,630	3,267,972
				6,495,105
Utilities--1.3%
Exelon			21,800	1,767,326
Sempra Energy			50,100	3,137,262
				4,904,588
Total Common Stocks
(cost $105,381,009)				140,619,035
	Coupon	Maturity	Principal
Bonds and Notes--39.7%	Rate (%)	Date	Amount ($)	Value ($)

Application Software--.2%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	710,000	723,083
Asset - Backed Ctfs.--.6%
Caterpillar Financial Asset Trust,
Ser. 2005-A, Cl. A4	4.10	6/25/10	747,426	745,454
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	195,000	194,717
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	385,000	382,908
MP Environmental Funding,
Ser. 2007-A, Cl. A1	4.98	7/15/16	780,000	777,972
				2,101,051
Asset-Backed Ctfs./Auto Receivables--1.3%
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	860,000	863,558
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	275,000	273,988
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	440,000	445,148
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	955,000	961,792
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	495,000	500,831
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	550,000	554,754
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	1,145,000	1,154,618
				4,754,689
Bank & Finance--3.9%
AEP Texas Central Transition
Funding, Scd. Bonds, Ser. A-4	5.17	1/1/18	1,075,000	1,068,917
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.08	10/1/16	400,000 c	409,552
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.44	10/1/16	455,000 c	461,256
AXA Financial,
Sr. Notes	7.75	8/1/10	840,000	909,743
Bank of America,
Sr. Sub. Notes	5.49	3/15/19	1,000,000	975,453
Bear Stearns Cos.,

Notes	4.50	10/28/10	980,000	943,330
Blackrock,
Sr. Unsub. Notes	6.25	9/15/17	710,000	736,280
Caterpillar Financial Services,
Unscd. Notes	5.05	12/1/10	730,000	744,060
CIT Group,
Sr. Notes	5.40	3/7/13	600,000 b	540,714
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	470,000	484,552
Countrywide Home Loan,
Gtd. Notes, Ser. K	5.63	7/15/09	430,000	336,059
Countrywide Home Loan,
Gtd. Notes, Ser. H	6.25	4/15/09	220,000	176,134
Diageo Finance,
Gtd. Notes	5.50	4/1/13	590,000	600,684
Goldman Sachs Group,
Sr. Sub. Notes	6.75	10/1/37	600,000	591,218
HSBC Finance,
Notes	5.00	6/30/15	420,000	401,841
HSBC Holdings,
Sub. Notes	6.50	9/15/37	500,000	472,084
International Lease Finance,
Notes	5.75	6/15/11	855,000	870,983
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	680,000	744,523
JP Morgan Chase,
Sr. Unscd. Notes	5.38	10/1/12	750,000	754,733
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,185,000	1,131,340
PNC Funding,
Bank Gtd. Notes	4.50	3/10/10	900,000	902,239
				14,255,695
Commercial & Professional Services--.4%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	1,460,000 c	1,494,668
Commercial Mortgage Pass-Through Ctfs.--2.1%
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	455,000	457,316
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A3	5.43	1/15/46	690,000 d	697,929
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	660,000 d	668,860
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	705,000	711,339
Four Times Square Trust,
Ser. 2006-4TS, Cl. A	5.40	12/13/28	2,000,000 c	1,936,206
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB19, Cl. A2	5.75	2/12/49	1,180,000 d	1,207,853

LB Commercial Conduit Mortgage
Trust, Ser. 2007-C3, Cl. A2	5.84	7/15/44	985,000 d	1,013,336
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	620,000	625,601
Merrill Lynch/Countrywide
Commericial Mortgage Trust,
Ser. 2007-6, Cl. A2	5.33	3/12/51	560,000	564,719
				7,883,159
Foreign/Governmental--.5%
Hydro-Quebec,
Gov't. Gtd. Bonds, Ser. IF	8.00	2/1/13	580,000	687,071
United Mexican States,
Notes	5.63	1/15/17	825,000	838,613
United Mexican States,
Notes	6.63	3/3/15	185,000	200,263
				1,725,947
Health Care--.2%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	545,000	564,430
Industrials--1.3%
CRH America,
Gtd. Notes	5.30	10/15/13	615,000	605,917
Devon Financing,
Gtd. Notes	6.88	9/30/11	600,000	646,214
Emerson Electric,
Notes	4.75	10/15/15	670,000	651,768
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	650,000	742,014
Johnson Controls,
Sr. Notes	5.25	1/15/11	1,080,000	1,098,103
Oracle,
Unscd. Notes	5.00	1/15/11	1,000,000	1,017,131
				4,761,147
Media & Telecommunications--1.7%
AT&T,
Sr. Unscd. Notes	6.50	9/1/37	420,000	443,895
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	600,000	615,242
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	800,000	814,472
Comcast,
Gtd. Notes	5.90	3/15/16	1,045,000	1,054,213
News America Holdings,
Gtd. Debs.	7.60	10/11/15	665,000	742,226
News America,
Gtd. Notes	6.15	3/1/37	350,000	334,785
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	695,000	724,828
Sprint Capital,
Gtd. Notes	6.90	5/1/19	715,000	704,265
Time Warner,
Gtd. Debs.	6.50	11/15/36	315,000	300,685

Verizon Communications,
Sr. Unscd. Notes	5.55	2/15/16	615,000	621,274
				6,355,885
Real Estate Investment Trusts--.4%
ERP Operating,
Notes	6.95	3/2/11	750,000	796,838
Simon Property Group,
Unscd. Notes	5.75	5/1/12	750,000	767,939
				1,564,777
Residential Mortgage Pass-Through Ctfs.--.3%
WaMu Mortgage Pass Through
Certificates, Ser. 2003-S4,
Cl. 4A1	4.00	2/25/32	144,514	141,075
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR9,
Cl. A6	4.14	8/25/34	845,000 d	838,865
				979,940
Retailing--.3%
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	1,105,000	1,136,672
U.S. Government Agencies--3.3%
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	635,000	661,047
Federal Home Loan Banks,
Bonds	5.65	4/20/22	1,175,000	1,212,510
Federal Home Loan Mortgage Corp.,
Notes	5.30	2/27/09	140,000	140,436
Federal Home Loan Mortgage Corp.,
Notes	5.38	1/9/14	440,000	445,114
Federal Home Loan Mortgage Corp.,
Notes	5.40	2/2/12	700,000	712,456
Federal Home Loan Mortgage Corp.,
Notes	5.40	3/2/12	850,000	859,359
Federal Home Loan Mortgage Corp.,
Notes	5.50	3/22/22	660,000	682,217
Federal Home Loan Mortgage Corp.,
Notes	5.75	5/23/11	845,000	851,015
Federal Home Loan Mortgage Corp.,
Notes	5.90	6/15/22	1,175,000	1,225,590
Federal National Mortgage
Association, Notes	5.13	12/18/09	1,535,000	1,535,731
Federal National Mortgage
Association, Notes	5.25	3/5/14	2,030,000	2,084,577
Federal National Mortgage
Association, Notes	5.38	4/11/22	1,010,000	1,024,254
Federal National Mortgage
Association, Notes	5.75	6/9/11	755,000	760,816
				12,195,122
U.S. Government Agencies/Mortgage-Backed--15.6%
Federal Home Loan Mortgage Corp.:
4.50%, 3/1/21			3,066,918	3,016,526
5.00%, 10/1/18			892,213	894,158

5.08%, 10/1/35			1,016,028 [d]	1,015,797
5.50%, 3/1/35			1,657,238	1,658,879
5.76%, 4/1/37			1,312,727 [d]	1,330,779
5.95%, 5/1/37			1,218,067 [d]	1,233,972
6.00%, 5/1/37			1,773,587	1,800,851
7.00%, 8/1/29 - 8/1/36			597,045	621,547
Federal National Mortgage Association:
3.97%, 3/1/35			862,975 [d]	873,063
4.50%, 1/1/36			1,360,199	1,295,219
4.56%, 3/1/35			312,299 [d]	305,068
4.93%, 9/1/35			1,042,917 [d]	1,038,721
5.00%, 11/1/19			388,585	389,303
5.02%, 10/1/35			883,927 [d]	884,292
5.50%, 7/1/35 - 4/1/37			13,199,307	13,230,086
5.71%, 4/1/37			1,159,170 [d]	1,167,483
5.74%, 5/1/37			1,344,988 [d]	1,360,469
5.99%, 5/1/37			1,300,633	1,321,565
6.00%, 4/1/33 - 10/1/37			6,807,210 [e]	6,924,399
6.04%, 8/1/37			2,033,230 [d]	2,060,012
6.50%, 10/1/36 - 8/1/37			4,833,682	4,972,505
7.00%, 6/1/32			184,793	194,097
7.50%, 7/1/32			118,810	126,491
Government National Mortgage Association I:
5.00%, 11/15/34 - 3/15/36			4,148,335	4,122,525
5.50%, 2/15/36			1,013,567	1,027,575
6.00%, 10/15/08 - 7/15/34			1,769,054	1,815,050
7.00%, 5/15/23 - 11/15/23			279,832	297,000
8.00%, 2/15/08			1,020	1,021
9.00%, 12/15/09			80,602	81,343
Government National Mortgage Association II
5.00%, 1/20/37			2,614,517	2,572,530
				57,632,326
U.S. Government Securities--7.6%
U.S. Treasury Bonds	4.50	2/15/36	3,680,000 b	3,732,326
U.S. Treasury Inflation Protected
Securities, Notes	2.38	1/15/17	1,384,115 b,f	1,423,656
U.S. Treasury Inflation Protected
Securities, Bonds	2.38	1/15/27	1,384,115 b,f	1,435,685
U.S. Treasury Notes	4.00	11/15/12	935,000 b	961,662
U.S. Treasury Notes	4.13	8/15/10	950,000 b	975,755
U.S. Treasury Notes	4.25	1/15/11	1,635,000 b	1,691,842
U.S. Treasury Notes	4.50	5/15/10	1,445,000 b	1,495,802
U.S. Treasury Notes	4.50	5/15/17	3,455,000 b	3,598,061
U.S. Treasury Notes	4.63	8/31/11	3,925,000 b	4,115,119
U.S. Treasury Notes	4.63	2/29/12	6,745,000 b	7,081,198
U.S. Treasury Notes	4.63	11/15/16	140,000 b	147,088
U.S. Treasury Notes	6.00	8/15/09	1,505,000 b	1,577,782
				28,235,976
Total Bonds and Notes
(cost $143,690,447)				146,364,567

Other Investment--22.6%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund	2,724,000 g	2,724,000
Mellon Emerging Markets Fund	557,312 h	14,841,213
Mellon International Fund	1,819,561 h	32,843,083
Mellon Mid Cap Stock Fund	1,507,637 h	22,343,185
Mellon Small Cap Stock Fund	723,048 h	10,809,563
Total Other Investment
(cost $65,834,142)		83,561,044

Investment of Cash Collateral for
Securities Loaned--9.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $34,170,142)	34,170,142 [g]	34,170,142

Total Investments (cost $349,075,740)	109.5%	404,714,788
Liabilities, Less Cash and Receivables	(9.5%)	(35,125,138)
Net Assets	100.0%	369,589,650

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At November 30, 2007, the total market value of the fund's securities on loan is $33,208,878 and the total market value of the collateral held by the fund is $34,170,142.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $4,301,682 or 1.2% of net assets.
d	Variable rate security--interest rate subject to periodic change.
e	Purchased on a delayed delivery basis.
f	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
g	Investment in affiliated money market mutual fund.
h	Investment in affiliated mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon U.S. Core Equity 130/30 Fund
November 30, 2007 (Unaudited)

Common Stocks--123.9%	Shares	Value ($)

Consumer Discretionary--12.4%
Best Buy	9,730 a	496,716
DIRECTV Group	16,160 a,b	401,899
Gap	40,510 a	826,404
Gildan Activewear	10,090 a,b	384,833
Johnson Controls	19,050	735,711
Marriott International, Cl. A	7,880 a	295,500
McDonald's	16,720 a	977,618
News, Cl. A	12,970	273,278
News, Cl. B	12,260	265,797
O'Reilly Automotive	10,710 a,b	351,931
Omnicom Group	22,050 a	1,074,938
Phillips-Van Heusen	3,130 a	132,775
Ross Stores	12,010 a	316,824
TJX Cos.	21,420 a	628,463
Walt Disney	20,490 a	679,244
		7,841,931
Consumer Staples--14.4%
Altria Group	25,990 a	2,015,784
Cadbury Schweppes, ADR	7,950 a	409,982
Coca-Cola Enterprises	33,420 a	867,917
ConAgra Foods	31,350 a	784,377
CVS Caremark	24,570 a	985,011
Kroger	26,400 a	759,000
PepsiCo	10,340 a	798,041
Procter & Gamble	8,730 a	646,020
SUPERVALU	15,430 a	646,054
Wal-Mart Stores	24,450 a	1,171,155
		9,083,341
Energy--12.8%
Chesapeake Energy	15,880	601,058
Chevron	16,160	1,418,363
ConocoPhillips	24,370 a	1,950,575
ENSCO International	11,060 a	595,581
Exxon Mobil	7,360 a	656,218
Marathon Oil	6,370 a	356,083
Nabors Industries	13,310 a,b	358,039
National Oilwell Varco	12,340 a,b	840,971
Unit	5,450 a,b	243,724
XTO Energy	16,810 a	1,039,194
		8,059,806
Exchange Traded Funds--4.9%
Standard & Poor's Depository
Receipts (Tr. Ser. 1)	20,650	3,069,829
Financial--17.7%
American Express	22,460 a	1,324,691
American International Group	18,740 a	1,089,356
Bank of America	27,880 a	1,286,104
Chubb	11,040	602,232
Citigroup	9,090 a	302,697
CME Group	1,160 a	763,976
Goldman Sachs Group	3,300	747,912
JPMorgan Chase & Co.	31,570 a	1,440,223

MetLife	11,020 a	722,802
Morgan Stanley	11,390 a	600,481
T. Rowe Price Group	11,700 a	719,316
Wachovia	17,660 a	759,380
Wells Fargo & Co.	24,640	799,075
		11,158,245
Health Care--16.8%
Baxter International	17,160 a	1,027,369
Becton, Dickinson & Co.	7,700 a	637,021
Charles River Laboratories
International	11,900 a,b	756,007
CIGNA	9,490 a	508,759
Covidien	6,400 a	256,704
Gilead Sciences	10,670 a,b	496,582
Hospira	22,690 a,b	982,477
Invitrogen	4,130 a,b	400,651
Johnson & Johnson	9,160	620,498
Merck & Co.	18,480 a	1,096,973
Pfizer	33,760 a	802,138
Schering-Plough	43,010 a	1,346,213
St. Jude Medical	7,650 b	304,088
Thermo Fisher Scientific	23,190 a,b	1,336,672
		10,572,152
Industrials--12.8%
Allied Waste Industries	26,690 b	304,533
Dover	8,450 a	391,066
Eaton	12,230 a	1,092,261
Emerson Electric	16,720 a	953,374
General Electric	42,080 a	1,611,243
Goodrich	14,010 a	998,773
L-3 Communications Holdings	3,640	402,766
Raytheon	4,440 a	274,614
Textron	23,740 a	1,639,247
Tyco International	6,400 a	256,832
US Airways Group	8,090 a,b	168,029
		8,092,738
Information Technology--21.1%
Accenture, Cl. A	7,470 a	258,163
Adobe Systems	9,430 a,b	397,380
Amphenol, Cl. A	16,700 a	723,945
Apple	8,860 a,b	1,614,469
BMC Software	10,230 a,b	338,408
Check Point Software Technologies	12,680 a,b	289,358
Cisco Systems	38,240 a,b	1,071,485
EMC	41,590 a ,b	801,439
Global Payments	7,460	322,421
Google, Cl. A	1,540 a,b	1,067,220
Hewlett-Packard	25,760 a	1,317,882
Intel	33,190 a	865,595
McAfee	21,180 a,b	824,961
Microsoft	64,110 a	2,154,096
Oracle	27,470 a,b	554,345
QUALCOMM	16,810 a	685,512
		13,286,679
Materials--2.5%
Air Products & Chemicals	5,880 a	582,355
Allegheny Technologies	5,500 a	537,625
Rohm & Haas	8,310 a	451,815
		1,571,795

Telecommunication Services--5.5%
AT & T	44,500 a	1,700,345
Verizon Communications	40,720 a	1,759,511
		3,459,856
Utilities--3.0%
PG & E	14,470 a	669,527
Sempra Energy	19,750 a	1,236,745
		1,906,272

Total Investments (cost $76,155,360)	123.9%	78,102,644
Liabilities, Less Cash and Receivables	(23.9%)	(15,042,384)
Net Assets	100.0%	63,060,260

ADR - American Depository Receipts
a	Partially held by the custodian in a segregated account as collateral for open short positions.
b	Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF SECURITIES SOLD SHORT
November 30, 2007 (Unaudited)

Common Stocks--27.3%	Shares	Value ($)

Consumer Discretionary-- 4.0%
CBS, Cl. B	11,750	322,302
Comcast, Cl. A	28,590 a	587,239
Pool	4,010	85,493
Sally Beauty Holdings	57,370 a	522,641
Sears Holdings	1,770 a	186,753
Starbucks	15,970 a	373,538
Target	7,600	456,456
		2,534,422
Consumer Staples--3.8%
Brown-Forman, Cl. B	4,300	303,752
Constellation Brands, Cl. A	13,540 a	318,867
Corn Products International	11,890	467,634
Flowers Foods	27,490	638,593
Hain Celestial Group	8,440 a	279,195
Hormel Foods	9,470	376,432
		2,384,473
Energy--1.9%
Baker Hughes	5,850	469,580
FMC Technologies	7,550 a	419,629
Pioneer Natural Resources	6,990	311,544
		1,200,753
Financial--1.0%
Fifth Third Bancorp	5,290	158,224
Genworth Financial, Cl. A	9,060	237,734
Progressive	12,910	237,544
		633,502

Health Care--4.9%
C.R. Bard	5,200	439,556
GlaxoSmithKline, ADR	11,730	617,936
Health Management Associates, Cl. A	21,640	147,368
Resmed	18,470 a	845,926
Stryker	8,270	600,650
Techne	6,990 a	455,398
		3,106,834
Industrials-3.0%
Boeing	5,850	541,359
JetBlue Airways	25,630 a	179,410
Fastenal	6,990	277,084
Donaldson	5,290	247,466
Alexander & Baldwin	4,100	210,658
Fluor	1,660	244,302
Southwest Airlines	14,700	208,005
		1,908,284
Information Technology--7.1%
ADC Telecommunications	15,770 a	261,151
Akamai Technologies	6,900 a	262,614
Alcatel-Lucent, ADR	28,140	227,934
Citrix Systems	5,700 a	210,786
CommScope	8,350 a	338,175
IDEXX Laboratories	4,660 a	281,930
Intuit	5,750 a	168,590

Juniper Networks	9,780 a	290,662
Microchip Technology	5,630	162,088
Molex	8,170	225,165
Network Appliance	8,780 a	216,954
Nortel Networks	16,670 a	280,723
Palm	26,410	184,078
Research In Motion	5,080 a	578,206
Riverbed Technology	10,440 a	295,243
SAP, ADR	5,540	283,759
Xilinx	9,720	212,868
		4,480,926

Materials--.5%
United States Steel	2,940	287,238

Telecommunication Services--1.1%
Metropcs Communications	17,980 a	307,458
Sprint Nextel	23,700	367,824
		675,282

Total Securities Sold Short (cost $17,990,172)	27.3%	17,211,714

ADR-American Depository Receipts
a Non-income producing security.

See notes to financial statements.

STATEMENT OF INVESTMENTS
Mellon Income Stock Fund
November 30, 2007 (Unaudited)

Common Stocks--100.2%	Shares	Value ($)

Banking--3.0%
Bank of America	248,188	11,448,912
Consumer Discretionary--6.3%
Johnson Controls	51,880	2,003,606
Macy's	46,060	1,365,679
McDonald's	70,100	4,098,747
News, Cl. A	374,900	7,899,143
Omnicom Group	125,480	6,117,150
TJX Cos.	80,860	2,372,432
		23,856,757
Consumer Staples--12.9%
Altria Group	179,940	13,956,146
Cadbury Schweppes, ADR	88,950	4,587,152
Coca-Cola	42,540	2,641,734
Coca-Cola Enterprises	89,070	2,313,148
Colgate-Palmolive	47,250	3,783,780
CVS Caremark	62,980	2,524,868
Kraft Foods, Cl. A	108,710	3,755,931
Procter & Gamble	153,240	11,339,760
SUPERVALU	49,670	2,079,683
Wal-Mart Stores	44,790	2,145,441
		49,127,643
Energy--14.7%
Chevron	199,886	17,543,994
Devon Energy	57,950	4,798,840
EOG Resources	32,800	2,715,184
Exxon Mobil	190,346	16,971,249
Marathon Oil	41,760	2,334,384
Occidental Petroleum	93,920	6,552,798
Schlumberger	19,170	1,791,437
XTO Energy	54,230	3,352,499
		56,060,385
Financial--24.7%
American International Group	119,070	6,921,539
Capital One Financial	32,717	1,744,143
Chubb	44,580	2,431,839
Citigroup	393,775	13,112,708
Fannie Mae	51,480	1,977,862
Fidelity National Financial, Cl.
A	89,870	1,403,769
Freddie Mac	24,920	873,944
Genworth Financial, Cl. A	62,240	1,633,178
Goldman Sachs Group	23,950	5,428,028
JPMorgan Chase & Co.	319,599	14,580,106
Lehman Brothers Holdings	30,720	1,923,994
Lincoln National	94,310	5,806,667
Merrill Lynch & Co.	55,760	3,342,254
Morgan Stanley	54,420	2,869,022
PNC Financial Services Group	38,720	2,834,691
Principal Financial Group	36,320	2,378,597
Prudential Financial	24,610	2,316,785
State Street	39,360	3,144,470
T. Rowe Price Group	41,270	2,537,280
Travelers Cos.	67,091	3,563,203

U.S. Bancorp	63,766	2,110,017
Wachovia	95,740	4,116,820
Wells Fargo & Co.	208,150	6,750,305
		93,801,221
Health Care--8.7%
Abbott Laboratories	130,950	7,530,934
Baxter International	66,230	3,965,190
Merck & Co.	150,580	8,938,429
Pfizer	175,098	4,160,328
Schering-Plough	121,120	3,791,056
Wyeth	99,789	4,899,640
		33,285,577
Industrial--7.5%
Eaton	26,650	2,380,112
Emerson Electric	55,000	3,136,100
General Electric	333,972	12,787,788
Honeywell International	66,780	3,781,084
United Technologies	42,556	3,181,912
Waste Management	94,990	3,260,057
		28,527,053
Information Technology--7.0%
Accenture, Cl. A	87,000	3,006,720
Automatic Data Processing	77,610	3,497,107
Cisco Systems	134,720 a	3,774,854
Hewlett-Packard	83,690	4,281,580
Intel	73,750	1,923,400
International Business Machines	18,650	1,961,607
Microsoft	193,160	6,490,176
QUALCOMM	45,780	1,866,908
		26,802,352
Materials--2.3%
Air Products & Chemicals	21,280	2,107,571
Dow Chemical	48,320	2,026,541
Freeport-McMoRan Copper & Gold	21,950	2,171,514
Monsanto	23,620	2,347,119
		8,652,745
Telecommunication Services--6.7%
AT & T	442,745	16,917,286
Verizon Communications	168,641	7,286,978
Windstream	88,452	1,145,453
		25,349,717
Utilities--6.4%
Entergy	44,450	5,313,553
Exelon	74,540	6,042,958
FPL Group	61,980	4,323,725
NRG Energy	106,090 a	4,497,155
Southern	115,160	4,332,319
		24,509,710

Total Investments (cost $305,448,829)	100.2%	381,422,072
Liabilities, Less Cash and Receivables	(.2%)	(695,104)
Net Assets	100.0%	380,726,968

ADR - American Depository Receipts
a Non-income producing security.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Mid Cap Stock Fund
November 30, 2007 (Unaudited)

Common Stocks--99.8%	Shares	Value ($)

Consumer Discretionary--13.8%
Abercrombie & Fitch, Cl. A	112,000	9,188,480
American Eagle Outfitters	296,000	6,775,440
Apollo Group, Cl. A	114,110 a	8,731,697
Career Education	144,780 a,b	4,159,529
Children's Place Retail Stores	244,000 a,b	6,944,240
Dollar Tree Stores	376,000 a	10,776,160
Focus Media Holding, ADR	150,800 a	8,511,152
GameStop, Cl. A	386,000 a,b	22,175,700
Gentex	630,510 b	12,496,708
Gildan Activewear	382,600 a	14,592,364
ITT Educational Services	119,400 a	13,508,916
Lamar Advertising, Cl. A	313,400 b	16,299,934
Life Time Fitness	204,500 a,b	11,108,440
New Oriental Education &
Technology Group, ADR	105,700 a	8,463,399
O'Reilly Automotive	309,100 a,b	10,157,026
Phillips-Van Heusen	289,900	12,297,558
Saks	415,900 b	8,567,540
Scientific Games, Cl. A	370,700 a,b	12,006,973
Thor Industries	243,090 b	8,568,922
Tupperware Brands	180,200	6,285,376
Urban Outfitters	532,670 a,b	13,955,954
Virgin Media	387,600 b	7,364,400
Warnaco Group	201,900 a	7,450,110
Wyndham Worldwide	171,200 b	4,993,904
		245,379,922
Consumer Staples--2.9%
Energizer Holdings	88,100 a,b	10,010,803
Hansen Natural	318,490 a	13,825,651
Hormel Foods	339,100	13,479,225
Smithfield Foods	456,400 a,b	13,714,820
		51,030,499
Energy--9.9%
Cameron International	264,300 a,b	24,640,689
Consol Energy	199,400	11,820,432
Continental Resources	390,150 a	9,293,373
Denbury Resources	358,900 a,b	19,136,548
Dril-Quip	138,600 a	7,819,812
Exterran Holdings	205,100 a,b	16,416,204
FMC Technologies	171,800 a,b	9,548,644
Forest Oil	310,600 a,b	14,623,048
Frontier Oil	270,030	11,935,326
Newfield Exploration	198,260 a	9,883,261
PetroHawk Energy	538,600 a	8,779,180
Range Resources	219,800	8,941,464
Southwestern Energy	458,600 a	22,824,522
		175,662,503
Financial--12.8%
AllianceBernstein Holding	112,100	9,186,595
Allied World Assurance Holdings	118,100	5,465,668
AMB Property	227,900 b	13,938,364
Arthur J. Gallagher & Co.	382,400 b	10,049,472
Assurant	192,800 b	12,614,904

Bank of Hawaii	252,700	13,158,089
Commerce Bancorp	209,500	8,342,290
Digital Realty Trust	198,900	7,590,024
Eaton Vance	318,000 b	13,915,680
FelCor Lodging Trust	386,700 b	6,771,117
First Industrial Realty Trust	191,000 b	6,975,320
IntercontinentalExchange	78,700 a,b	13,139,752
New York Community Bancorp	993,200	18,483,452
Raymond James Financial	358,100	11,631,088
Rayonier	303,986 b	14,098,871
SEI Investments	423,400 b	13,133,868
Sunstone Hotel Investors	192,760 b	4,472,032
Taubman Centers	88,000 b	4,710,640
Validus Holdings	529,400 a,b	13,182,060
W.R. Berkley	462,850	14,153,953
Waddell & Reed Financial, Cl. A	371,000	12,680,780
		227,694,019
Health Care--14.9%
Barr Pharmaceuticals	248,500 a	13,344,450
Cephalon	212,000 a,b	15,883,040
Community Health Systems	402,700 a	13,458,234
Covance	167,150 a	14,597,210
DaVita	214,500 a	13,290,420
Dentsply International	422,730	18,084,389
Gen-Probe	87,200 a	5,832,808
Health Net	228,300 a	11,090,814
Henry Schein	159,530 a,b	9,436,200
Hologic	360,804 a,b	23,953,778
Intuitive Surgical	35,780 a	11,724,390
Invitrogen	170,510 a,b	16,541,175
MGI Pharma	249,870 a,b	8,648,001
Millennium Pharmaceuticals	572,000 a	8,431,280
Omnicare	282,730 b	7,203,960
Owens & Minor	209,610	8,231,385
Owens-Illinois	201,800 a	9,058,802
Pediatrix Medical Group	141,130 a	9,125,466
Perrigo	366,750 b	11,332,575
Pharmaceutical Product Development	439,000 b	18,587,260
Thoratec	391,790 a,b	7,675,166
Vertex Pharmaceuticals	205,400 a,b	5,215,106
WellCare Health Plans	131,200 a	5,104,992
		265,850,901
Industrial--15.1%
AGCO	139,560 a	9,621,266
Alliant Techsystems	135,400 a,b	15,818,782
AMETEK	343,350	15,107,400
Chicago Bridge & Iron (NY Shares)	154,130	8,192,010
Corrections Corp. of America	307,100 a	9,369,621
Dun & Bradstreet	135,200	12,063,896
Equifax	205,300 b	7,643,319
Flowserve	194,200	18,272,278
Gardner Denver	245,700 a	8,135,127
Goodrich	119,700	8,533,413
J.B. Hunt Transport Services	390,100 b	10,255,729
Lincoln Electric Holdings	195,060	13,609,336
Manitowoc	196,890 b	8,633,627
Manpower	289,400 b	17,682,340
Quanta Services	249,200 a,b	6,823,096
Republic Services	549,080	18,212,984
Roper Industries	269,500 b	17,099,775

SPX	210,400	21,410,304
Terex	113,100 a	7,289,295
Textron	186,200	12,857,110
Trimble Navigation	229,700 a	8,514,979
URS	257,100 a,b	14,780,679
		269,926,366
Information Technology--14.6%
Akamai Technologies	257,400 a,b	9,796,644
Amphenol, Cl. A	552,120	23,934,402
Atheros Communications	276,700 a,b	8,159,883
Avnet	297,000 a,b	10,246,500
CommScope	265,400 a,b	10,748,700
Comtech Telecommunications	203,920 a,b	10,126,667
Cypress Semiconductor	387,800 a,b	12,882,716
Equinix	79,300 a	8,255,923
FactSet Research Systems	70,420 b	4,413,926
Global Payments	322,700	13,947,094
Harris	358,600	22,509,322
Intersil, Cl. A	433,000	10,799,020
Lam Research	210,100 a,b	9,633,085
Macrovision	362,600 a,b	9,035,992
McAfee	549,800 a,b	21,414,710
National Semiconductor	404,500 b	9,246,870
NCR	304,800 a	7,296,912
Network Appliance	300,400 a,b	7,422,884
Synopsys	522,200 a	12,851,342
VeriFone Holdings	199,680 a,b	9,590,630
Western Digital	674,100 a	18,625,383
Wright Express	237,800 a,b	9,024,510
		259,963,115
Materials--7.0%
Agrium	145,500	8,415,720
Airgas	302,400	14,962,752
Albemarle	332,800	14,689,792
Carpenter Technology	193,100	14,569,395
Celanese, Ser. A	279,300 b	11,082,624
Lubrizol	193,500	12,411,090
Lyondell Chemical	213,700	10,086,640
Martin Marietta Materials	65,800 b	8,853,390
Packaging Corp. of America	451,800	12,781,422
Steel Dynamics	336,200	16,914,222
		124,767,047
Telecommunication Services--1.4%
NII Holdings	240,800 a,b	13,282,528
SBA Communications, Cl. A	297,300 a,b	11,130,912
		24,413,440
Utilities--7.4%
Allegheny Energy	171,300 b	10,406,475
Alliant Energy	316,600	13,145,232
DPL	395,500 b	11,975,740
Energen	259,030	16,510,572
ITC Holdings	135,400 b	6,910,816
MDU Resources Group	587,960 b	16,045,428
New Jersey Resources	137,300 b	6,926,785
Pepco Holdings	332,100	9,332,010
Questar	259,200	13,854,240
Southern Union	288,900	8,623,665
Wisconsin Energy	381,400	18,246,176
		131,977,139
Total Common Stocks

(cost $1,530,067,774)		1,776,664,951

Investment of Cash Collateral for
Securities Loaned--20.0%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $355,921,067)	355,921,067 [c]	355,921,067

Total Investments (cost $1,885,988,841)	119.8%	2,132,586,018
Liabilities, Less Cash and Receivables	(19.8%)	(352,466,746)
Net Assets	100.0%	1,780,119,272

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of these securities are on loan. At November 30, 2007, the total market value of the fund's securities on loan is $346,921,298 and the total market value of the collateral held by the fund is $355,921,067.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Small Cap Stock Fund
November 30, 2007 (Unaudited)

Common Stocks--92.7%	Shares	Value ($)

Consumer Discretionary--12.4%
Career Education	83,100 a	2,387,463
Children's Place Retail Stores	120,300 a	3,423,738
Crocs	66,300 a	2,587,689
Deckers Outdoor	16,300 a	2,349,971
DeVry	55,700	3,062,386
Exide Technologies	416,900 a	2,930,807
Gaylord Entertainment	65,100 a	2,738,106
Group 1 Automotive	114,920	3,089,050
Iconix Brand Group	218,500 a	4,979,615
Jack in the Box	76,600 a	2,294,170
Life Time Fitness	150,300 a	8,164,296
LKQ	67,800 a	2,692,338
Men's Wearhouse	55,300	1,908,956
Morgans Hotel Group	146,700 a	2,712,483
New Oriental Education &
Technology Group, ADR	40,000 a	3,202,800
Phillips-Van Heusen	58,800	2,494,296
Sonic Automotive, Cl. A	173,500	4,009,585
Tempur-Pedic International	93,200	2,767,108
Tractor Supply	83,700 a	3,433,374
Tupperware Brands	178,400	6,222,592
Tween Brands	79,500 a	2,001,810
Vail Resorts	95,700 a	5,312,307
WMS Industries	100,800 a	3,366,720
Zumiez	106,700 a	2,966,260
		81,097,920
Consumer Staples--3.7%
Chattem	68,800 a	4,878,608
Chiquita Brands International	282,000 a	5,411,580
Flowers Foods	81,600	1,895,568
Hain Celestial Group	39,200 a	1,296,736
Herbalife	74,000	3,098,380
Ralcorp Holdings	29,400 a	1,804,866
TreeHouse Foods	134,800 a	3,177,236
United Natural Foods	95,200 a	2,788,408
		24,351,382
Energy--7.0%
Cabot Oil & Gas	118,100	4,065,002
Forest Oil	74,000 a	3,483,920
Helix Energy Solutions Group	82,700 a	3,356,793
ION Geophysical	336,300 a	5,189,109
Massey Energy	107,500	3,649,625
Matrix Service	97,000 a	2,530,730
Oceaneering International	100,100 a	6,387,381
Overseas Shipholding Group	67,500	4,833,000
St. Mary Land & Exploration	70,090	2,754,537
Tetra Technologies	77,500 a	1,225,275
Unit	50,830 a	2,273,118
W-H Energy Services	35,600 a	1,797,800
Willbros Group	109,400 a	4,099,218
		45,645,508
Exchange Traded Funds--.7%
iShares Nasdaq Biotechnology Index
Fund	57,200	4,819,672

Financial--14.8%
Aspen Insurance Holdings	190,000	5,472,000
Astoria Financial	179,450	4,493,428
Bank of Hawaii	60,800	3,165,856
Calamos Asset Management, Cl. A	119,500	3,538,395
East West Bancorp	106,500	2,870,175
Entertainment Properties Trust	30,000	1,598,700
Essex Property Trust	25,600	2,655,744
FCStone Group	74,200 a	3,131,982
FelCor Lodging Trust	263,920	4,621,239
First Midwest Bancorp	76,640	2,506,128
GFI Group	37,700 a	3,671,226
Hilb, Rogal & Hobbs	66,400	2,838,600
Investment Technology Group	130,800 a	5,974,944
Kilroy Realty	36,300	2,028,807
Lexington Realty Trust	69,100	1,222,379
National Financial Partners	103,300	4,689,820
National Retail Properties	228,100	5,586,169
Philadelphia Consolidated Holding	56,700 a	2,414,286
Senior Housing Properties Trust	78,100	1,725,229
Signature Bank	138,240 a	5,121,792
StanCorp Financial Group	64,350	3,351,991
Susquehanna Bancshares	158,900	3,160,521
Texas Capital Bancshares	208,200 a	4,388,856
Trustco Bank NY	296,800	3,154,984
UCBH Holdings	259,500	4,172,760
Washington Federal	125,500	2,945,485
Whitney Holding	63,700	1,745,380
Zenith National Insurance	102,200	4,295,466
		96,542,342
Health Care--10.9%
Amedisys	26,200 a	1,117,692
American Medical Systems Holdings	73,600 a	1,006,112
AMERIGROUP	57,400 a	1,972,838
AmSurg	126,100 a	3,260,946
ArthroCare	71,600 a	3,875,708
Chemed	29,400	1,592,010
Dionex	17,900 a	1,512,013
Haemonetics	25,300 a	1,467,653
Healthways	39,000 a	2,276,430
IDEXX Laboratories	61,680 a	3,731,640
Immucor	71,100 a	2,358,387
inVentiv Health	130,100 a	3,796,318
Lifecell	37,500 a	1,520,625
Meridian Bioscience	51,300	1,582,605
MGI Pharma	137,200 a	4,748,492
NuVasive	91,400 a	3,890,898
Owens & Minor	152,000	5,969,040
Pediatrix Medical Group	154,800 a	10,009,368
Perrigo	146,200	4,517,580
Regeneron Pharmaceuticals	63,400 a	1,380,852
Respironics	75,890 a	3,738,341
Sunrise Senior Living	48,200 a	1,512,998
Thoratec	217,500 a	4,260,825
		71,099,371
Industrial--15.0%
Acuity Brands	92,500	3,652,825
Baldor Electric	43,700	1,474,875
Barnes Group	100,100	3,099,096
Belden	62,700	2,887,335
Brady, Cl. A	62,400	2,497,872

Ceradyne	72,400 a	3,579,456
Corrections Corp. of America	115,700 a	3,530,007
Curtiss-Wright	91,000	4,908,540
DRS Technologies	55,600	3,292,076
EMCOR Group	103,900 a	2,767,896
EnerSys	171,600 a	3,993,132
EnPro Industries	101,100 a	3,093,660
Gardner Denver	151,800 a	5,026,098
Huron Consulting Group	29,524 a	2,163,223
IDEX	85,630	3,056,991
Kansas City Southern	82,670 a	2,846,328
Kaydon	91,900	4,651,059
Kirby	116,900 a	5,619,383
Landstar System	61,820	2,459,200
Manitowoc	99,020	4,342,027
Moog, Cl. A	45,000 a	2,028,600
Shaw Group	78,190 a	4,958,810
Taser International	158,300 a	2,217,783
Teledyne Technologies	34,830 a	1,888,483
Toro	50,200	2,793,630
United Stationers	47,600	2,411,416
URS	52,770 a	3,033,747
US Airways Group	81,700 a	1,696,909
Waste Connections	169,300 a	5,388,819
Watson Wyatt Worldwide, Cl. A	43,700	2,012,385
		97,371,661
Information Technology--17.3%
Anixter International	34,960 a	2,254,920
ANSYS	155,360 a	6,037,290
Arris Group	213,100 a	2,222,633
Atheros Communications	150,440 a	4,436,476
Blue Coat Systems	42,600 a	1,542,546
Brightpoint	308,260 a	5,120,199
Checkpoint Systems	113,000 a	2,684,880
Comtech Telecommunications	88,400 a	4,389,944
Concur Technologies	49,700 a	1,866,732
FactSet Research Systems	38,350	2,403,778
FLIR Systems	67,300 a	4,625,529
Harmonic	286,800 a	2,974,116
Informatica	335,100 a	5,746,965
Itron	82,400 a	6,390,120
j2 Global Communications	54,500 a	1,325,440
JDA Software Group	303,700 a	6,359,478
Micros Systems	35,900 a	2,589,826
Microsemi	204,800 a	4,685,824
Net 1 UEPS Technologies	109,300 a	3,383,928
OmniVision Technologies	159,300 a	2,966,166
PMC-Sierra	380,700 a	2,672,514
Shanda Interactive Entertainment,
ADR	135,500 a	4,967,430
Skyworks Solutions	611,400 a	5,551,512
Sonus Networks	586,300 a	3,857,854
Synaptics	68,300 a	3,793,382
Tessera Technologies	84,900 a	3,278,838
THQ	87,600 a	2,141,820
Trimble Navigation	125,600 a	4,655,992
Varian Semiconductor Equipment
Associates	83,705 a	3,474,594
Wright Express	97,940 a	3,716,823
		112,117,549
Materials--3.7%

AptarGroup	65,500	2,764,755
Century Aluminum	30,000 a	1,720,200
Coeur d'Alene Mines	756,000 a,b	3,152,520
H.B. Fuller	140,600	3,555,774
Packaging Corp. of America	104,900	2,967,621
RTI International Metals	27,200 a	1,997,568
Smurfit-Stone Container	203,800 a	2,243,838
Steel Dynamics	56,600	2,847,546
Texas Industries	39,100	2,712,758
		23,962,580
Telecommunication Services--2.0%
Alaska Communications Systems
Group	426,120	6,391,800
NTELOS Holdings	112,400	2,981,972
SBA Communications, Cl. A	92,500 a	3,463,200
		12,836,972
Utilities--5.2%
Atmos Energy	95,600	2,503,764
Cleco	214,000	5,979,160
El Paso Electric	183,900 a	4,728,069
IDACORP	149,300	5,249,388
ITC Holdings	106,560	5,438,822
New Jersey Resources	84,200	4,247,890
UGI	227,300	6,009,812
		34,156,905
Total Common Stocks
(cost $548,067,641)		604,001,862

Other Investment--2.8%

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $18,461,000)	18,461,000 [c]	18,461,000

Investment of Cash Collateral for
Securities Loaned--.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $2,500,000)	2,500,000 [c]	2,500,000

Total Investments (cost $569,028,641)	95.9%	624,962,862
Cash and Receivables (Net)	4.1%	26,751,240
Net Assets	100.0%	651,714,102

ADR - American Depository Receipts
a	Non-income producing security.
b	All or a portion of this security is on loan. At November 30, 2007, the total market value of the fund's security on loan is
$2,085,000 and the total market value of the collateral held by the fund is $2,500,000.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon International Fund
November 30, 2007 (Unaudited)

Common Stocks--97.3%	Shares	Value ($)

Australia--4.2%
Amcor	3,239,382	19,562,498
AMP	529,200	4,730,743
ASX	104,350	5,188,516
BHP Billiton	375,830	14,240,638
Coca-Cola Amatil	353,500	3,116,456
Commonwealth Bank of Australia	164,300	8,640,116
Insurance Australia Group	1,356,543	5,333,840
National Australia Bank	592,815	20,016,564
Seven Network	221,300	2,633,824
Suncorp-Metway	764,128	12,583,880
Tabcorp Holdings	1,341,311	18,056,772
Telstra	1,008,613	4,152,532
		118,256,379
Austria--.2%
OMV	37,800	2,686,168
Voestalpine	32,800	2,400,948
		5,087,116
Belgium--1.5%
AGFA-Gevaert	3,552	39,305
Delhaize Group	56,450	4,916,239
Fortis	848,216	22,720,068
Fortis (Strip)	312,558 a	4,575
InBev	118,900	10,419,411
KBC Groep	38,700	5,381,293
		43,480,891
Denmark--.3%
Carlsberg, Cl. B	33,180	4,225,798
Danske Bank	130,200	5,225,068
		9,450,866
Finland--1.4%
Konecranes	54,020	2,067,656
M-real, Cl. B	28,940	152,494
Neste Oil	64,100	2,248,003
Nokia	254,300	10,150,410
Rautaruukki	40,460	1,911,664
UPM-Kymmene	1,045,331	22,078,636
		38,608,863
France--9.9%
Air France-KLM	63,800	2,295,380
AXA	141,930	5,802,260
BNP Paribas	268,749	30,348,334
Bouygues	23,850	2,137,144
Cap Gemini	60,030	3,495,306
Carrefour	1,790	138,625
Compagnie Generale des Etablissements Michelin, Cl. B	870	103,185
Credit Agricole	768,421	27,016,202
France Telecom	628,469	23,871,147
Lafarge	55,980	8,920,582
Lagardere	169,383	13,598,735
Peugeot	3,030	235,499
Rhodia	5,241 a	185,261
Sanofi-Aventis	720,745	68,582,589
Scor	165,020	4,289,746
Suez	85,920	5,719,615
Thomson	480,675	7,478,885

Total	604,032	48,830,038
Total, ADR	79,072	6,398,506
Valeo	2,862	144,524
Vinci	83,900	6,689,157
Vivendi	237,500	10,912,066
		277,192,786
Germany--9.6%
Adidas	149,862	9,973,981
Allianz	86,411	17,833,649
BASF	42,990	5,962,722
Bayerische Motoren Werke	397,000	24,231,407
Daimler	181,262	18,452,532
Deutsche Bank	32,880	4,321,274
Deutsche Post	1,004,453	34,123,756
Deutsche Telekom	1,224,640	27,066,834
E.ON	126,712	25,839,451
Hannover Rueckversicherung	31,345	1,488,796
Heidelberger Druckmaschinen	362,432	11,442,706
MAN	41,600	6,697,891
Merck	21,393	2,778,397
MTU Aero Engines Holding	43,300	2,314,572
Muenchener Rueckversicherungs	125,550	22,882,733
RWE	153,391	20,965,529
Salzgitter	11,200	1,786,065
Siemens	159,645	24,236,500
ThyssenKrupp	115,000	6,783,518
		269,182,313
Greece--1.0%
Coca-Cola Hellenic Bottling	99,300	4,215,017
Public Power	484,894	23,762,073
		27,977,090
Hong Kong--2.6%
BOC Hong Kong Holdings	9,341,500	24,414,303
Esprit Holdings	221,900	3,328,614
HongKong Electric Holdings	946,500	4,941,337
Hutchison Whampoa	1,911,500	22,634,375
Johnson Electric Holdings	12,737,500	5,725,528
Wharf Holdings	739,500	4,359,274
Yue Yuen Industrial Holdings	2,378,000	7,574,027
		72,977,458
Ireland--.7%
Allied Irish Banks	211,200	4,800,842
Bank of Ireland	421,530	6,817,778
CRH	123,700	4,667,719
Kerry Group, Cl. A	87,120	2,543,975
		18,830,314
Italy--5.6%
Banca Popolare di Milano	122,600	1,776,551
Banco Popolare Scarl	687,930 a	15,446,201
Enel	571,980	6,848,354
ENI	640,814	22,933,109
Fiat	73,600	2,014,520
Mediaset	2,104,283	20,574,661
Prysmian	79,820 a	2,000,173
Saras	2,643,262	15,379,047
Telecom Italia	8,497,490	26,958,880
UniCredito Italiano	2,812,220	23,894,810
Unipol Gruppo Finanziario	4,810,323	18,640,703
		156,467,009
Japan--21.8%
77 Bank	782,800	5,282,851

Aeon	1,729,700	26,400,971
Aisin Seiki	64,700	2,605,839
Astellas Pharma	173,200	7,709,222
Canon	267,151	13,985,199
Central Japan Railway	2,115	22,296,256
Chiba Bank	457,000	3,907,672
Chiyoda	1,378,800	17,864,706
Chuo Mitsui Trust Holdings	1,052,300	8,912,574
Dentsu	3,960	10,133,261
JS Group	1,006,500	16,133,383
KDDI	674	4,773,294
Kenedix	2,768	5,212,524
Komatsu	317,600	9,586,521
Kubota	2,436,800	18,004,019
Makita	119,600	5,312,682
Marubeni	312,000	2,375,456
Matsumotokiyoshi Holdings	344,452	6,843,417
Mitsubishi	132,100	3,784,998
Mitsubishi UFJ Financial Group	3,422,600	33,583,019
Mitsubishi UFJ Lease & Finance	57,380	2,016,327
Mitsui & Co.	298,000	6,793,170
Mitsui OSK Lines	349,000	5,191,684
Mitsumi Electric	54,500	2,121,368
NEC Electronics	72,400 a	2,022,255
NGK Spark Plug	569,100	10,040,076
Nikon	179,000	5,564,265
Nintendo	17,000	10,339,235
Nippon Express	4,295,500	21,828,734
Nippon Paper Group	3,682	10,748,912
Nippon Steel	507,000	3,037,843
Nippon Telegraph & Telephone	620	2,821,102
Nissan Motor	2,125,100	24,221,755
NOK	387,700	7,842,380
Nomura Holdings	1,634,200	29,272,331
Obayashi	1,218,000	6,156,670
Olympus	107,000	4,376,988
Ricoh	349,800	6,587,214
Rohm	182,100	16,670,145
Sekisui Chemical	1,438,700	9,825,964
Sekisui House	1,355,800	17,297,948
Seven & I Holdings	1,132,500	28,316,327
Sony	143,100	7,749,074
Star Micronics	70,500	1,848,493
Sumitomo	427,300	6,352,615
Sumitomo Electric Industries	153,800	2,369,672
Sumitomo Metal Industries	1,118,000	4,915,835
Sumitomo Mitsui Financial Group	4,246	36,382,808
Takeda Pharmaceutical	470,300	30,086,318
TDK	30,400	2,155,679
Teijin	2,506,800	10,841,681
Terumo	46,100	2,334,388
THK	593,000	10,819,705
Tokyo Electron	134,500	8,252,872
Tokyo Gas	921,400	4,582,717
Toyo Suisan Kaisha	120,000	2,254,359
Toyota Motor	417,100	23,450,953
Urban	227,900	3,675,641
		615,873,367
Netherlands--3.6%
Aegon	998,998	17,853,869
Akzo Nobel	2,080	159,532

ASML Holding	64,771 a	2,249,730
European Aeronautic Defence and Space	492,151	15,804,730
Fugro	42,540	3,498,715
ING Groep	270,700	10,511,812
Koninklijke DSM	88,338	4,397,504
Koninklijke Philips Electronics	202,080	8,477,184
Koninklijke Philips Electronics (NY Shares)	4,620	192,238
Royal Dutch Shell, Cl. A	854,075	34,465,521
Royal KPN	157,800	2,901,007
TNT	8,780	359,708
Vedior	21,810	542,696
		101,414,246
Norway--.1%
DNB NOR	205,000	3,214,859
Singapore--1.1%
DBS Group Holdings	2,197,244	30,487,784
Spain--2.1%
ACS-Actividades de Construccion y Servicios	108,300	6,970,068
Banco Bilbao Vizcaya Argentaria	11,040	274,869
Banco Santander	653,092	13,994,826
Mapfre	380,500	1,737,646
Repsol	574,470	21,172,647
Telefonica	256,000	8,584,542
Union Fenosa	80,740	5,589,873
		58,324,471
Sweden--1.6%
Alfa Laval	43,400	2,799,737
NCC, Cl. B	80,600	1,687,948
Nordea Bank	288,000	4,834,121
Skandinaviska Enskilda Banken, Cl. A	233,100	6,514,945
Skanska, Cl. B	114,800	2,233,411
Svenska Cellulosa, Cl. B	475,920	8,495,112
Telefonaktiebolaget LM Ericsson, ADR	60,570	1,481,542
Telefonaktiebolaget LM Ericsson, Cl. B	7,014,900	17,134,695
		45,181,511
Switzerland--7.9%
Baloise Holding	34,780	3,359,956
Ciba Specialty Chemicals	473,252	21,437,303
Clariant	527,638 a	4,663,585
Credit Suisse Group	136,700	8,234,139
Nestle	130,068	62,424,363
Novartis	985,431	56,047,803
Roche Holding	57,820	11,013,090
Swatch Group	19,748	5,533,071
Swiss Reinsurance	225,571	16,737,392
UBS	485,531	24,546,909
Zurich Financial Services	31,610	9,198,862
		223,196,473
United Kingdom--21.5%
Amlin	679,140	4,334,006
Anglo American	433,524	29,417,418
BAE Systems	234,000	2,214,262
Barclays	493,440	5,653,351
BP	5,805,646	70,772,044
British Airways	678,200 a	4,760,865
British American Tobacco	141,360	5,487,995
British Energy Group	1,119,702	12,046,463
BT Group	863,618	5,063,163
Carnival	2,424	105,787
Centrica	1,737,830	12,992,491
Charter	154,650 a	2,784,811

Dairy Crest Group	194,090	2,391,583
Dana Petroleum	81,480 a	2,219,482
Debenhams	4,623,140	8,261,564
Enterprise Inns	269,400	2,954,681
Firstgroup	168,900	2,470,068
Friends Provident	4,020,318	13,002,816
GKN	399,810	2,628,547
GlaxoSmithKline	1,551,042	41,012,816
Greene King	166,700	2,794,624
HBOS	1,461,032	24,010,550
HSBC Holdings	2,388,747	40,705,203
International Power	1,093,300	10,560,589
Kingfisher	5,224,796	16,369,094
National Grid	279,490	4,738,215
Next	128,520	4,577,053
Old Mutual	6,361,532	22,137,976
Prudential	306,420	4,279,985
Punch Taverns	634,917	10,729,511
Reed Elsevier	1,312,978	16,529,674
Rentokil Initial	1,994,281	6,181,098
Rexam	18,512	186,021
Royal Bank of Scotland Group	2,973,851	27,952,996
Royal Dutch Shell, Cl. A	198,926	7,981,695
Royal Dutch Shell, Cl. B	335,900	13,522,166
SABMiller	181,600	5,170,200
Schroders	98,990	2,726,637
Shire	144,030	3,414,052
Smiths Group	5,131	112,727
SSL International	253,300	2,620,949
Tesco	1,438,138	14,170,706
Trinity Mirror	998,420	6,952,282
Unilever	1,461,316	53,619,763
Vedanta Resources	51,050	2,399,592
Vodafone Group	11,778,558	44,194,437
William Morrison Supermarkets	825,260	5,208,579
WPP Group	1,002,310	12,659,771
Xstrata	142,140	9,997,026
		607,077,384
United States--.6%
iShares MSCI EAFE Index Fund	189,470	15,722,221
Total Common Stocks
(cost $2,512,645,383)		2,738,003,401

Preferred Stocks--1.1%

Germany
Fresenius	98,740	8,174,376
Henkel	390,730	21,595,378
Porsche	859	1,888,241
Total Preferred Stocks
(cost $26,788,339)		31,657,995

Other Investment--1.0%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $28,400,000)	28,400,000 [b]	28,400,000

Total Investments (cost $2,567,833,722)	99.4%	2,798,061,396
Cash and Receivables (Net)	.6%	15,695,524
Net Assets	100.0%	2,813,756,920

ADR - American Depository Receipts
a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Emerging Markets Fund
November 30, 2007 (Unaudited)

Common Stocks--94.1%	Shares	Value ($)

Argentina--.3%
Petrobras Energia Participaciones, ADR	382,100	4,313,909
Brazil--9.2%
Aracruz Celulose, ADR	61,000	4,673,820
Banco do Brasil	124,600	2,204,942
Banco Itau Holding Financeira, ADR	195,520	5,384,621
Banco Nossa Caixa	335,200	5,129,661
Braskem, ADR	40,000	714,000
Centrais Eletricas Brasileiras	383,303	5,332,540
Cia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	371,980	12,282,780
Cia de Saneamento Basico do Estado de Sao Paulo	57,568	1,403,801
Cia Energetica de Minas Gerais, ADR	30,400	636,880
CPFL Energia	130,600	2,558,219
Empresa Brasileira de Aeronautica, ADR	145,510	6,341,326
Grendene	780,400	9,771,285
Perdigao	37,400	897,434
Petroleo Brasileiro, ADR	77,170	7,431,471
Petroleo Brasileiro, ADR (Preferred)	484,920	39,360,957
Tam, ADR	313,315	8,873,081
Tele Norte Leste Participacoes, ADR	827,400	17,309,208
Unibanco - Uniao de Bancos Brasileiros, GDR	80,500	12,052,460
Unibanco - Uniao de Bancos Brasileiros (Units)	63,900	945,876
Votorantim Celulose e Papel, ADR	148,150	4,921,543
		148,225,905
Chile--.8%
Cia Cervecerias Unidas	692,540	5,009,776
CorpBanca	1,144,324,368	8,029,157
		13,038,933
China--6.2%
Anhui Expressway, Cl. H	4,238,000	3,314,679
Bank of China, Cl. H	33,488,000	17,418,370
China Petroleum & Chemical, Cl. H	663,400	998,542
China Shipping Development, Cl. H	512,000	1,387,445
China Telecom, Cl. H	15,791,000	12,573,744
Datang International Power Generation, Cl. H	706,000	641,043
Harbin Power Equipment, Cl. H	316,000	1,063,290
Huaneng Power International, Cl. H	5,186,200	5,508,306
Industrial & Commercial Bank of China, Cl. H	9,097,000	7,196,846
PetroChina, Cl. H	9,394,000	18,121,068
Ping An Insurance (Group) of China, Cl. H	169,000	1,865,503
Shanda Interactive Entertainment, ADR	23,900 a	876,174
Sinopec Shanghai Petrochemical, Cl. H	8,530,000	5,302,219
Sinotrans, Cl. H	7,276,600	3,569,893
TPV Technology	14,144,000	8,973,513
Weiqiao Textile, Cl. H	7,867,900	11,519,323
		100,329,958
Czech Republic--.5%
CEZ	8,660	640,659
Komercni Banka	30,180	6,847,810
		7,488,469
Egypt--.5%
Commercial International Bank	42,000	599,458
El Ezz Steel Rebars	630,836	6,496,414
Telecom Egypt	166,600	592,958

		7,688,830
Hong Kong--5.5%
Brilliance China Automotive Holdings	24,311,000 a	5,182,916
Chaoda Modern Agriculture	1,912,000	1,797,473
China Mobile	496,200	8,947,200
China Mobile, ADR	12,100	1,109,086
China Netcom Group	3,512,500	11,232,566
China Power International Development	25,233,400	12,606,330
CNOOC	6,665,900	12,293,528
Denway Motors	16,488,700	10,757,551
Global Bio-Chem Technology Group	22,824,800	6,361,068
Hopson Development Holdings	1,940,000	6,054,403
NWS Holdings	1,209,000	4,192,310
Shenzhen Investment	1,339,000	1,018,042
Texwinca Holdings	9,845,600	7,333,874
		88,886,347
Hungary--.5%
Magyar Telekom Telecommunications	1,387,780	7,252,647
MOL Hungarian Oil and Gas	5,400	776,462
		8,029,109
India--7.2%
Andhra Bank	1,683,850	4,247,200
Bharat Petroleum	1,526,662	14,866,725
Grasim Industries	23,100	2,174,178
Hindalco Industries	755,510	3,484,505
Hindalco Industries, GDR	2,553,370 b	12,000,839
Hindustan Petroleum	1,658,692	11,455,607
India Cements	599,660	4,287,317
Jet Airways India	136,505	2,841,681
Mahanagar Telephone Nigam	691,937	3,001,837
Mahanagar Telephone Nigam, ADR	417,250	3,726,043
Mahindra & Mahindra	220,823	4,089,025
Maruti Suzuki India	24,740	633,743
Oil & Natural Gas	437,024	12,640,351
Reliance Industries	9,960	718,458
Rolta India	41,500	740,165
Satyam Computer Services	768,430	8,554,423
Satyam Computer Services, ADR	26,470	692,455
Sintex Industries	62,870	719,810
State Bank of India, GDR	162,940 b	19,654,409
Tata Motors	323,080	5,933,870
		116,462,641
Indonesia--.5%
Astra Agro Lestari	447,000	1,214,104
Bank Pan Indonesia	11,758,000 a	828,205
Gudang Garam	6,065,700	5,437,767
		7,480,076
Israel--2.3%
Bank Hapoalim	157,692	784,550
Bank Leumi Le-Israel	1,866,730	8,600,309
Check Point Software Technologies	35,690 a	814,446
Israel Discount Bank, Cl. A	3,484,016 a	8,921,482
Teva Pharmaceutical Industries, ADR	389,640	17,389,633
		36,510,420
Malaysia--4.7%
AMMB Holdings	3,583,700	4,281,906
Gamuda	1,382,700	1,800,037
Hong Leong Bank Berhad	822,300	1,527,530
Kumpulan Sime Darby	4,506,200	18,121,232

Malayan Banking	6,498,100	22,017,637
Resorts World	7,369,700	8,323,632
RHB Capital	534,800	921,932
Telekom Malaysia	2,433,200	7,810,539
Tenaga Nasional	3,924,400	10,789,330
		75,593,775
Mexico--4.4%
Alfa, Cl. A	190,600	1,239,465
Cemex (Units)	3,097,525 a	8,837,426
Cemex, ADR	132,880 a	3,801,697
Coca-Cola Femsa, ADR	108,741	4,929,230
Consorcio ARA	1,419,700	1,358,832
Controladora Comercial Mexicana (Units)	3,055,700	8,385,046
Embotelladoras Arca	685,000	2,290,005
Fomento Economico Mexicano, ADR	33,800	1,095,120
Gruma, Cl. B	1,296,200	4,061,421
Grupo Aeroportuario del Sureste, Cl. B	183,700	1,059,992
Grupo Continental	4,617,000	9,793,803
Grupo Modelo, Ser. C	1,696,800	7,436,448
Kimberly-Clark de Mexico, Cl. A	893,500	3,641,728
Telefonos de Mexico, ADR, Ser. L	334,370	12,461,970
		70,392,183
Philippines--.8%
ABS-CBN Holdings	1,568,300	1,259,084
Bank of the Philippine Islands	4,401,051	6,495,058
Globe Telecom	26,220	941,072
Manila Electric	1,112,210	1,904,019
Union Bank of the Philippines	1,880,400	1,931,462
		12,530,695
Poland--1.3%
BRE Bank	7,720 a	1,549,509
KGHM Polska Miedz	22,820	1,045,601
Polski Koncern Naftowy Orlen	227,480 a	4,842,551
Telekomunikacja Polska	1,445,727	13,014,005
		20,451,666
Russia--7.0%
Gazprom, ADR	1,136,010	59,810,927
LUKOIL, ADR	414,830	35,870,226
Mechel, ADR	16,100	1,464,778
MMC Norilsk Nickel, ADR	14,579	4,291,273
Mobile Telesystems, ADR	21,600	1,959,120
Surgutneftegaz, ADR	67,500	3,925,125
VTB Bank, GDR	513,000 a,b	4,695,284
		112,016,733
South Africa--8.2%
ABSA Group	33,000	618,286
AngloGold Ashanti, ADR	333,080	16,244,312
ArcelorMittal South Africa	59,837	1,205,164
Aspen Pharmacare Holdings	1,695,895 a	8,971,539
Bidvest Group	216,915	3,824,724
Discovery Holdings	13,152	52,955
Ellerine Holdings	399,600	4,815,095
FirstRand	234,300	740,246
Gold Fields, ADR	410,980	6,760,621
JD Group	618,488	4,907,841
Metropolitan Holdings	303,200	670,550
Murray & Roberts Holdings	82,100	1,115,965
Nampak	3,732,237	12,071,320
Nedbank Group	1,105,466	22,740,913

Remgro	35,800	1,083,085
Sanlam	2,829,251	9,720,340
Sappi	960,687	13,114,844
Sasol	241,803	12,029,567
Standard Bank Group	223,430	3,520,325
Steinhoff International Holdings	2,533,586	7,114,786
Telkom	53,789	1,169,666
		132,492,144
South Korea--16.3%
Hana Financial Group	184,144	8,666,423
Hanwha Chemical	151,122	3,593,065
Honam Petrochemical	7,430	972,006
Hynix Semiconductor	188,475 a	5,299,644
Hyundai Department Store	5,788	706,927
Hyundai Heavy Industries	4,873	2,486,494
Hyundai Mobis	161,855	15,146,999
Hyundai Motor	215,702	16,228,584
Industrial Bank of Korea	41,700	726,615
Jusung Engineering	32,500 a	689,800
Kookmin Bank	306,363	22,085,011
Kookmin Bank, ADR	36,630	2,655,675
Korea Electric Power	443,405	18,581,514
Korea Electric Power, ADR	42,575	897,481
Korea Exchange Bank	275,030	4,299,676
KT	83,243	4,410,225
KT, ADR	531,380	13,932,784
KT & G	8,340	695,377
Kumho Tire	708,580	10,462,152
LG Chem	7,767	828,053
LG Electronics	12,415	1,291,235
LG.Philips LCD	20,370 a	1,145,550
Lotte Shopping	37,137	15,099,128
Nong Shim	39,473	7,628,047
POSCO	29,075	18,528,960
S-Oil	69,666	6,481,789
Samsung Electronics	72,382	44,398,903
Samsung SDI	59,767	4,107,319
Shinhan Financial Group	205,802	11,193,877
SK Energy	8,487 a	1,746,050
SK Holdings	2,372	553,664
SK Telecom	4,374	1,175,296
SK Telecom, ADR	491,910	15,578,790
Woori Finance Holdings	33,030	634,710
		262,927,823
Taiwan--12.0%
Asia Cement	1,230,913	1,792,499
Asustek Computer	357,000	1,117,180
AU Optronics, ADR	89,970	1,762,512
Chi Mei Optoelectronics	1,741,560	2,336,469
China Motor	7,298,413	5,664,609
China Steel	3,153,000	4,151,898
Chinatrust Financial Holding	20,175,458 a	14,627,598
Chunghwa Telecom, ADR	909,484	18,126,016
Compal Electronics	15,247,434	17,597,736
First Financial Holding	18,890,065	14,251,683
Hung Poo Real Estate Development	683,380	558,985
Mega Financial Holding	8,752,000	5,396,276
Nan Ya Printed Circuit Board	786,971	5,278,984
Nien Hsing Textile	2,056,000	1,274,051

Powerchip Semiconductor	13,172,393	5,081,217
Quanta Computer	12,919,216	19,413,849
Radiant Opto-Electronics	4,194,151	5,672,337
Siliconware Precision Industries	460,000	840,898
SinoPac Financial Holdings	35,520,225	14,637,304
Taiwan Mobile	697,000	941,571
Taiwan Semiconductor Manufacturing	5,079,008	9,536,418
Taiwan Semiconductor Manufacturing, ADR	637,729	6,326,272
Tatung	12,715,000 a	6,421,518
Tong Yang Industry	617,480	550,040
Unimicron Technology	397,000	765,094
United Microelectronics	34,672,050	20,733,402
Wistron	591,771	1,023,108
Yageo	18,818,960	7,026,134
		192,905,658
Thailand--4.0%
Bangkok Bank	2,504,600	9,322,848
Charoen Pokphand Foods	49,188,700	7,222,909
Delta Electronics Thai	956,700	676,829
Electricity Generating	206,400	770,892
Italian-Thai Development	13,115,500 a	3,194,364
Kasikornbank	4,392,100	11,676,753
Krung Thai Bank	23,550,400	7,667,301
PTT	49,200	608,990
Siam Cement	1,384,700	10,642,527
Siam Makro	492,400	1,412,511
Thai Airways International	5,198,000	6,222,362
Thai Oil	247,500	687,708
Thai Union Frozen Products	5,610,100	4,162,344
		64,268,338
Turkey--1.7%
Anadolu Efes Biracilik ve Malt Sanayii	52,270	556,440
Petrol Ofisi	60,093 a	309,705
Selcuk Ecza Deposu Ticaret ve Sanayi	265,100 a	503,950
Tupras Turkiye Petrol Rafine	35,100	911,900
Turk Sise ve Cam Fabrikalari	2,688,553	5,224,461
Turkcell Iletisim Hizmet	164,020	1,773,788
Turkiye Is Bankasi, Cl. C	2,758,225	17,827,324
		27,107,568
United States--.2%
iShares MSCI Emerging Markets Index Fund	22,160	3,411,089
Total Common Stocks
(cost $1,181,659,839)		1,512,552,269

Preferred Stocks--3.0%

Brazil
Brasil Telecom	140,400	1,367,279
Braskem, Cl. A	1,257,500	11,021,494
Centrais Eletricas Brasileiras, Cl. B	449,909	6,146,503
Cia de Tecidos do Norte de Minas - Coteminas	1,204,160	6,841,666
Cia Energetica de Minas Gerais	343,702	7,290,996
Cia Paranaense de Energia, Cl. B	92,200	1,428,920
Cia Vale do Rio Doce, Cl. A	141,700	4,112,217
Petroleo Brasileiro	24,600	984,274
Sadia	163,000	1,003,216
Telemig Celular Participacoes	181,085	5,043,575
Usinas Siderurgicas de Minas Gerais, Cl. A	39,900	2,018,314
Vivo Participacoes	166,600	986,435
Total Preferred Stocks

(cost $28,150,709)		48,244,889

Other Investment--.8%

Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $13,500,000)	13,500,000 [c]	13,500,000

Total Investments (cost $1,223,310,548)	97.9%	1,574,297,158
Cash and Receivables (Net)	2.1%	33,965,476
Net Assets	100.0%	1,608,262,634

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $36,350,532 or 2.3% of net assets.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Bond Fund
November 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--98.4%	Rate (%)	Date	Amount ($)	Value ($)

Asset-Backed Ctfs./Auto Receivables--3.5%
Franklin Auto Trust,
Ser. 2007-1, Cl. A4	5.03	2/16/15	5,865,000	5,889,264
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	2,365,000	2,356,301
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	3,715,000	3,758,463
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	1,470,000	1,483,845
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	6,180,000	6,223,952
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	3,960,000	4,006,650
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	3,600,000	3,631,118
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	7,200,000	7,260,481
				34,610,074
Asset-Backed Ctfs./Home Equity Loans--1.2%
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	4,780,000	4,822,980
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB19, Cl. A2	5.75	2/12/49	1,934,000 a	1,979,651
MP Environmental Funding,
Ser. 2007-A, Cl. A1	4.98	7/15/16	5,305,000	5,291,207
				12,093,838
Asset-Backed Ctfs./Other--.5%
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	2,535,000	2,531,321
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	2,305,000	2,292,475
				4,823,796
Bank & Finance--9.6%
AEP Texas Central Transition
Funding, Scd. Bonds, Ser. A-4	5.17	1/1/18	7,090,000	7,049,882
Agua Caliente,
Scd. Notes	6.08	10/1/16	2,635,000 b	2,697,923
Agua Caliente,
Scd. Notes	6.44	10/1/16	2,860,000 b	2,899,325
AXA Financial,
Sr. Notes	7.75	8/1/10	5,000,000	5,415,140
Bank of America,
Sr. Sub. Notes	5.49	3/15/19	10,600,000	10,339,801
BankAmerica Capital II,
Bank Gtd. Secs., Ser. 2	8.00	12/15/26	6,775,000	7,043,900

Bear Stearns Cos.,
Notes	4.50	10/28/10	2,000,000	1,925,164
Blackrock,
Sr. Unsub. Notes	6.25	9/15/17	4,820,000	4,998,407
Caterpillar Financial Services,
Unscd. Notes	5.05	12/1/10	4,540,000	4,627,445
CIT Group,
Sr. Notes	5.40	3/7/13	4,100,000	3,694,879
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	3,135,000	3,232,065
Countrywide Home Loan,
Gtd. Notes, Ser. K	5.63	7/15/09	2,855,000	2,231,274
Countrywide Home Loan,
Gtd. Notes, Ser. H	6.25	4/15/09	1,435,000	1,148,872
Diageo Finance,
Gtd. Notes	5.50	4/1/13	3,805,000	3,873,905
Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	3,980,000	3,921,749
HSBC Finance,
Notes	5.00	6/30/15	2,410,000	2,305,801
HSBC Holdings,
Sub. Notes	6.50	9/15/37	4,500,000	4,248,756
International Lease Finance,
Notes	5.75	6/15/11	5,645,000	5,750,522
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	4,360,000	4,773,707
JP Morgan Chase,
Sr. Unscd. Notes	5.38	10/1/12	1,800,000	1,811,360
Morgan Stanley,
Sub. Notes	4.75	4/1/14	7,210,000	6,883,510
PNC Funding,
Bank Gtd. Notes	4.50	3/10/10	2,825,000	2,832,028
				93,705,415
Commercial & Professional Services--.9%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	8,840,000 b	9,049,906
Commercial Mortgage Pass-Through Ctfs.--4.5%
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	3,390,000	3,407,258
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A3	5.61	1/15/46	3,870,000 a	3,914,469
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	4,610,000 a	4,671,883
Four Times Square Trust,
Ser. 2006-4TS, Cl. A	5.40	12/13/28	13,000,000 b	12,585,339
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	2/15/40	4,225,000	4,263,171
Merrill Lynch/Countrywide
Commercial Mortgage,

Ser. 2007-7, Cl. A2	5.69	6/12/50	5,598,000 a	5,721,152
Merrill Lynch/Countrywide
Commericial Mortgage Trust,
Ser. 2007-6, Cl. A2	5.33	3/12/51	3,845,000	3,877,402
WaMu Mortgage Pass Through
Certificates, Ser. 2003-S4,
Cl. 4A1	4.00	2/25/32	1,015,535	991,369
WaMu Mortgage Pass Through
Certificates, Ser. 2004-AR9,
Cl. A6	4.14	8/25/34	4,510,000 a	4,477,258
				43,909,301
Foreign/Governmental--1.1%
Hydro-Quebec,
Gov't. Gtd. Bonds, Ser. IF	8.00	2/1/13	3,920,000	4,643,652
United Mexican States,
Notes	5.63	1/15/17	4,705,000	4,782,632
United Mexican States,
Notes	6.63	3/3/15	1,480,000 c	1,602,100
				11,028,384
Health Care--.4%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	3,380,000	3,500,500
Industrials--1.8%
CRH America,
Gtd. Notes	5.30	10/15/13	4,095,000	4,034,525
Devon Financing,
Gtd. Notes	6.88	9/30/11	3,000,000	3,231,072
Emerson Electric,
Notes	5.00	12/15/14	3,500,000	3,519,505
Johnson Controls,
Sr. Notes	5.25	1/15/11	7,110,000	7,229,178
				18,014,280
Information Technology--1.5%
International Business Machines,
Unscd. Debs.	7.00	10/30/25	2,000,000	2,283,120
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	4,735,000	4,822,252
Oracle,
Unscd. Notes	5.00	1/15/11	7,000,000	7,119,917
				14,225,289
Media & Telecommunications--4.3%
AT&T,
Unscd. Notes	6.50	9/1/37	5,105,000 c	5,395,438
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	4,180,000	4,286,188
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	4,200,000	4,275,978
Comcast,
Gtd. Notes	5.90	3/15/16	6,400,000	6,456,422
News America Holdings,
Gtd. Debs.	7.60	10/11/15	3,750,000	4,185,487
News America,

Gtd. Notes	6.15	3/1/37	2,375,000	2,271,756
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	4,320,000	4,505,406
Sprint Capital,
Gtd. Notes	6.90	5/1/19	4,750,000	4,678,683
Time Warner,
Gtd. Debs.	6.50	11/15/36	2,115,000	2,018,884
Verizon Communications,
Sr. Unscd. Notes	5.55	2/15/16	4,340,000	4,384,272
				42,458,514
Real Estate Investment Trusts--1.0%
ERP Operating,
Notes	6.95	3/2/11	4,000,000	4,249,800
Simon Property Group,
Unscd. Notes	5.75	5/1/12	5,265,000	5,390,933
				9,640,733
Retailing--.8%
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	7,250,000	7,457,799
U.S. Government Agencies--9.2%
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	3,915,000	4,075,589
Federal Home Loan Banks,
Bonds	5.20	9/10/10	9,580,000	9,656,822
Federal Home Loan Banks,
Bonds	5.65	4/20/22	8,000,000	8,255,384
Federal Home Loan Mortgage Corp.,
Notes	5.30	2/27/09	9,695,000	9,725,161
Federal Home Loan Mortgage Corp.,
Notes	5.38	1/9/14	4,405,000	4,456,199
Federal Home Loan Mortgage Corp.,
Notes	5.40	2/2/12	4,830,000	4,915,945
Federal Home Loan Mortgage Corp.,
Notes	5.40	3/2/12	5,165,000	5,221,867
Federal Home Loan Mortgage Corp.,
Notes	5.50	3/22/22	4,440,000	4,589,459
Federal Home Loan Mortgage Corp.,
Notes	5.90	6/15/22	6,485,000	6,764,212
Federal National Mortgage
Association, Notes	5.25	3/5/14	13,815,000	14,186,416
Federal National Mortgage
Association, Notes	5.38	4/11/22	6,855,000	6,951,745
Federal National Mortgage
Association, Notes	5.50	7/9/10	6,320,000	6,405,055
Federal National Mortgage
Association, Notes	5.75	6/9/11	4,710,000	4,746,281
				89,950,135
U.S. Government Agencies/Mortgage-Backed--39.0%
Federal Home Loan Mortgage Corp.:
4.50%, 9/1/18 - 3/1/21			19,960,166	19,632,474
5.00%, 10/1/18 - 1/1/21			1,841,574	1,841,508
5.08%, 10/1/35			5,388,391 a	5,387,166

5.50%, 3/1/35 - 1/1/37	21,819,458	21,838,284
5.76%, 4/1/37	9,746,311 a	9,880,334
5.94%, 5/1/37	8,568,798 a	8,680,684
6.00%, 5/1/37	11,961,362	12,145,232
7.00%, 4/1/32 - 8/1/36	3,808,000	3,962,045
Ser. 1660, Cl. H, 6.50%,
1/15/09	429,618	428,656
Federal National Mortgage Association:
3.97%, 3/1/35	6,434,879 a	6,510,102
4.50%, 1/1/36	8,632,035	8,219,662
4.56%, 3/1/35	3,703,361 a	3,617,615
4.93%, 9/1/35	6,261,100 a	6,235,908
5.02%, 10/1/35	6,183,997 a	6,186,549
5.50%, 7/1/35 - 4/1/37	77,561,593	77,743,165
5.71%, 4/1/37	10,099,945 a	10,172,373
5.74%, 5/1/37	8,703,642 a	8,803,824
5.99%, 5/1/37	9,137,820	9,284,882
6.00%, 4/1/33 - 10/1/37	46,125,888 d	46,919,826
6.04%, 8/1/37	10,026,272 a	10,158,338
6.50%, 4/1/17 - 8/1/37	32,739,458	33,682,449
7.00%, 4/1/32 - 6/1/32	1,786,566	1,876,520
7.50%, 7/1/32	609,135	648,515
8.00%, 5/1/08	1,815	1,819
Government National Mortgage Association I:
5.00%, 11/15/34 - 3/15/36	29,024,631	28,844,157
5.50%, 2/15/36	7,546,902	7,651,210
6.00%, 10/15/08 - 7/15/34	12,093,483	12,413,707
7.00%, 5/15/23 - 11/15/23	653,450	693,539
8.00%, 2/15/08	2,606	2,609
9.00%, 12/15/09	348,877	352,083
7.00%, 12/15/23	337,986	358,722
Government National Mortgage Association II
5.00%, 1/20/37	16,466,025	16,201,593
		380,375,550
U.S. Government Securities--18.9%
U.S. Treasury Bonds:
4.50%, 2/15/36	13,805,000 c	14,001,293
6.25%, 8/15/23	7,620,000 c	9,205,920
U.S. Treasury Inflation Protected
Securities, Notes, 2.38%,
1/15/17	9,772,704 c,e	10,051,889
Securities, Bonds, 2.38%,
1/15/27	9,751,332 c,e	10,114,652
U.S. Treasury Notes:
4.00%, 11/15/12	34,420,000 c	35,401,521
4.50%, 5/15/17	22,615,000 c	23,551,419
4.63%, 8/31/11	30,630,000 c	32,113,656
4.63%, 2/29/12	39,255,000 c	41,211,626
4.63%, 11/15/16	1,020,000 c	1,071,639
4.75%, 8/15/17	5,540,000 c	5,880,627
6.00%, 8/15/09	2,495,000 c	2,615,658
		185,219,900

Utilities--.2%
Southern California Edison,
First Mortgage Bonds, Ser. 04-F	4.65	4/1/15	2,200,000	2,138,286
Total Bonds and Notes
(cost $946,496,138)				962,201,700

Other Investment--2.0%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $19,517,000)			19,517,000 [f]	19,517,000

Investment of Cash Collateral for
Securities Loaned--19.8%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $193,435,860)			193,435,860 [f]	193,435,860

Total Investments (cost $1,159,448,998)			120.2%	1,175,154,560
Liabilities, Less Cash and Receivables			(20.2%)	(197,661,792)
Net Assets			100.0%	977,492,768

a	Variable rate security--interest rate subject to periodic change.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $27,232,493 or 2.8% of net assets.
c	All or a portion of these securities are on loan. At November 30, 2007, the total market value of the fund's securities on loan is $187,930,761 and the total market value of the collateral held by the fund is $193,435,860.
d	Purchased on a delayed delivery basis.
e	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Intermediate Bond Fund
November 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--97.9%	Rate (%)	Date	Amount ($)	Value ($)

Application Software--.7%
Intuit,
Sr. Unscd. Notes	5.40	3/15/12	5,115,000	5,209,254
Asset-Backed Ctfs./Auto Receivables--3.9%
Harley-Davidson Motorcycle Trust,
Ser. 2005-3, Cl. A2	4.41	6/15/12	2,350,000	2,341,356
Harley-Davidson Motorcycle Trust,
Ser. 2007-1, Cl. A4	5.21	6/17/13	2,020,000	2,043,632
Honda Auto Receivables Owner
Trust, Ser. 2004-3, Cl. A4	3.28	2/18/10	4,570,772	4,541,878
Honda Auto Receivables Owner
Trust, Ser. 2007-1, Cl. A4	5.09	7/18/13	2,395,000	2,417,556
Honda Auto Receivables Owner
Trust, Ser. 2006-3, Cl. A4	5.11	4/15/12	4,670,000	4,703,213
Household Automotive Trust,
Ser. 2007-1, Cl. A4	5.33	11/17/13	2,125,000	2,150,033
Hyundai Auto Receivables Trust,
Ser. 2006-B, Cl. A4	5.15	5/15/13	2,680,000	2,703,165
Nissan Auto Lease Trust,
Ser. 2006-A, Cl. A4	5.10	7/16/12	6,575,000	6,630,231
Onyx Acceptance Grantor Trust,
Ser. 2005-A, Cl. A4	3.91	9/15/11	2,925,088	2,909,051
				30,440,115
Asset-Backed Ctfs./Other--1.0%
Caterpillar Financial Asset Trust,
Ser. 2005-A, Cl. A4	4.10	6/25/10	2,672,913	2,665,862
CIT Equipment Collateral,
Ser. 2006-VT2, Cl. A4	5.05	4/20/14	3,185,000	3,180,378
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B	4.29	6/15/12	1,660,000	1,650,980
				7,497,220
Automotive, Trucks & Parts--.7%
Johnson Controls,
Sr. Notes	5.25	1/15/11	5,715,000	5,810,795
Bank & Finance--13.4%
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.08	10/1/16	1,965,000 a	2,011,924
Agua Caliente Band of Cahuilla
Indians, Scd. Notes	6.44	10/1/16	2,185,000 a	2,215,044
AXA Financial,
Sr. Notes	7.75	8/1/10	3,625,000	3,925,976
Bank of America,
Sub. Notes	5.42	3/15/17	8,900,000	8,661,881
BankAmerica Capital II,
Bank Gtd. Secs., Ser. 2	8.00	12/15/26	4,975,000	5,172,458
Bear Stearns Cos.,
Notes	4.50	10/28/10	2,100,000	2,021,422
Caterpillar Financial Services,
Unscd. Notes	5.05	12/1/10	4,975,000 b	5,070,823
CIT Group,
Sr. Notes	5.40	3/7/13	3,730,000	3,361,439
Citigroup,
Sr. Sub. Notes	5.00	9/15/14	4,400,000	4,230,085
Citigroup,

Sr. Unscd. Notes	6.13	11/21/17	2,840,000	2,927,932
Countrywide Home Loan,
Notes, Ser. K	4.25	12/19/07	3,000,000 b	2,970,249
Countrywide Home Loan,
Gtd. Notes, Ser. K	5.63	7/15/09	2,380,000	1,860,046
Countrywide Home Loan,
Gtd. Notes, Ser. H	6.25	4/15/09	1,200,000 b	960,730
Daimler Finance North America,
Gtd. Notes	6.50	11/15/13	3,935,000	4,179,230
Equitable Cos.,
Sr. Notes	6.50	4/1/08	1,200,000	1,203,970
General Electric Capital,
Sr. Unscd. Notes	5.50	4/28/11	5,265,000	5,457,215
Goldman Sachs Group,
Notes	4.75	7/15/13	5,400,000	5,273,905
Household Finance,
Sr. Unscd. Notes	6.38	11/27/12	8,108,000	8,472,706
International Lease Finance,
Notes	5.75	6/15/11	7,205,000	7,339,683
John Deere Capital,
Sr. Unscd. Notes	7.00	3/15/12	5,805,000	6,355,819
JP Morgan Chase,
Sr. Unscd. Notes	5.38	10/1/12	4,110,000	4,135,938
KFW,
Gov't Gtd. Notes	4.88	1/17/17	6,185,000	6,444,448
Morgan Stanley,
Sr. Notes	6.75	4/15/11	5,895,000	6,195,916
Wachovia,
Sub. Notes	6.38	2/1/09	4,000,000	4,036,664
				104,485,503
Building & Construction--.6%
CRH America,
Gtd. Notes	5.30	10/15/13	4,930,000	4,857,194
Commercial & Professional Services--.9%
Seminole Tribe of Florida,
Notes	5.80	10/1/13	6,765,000 a	6,925,635
Commercial Mortgage Pass-Through Ctfs.--2.9%
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2007-CD4,
Cl. A2B	5.21	12/11/49	5,325,000	5,352,109
Credit Suisse Mortgage Capital
Certificates, Ser. 2007-C2,
Cl. A2	5.45	1/15/49	3,470,000 c	3,516,580
CWCapital Cobalt,
Ser. 2007-C2, Cl. A2	5.33	4/15/47	3,625,000	3,657,595
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A2	5.30	5/15/47	7,200,000	7,265,049
Merrill Lynch/Countrywide
Commericial Mortgage Trust,
Ser. 2007-6, Cl. A2	5.33	3/12/51	2,930,000	2,954,691
				22,746,024
Electric - Integrated--.6%
Progress Energy,
Sr. Notes	6.85	4/15/12	4,398,000	4,732,525
Food & Beverages--1.9%
Coca-Cola,
Sr. Notes	5.35	11/15/17	3,210,000	3,275,503
Diageo Finance,
Gtd. Notes	5.50	4/1/13	4,275,000	4,352,416
McDonald's,
Sr. Unscd. Debs.	5.80	10/15/17	4,460,000	4,599,883

Pepsico,
Sr. Unscd. Notes	4.65	2/15/13	2,355,000	2,356,620
				14,584,422
Foreign/Governmental--1.7%
Hydro-Quebec,
Gov't. Gtd. Bonds, Ser. IF	8.00	2/1/13	3,200,000	3,790,736
Quebec Province,
Bonds	5.13	11/14/16	8,110,000	8,489,872
United Mexican States,
Notes	6.63	3/3/15	1,064,000	1,151,780
				13,432,388
Health Care--1.4%
Aetna,
Sr. Unscd. Notes	5.75	6/15/11	4,245,000	4,396,339
Astrazeneca,
Sr. Unsub. Notes	5.40	9/15/12	4,700,000	4,857,248
Prudential Financial,
Notes	6.00	12/1/17	1,925,000	1,908,609
				11,162,196
Industrials--1.9%
Devon Financing,
Gtd. Notes	6.88	9/30/11	4,575,000	4,927,385
Emerson Electric,
Notes	4.63	10/15/12	3,000,000	3,007,611
Oracle,
Unscd. Notes	5.00	1/15/11	7,000,000	7,119,917
				15,054,913
Media & Telecommunications--5.9%
British Sky Broadcasting,
Gtd. Notes	6.88	2/23/09	4,280,000	4,388,729
Cisco Systems,
Sr. Unscd. Notes	5.25	2/22/11	7,135,000	7,325,276
Comcast,
Gtd. Notes	5.90	3/15/16	5,135,000	5,180,270
News America,
Gtd. Notes	4.75	3/15/10	5,315,000	5,339,295
Nextel Communications,
Gtd. Notes, Ser. E	6.88	10/31/13	6,390,000	6,264,155
SBC Communications,
Sr. Unscd. Notes	5.88	8/15/12	5,045,000	5,261,521
Time Warner,
Gtd. Notes	5.50	11/15/11	6,625,000	6,685,440
Verizon Global Funding,
Sr. Unscd. Notes	7.25	12/1/10	5,525,000	5,931,242
				46,375,928
Real Estate Investment Trusts--1.9%
ERP Operating,
Notes	6.95	3/2/11	3,280,000	3,484,836
Mack-Cali Realty,
Sr. Unscd. Notes	7.75	2/15/11	5,280,000	5,797,012
Simon Property Group,
Unscd. Notes	5.75	5/1/12	5,680,000	5,815,860
				15,097,708
Retailing--1.4%
Wal-Mart Stores,
Sr. Unscd. Notes	4.55	5/1/13	4,675,000	4,657,684
Xerox,
Sr. Unscd. Notes	5.50	5/15/12	6,090,000	6,207,385
				10,865,069
Telecommunications--.8%
Vodafone Group,

Sr. Notes	7.75	2/15/10	6,165,000	6,520,566
U.S. Government Agencies--22.8%
Federal Farm Credit Banks,
Bonds	4.50	10/17/12	15,525,000	15,853,012
Federal Farm Credit Banks,
Bonds	4.75	5/7/10	10,375,000	10,629,737
Federal Farm Credit Banks,
Bonds	5.00	10/23/09	11,780,000	12,060,918
Federal Farm Credit Banks,
Bonds	5.25	8/3/09	10,150,000	10,399,771
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	6,770,000	7,047,699
Federal Home Loan Banks,
Bonds	5.00	12/11/09	6,460,000	6,617,463
Federal Home Loan Banks,
Bonds	5.13	9/10/10	7,315,000	7,588,420
Federal Home Loan Banks,
Bonds	5.25	11/3/09	7,500,000	7,584,533
Federal Home Loan Banks,
Bonds	5.55	3/4/10	6,570,000	6,570,210
Federal Home Loan Banks,
Bonds	5.75	6/7/12	7,235,000	7,236,490
Federal Home Loan Mortgage Corp.,
Notes	5.25	9/3/10	8,355,000	8,423,260
Federal Home Loan Mortgage Corp.,
Notes	5.38	1/9/14	7,655,000	7,743,974
Federal Home Loan Mortgage Corp.,
Notes	5.40	2/2/12	7,900,000	8,040,573
Federal Home Loan Mortgage Corp.,
Notes	5.40	3/2/12	6,635,000	6,708,051
Federal Home Loan Mortgage Corp.,
Notes	5.75	5/23/11	8,475,000	8,535,325
Federal National Mortgage
Association, Notes,	4.75	3/12/10	20,270,000	20,739,798
Federal National Mortgage
Association, Notes	5.10	9/10/09	8,065,000	8,115,189
Federal National Mortgage
Association, Notes	5.25	3/5/14	11,855,000	12,173,722
Federal National Mortgage
Association, Notes	5.75	6/9/11	6,175,000	6,222,566
				178,290,711
U.S. Government Agencies/Mortgage-Backed--.3%
Federal Home Loan Mortgage Corp.:
3.50%, 5/1/08			672,688	660,425
6.87%, 11/1/32			359,380 c	365,234
REMIC, Ser. 2134, Cl. PM,
5.50%, 3/15/14			1,332,510	1,352,271
Government National Mortgage Association I
8.00%, 2/15/08			1,718	1,720
				2,379,650
U.S. Government Securities--33.2%
U.S. Treasury Inflation Protected
Securities, Notes, 2.38%,
1/15/17			14,369,125 b,d	15,278,432
U.S. Treasury Notes
4.00%, 11/15/12			9,160,000 b	9,421,207
4.00%, 2/15/14			10,000,000 b	10,230,470
4.13%, 8/15/10			27,500,000 b	28,245,525
4.25%, 1/15/11			32,750,000 b	33,888,587
4.25%, 11/15/13			24,410,000 b	25,331,111
4.50%, 5/15/10			4,000,000 b	4,140,628

4.50%, 11/15/15	20,505,000 b	21,406,912
4.50%, 5/15/17	1,625,000 b	1,692,286
4.63%, 8/31/11	13,240,000 b	13,881,319
4.63%, 2/29/12	1,250,000 b	1,312,305
4.63%, 11/15/16	4,760,000 b	5,000,980
4.75%, 2/15/10	9,470,000 b	9,813,297
4.75%, 8/15/17	8,220,000 b	8,725,407
4.88%, 8/15/16	19,085,000 b	20,386,673
5.13%, 5/15/16	11,830,000 b	12,839,253
6.00%, 8/15/09	35,590,000 b	37,311,132
		258,905,524
Total Bonds and Notes
(cost $751,152,798)		765,373,340

Other Investment--2.0%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $15,596,000)	15,596,000 [e]	15,596,000

Investment of Cash Collateral for
Securities Loaned--32.4%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $253,372,564)	253,372,564 [e]	253,372,564

Total Investments (cost $1,020,121,362)	132.3%	1,034,341,904
Liabilities, Less Cash and Receivables	(32.3%)	(252,600,085)
Net Assets	100.0%	781,741,819

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $11,152,603 or 1.4% of net assets.
b	All or a portion of these securities are on loan. At November 30, 2007, the total market value of the fund's securities on loan is $246,271,320 and the total market value of the collateral held by the fund is $253,372,564.
c	Variable rate security--interest rate subject to periodic change.
d	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
e	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon Short-Term U.S. Government Securities Fund
November 30, 2007 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--99.4%	Rate (%)	Date	Amount ($)	Value ($)

U.S. Government Agencies--54.3%
Federal Farm Credit Banks,
Bonds	3.75	12/6/10	3,525,000	3,517,069
Federal Farm Credit Banks,
Bonds	4.25	10/10/08	2,422,000	2,423,756
Federal Farm Credit Banks,
Bonds	4.63	11/19/10	1,325,000	1,331,719
Federal Farm Credit Banks,
Bonds	4.75	5/7/10	1,440,000	1,475,356
Federal Farm Credit Banks,
Bonds	5.25	8/3/09	1,995,000	2,044,093
Federal Farm Credit Banks,
Bonds	5.25	9/13/10	1,490,000	1,551,118
Federal Home Loan Banks,
Bonds	4.38	10/22/10	4,060,000	4,135,017
Federal Home Loan Banks,
Bonds	5.00	10/16/09	1,300,000	1,311,207
Federal Home Loan Banks,
Bonds	5.20	9/10/10	1,550,000	1,562,429
Federal Home Loan Banks,
Bonds	5.25	11/3/09	1,250,000	1,264,089
Federal Home Loan Banks,
Bonds	5.30	1/22/10	2,195,000	2,198,858
Federal Home Loan Banks,
Bonds	5.45	6/12/09	2,500,000	2,520,005
Federal Home Loan Banks,
Bonds, Ser. 2	5.50	3/19/10	4,275,000	4,277,830
Federal Home Loan Mortgage Corp.,
Notes	4.13	11/30/09	3,560,000	3,591,011
Federal Home Loan Mortgage Corp.,
Notes	5.00	10/1/10	4,030,000	4,058,565
Federal Home Loan Mortgage Corp.,
Notes	5.30	2/27/09	1,555,000	1,559,838
Federal Home Loan Mortgage Corp.,
Notes	5.40	7/16/09	2,270,000	2,290,228
Federal Home Loan Mortgage Corp.,
Notes, Ser. 1	5.50	3/5/10	1,970,000	1,970,120
Federal Home Loan Mortgage Corp.,
Notes	5.55	6/25/10	2,010,000	2,025,792
Federal National Mortgage
Association, Ser. 1994-86,
Cl. PJ	6.00	6/25/09	971,240	974,767
Federal National Mortgage
Association, Notes	3.88	12/10/09	3,400,000	3,413,719
Federal National Mortgage
Association, Notes	5.00	10/15/10	4,265,000	4,296,928
Federal National Mortgage
Association, Notes	5.20	11/20/09	4,500,000	4,525,573
Federal National Mortgage
Association, Notes	5.20	3/26/10	3,255,000	3,267,961
Federal National Mortgage
Association, Notes	5.33	1/29/10	3,360,000	3,384,185
Federal National Mortgage

Association, Notes	5.50	7/9/10	5,835,000	5,913,527
				70,884,760
U.S. Government Agencies/Mortgage-Backed--8.4%
Federal Home Loan Mortgage Corp.:
3.50%, 5/1/08 - 9/1/08			2,777,741	2,730,673
4.00%, 2/1/08 - 3/1/10			2,341,652	2,321,401
4.50%, 12/1/07 - 5/1/08			340,668	339,653
5.00%, 3/1/08 - 4/1/09			183,856	183,823
5.01%, 11/1/32			89,845 a	91,309
REMIC, Ser. 2638, Cl. NC,
3.00%, 5/15/22			700,643	696,277
REMIC, Ser. 2495, Cl. UC,
5.00%, 7/15/32			116,938	116,906
REMIC, Ser. 1648, Cl. E,
6.00%, 9/15/23			1,950,000	1,971,120
REMIC, Ser. 1961, Cl. H,
6.50%, 5/15/12			282,626	285,990
Federal National Mortgage Association:
4.50%, 1/1/10			217,892	216,406
5.50%, 6/1/09			49,509	49,964
6.89%, 5/1/32			35,393 a	36,268
6.95%, 3/1/32			23,091 a	23,542
7.09%, 3/1/32			16,573 a	16,785
7.13%, 6/1/32			136,522 a	139,358
7.28%, 6/1/32			205,870 a	208,825
7.31%, 4/1/32			8,331 a	8,441
REMIC, Ser. 2003-128,
Cl. NB, 4.00%, 11/25/11			416,049	414,501
Whole Loan, Ser. 2003-W19,
Cl. 1A4, 4.78%, 11/25/33			768,343	766,944
Government National Mortgage Association I
6.00%, 12/15/08 - 4/15/09			309,306	312,856
				10,931,042
U.S. Government Securities--36.7%
U.S. Treasury Notes:
4.13%, 8/15/10			5,250,000 b	5,392,327
4.38%, 12/15/10			13,000,000 b	13,479,388
4.50%, 5/15/10			3,160,000 b	3,271,096
4.50%, 11/15/10			4,000,000 b	4,160,940
4.63%, 8/31/11			3,500,000 b	3,669,533
5.75%, 8/15/10			9,000,000 b	9,616,644
6.50%, 2/15/10			7,620,000 b	8,171,855
				47,761,783
Total Bonds and Notes
(cost $128,520,318)				129,577,585

Other Investment--1.2%	Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,565,000)	1,565,000 [c]	1,565,000

Investment of Cash Collateral for
Securities Loaned--31.7%

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $41,275,651)	41,275,651 [c]	41,275,651

Total Investments (cost $171,360,969)	132.3%	172,418,236
Liabilities, Less Cash and Receivables	(32.3%)	(42,122,670)
Net Assets	100.0%	130,295,566

a	Variable rate security--interest rate subject to periodic change.
b	All or a portion of these securities are on loan. At November 30, 2007, the total market value of the fund's securities on loan is $40,048,123 and the total market value of the collateral held by the fund is $41,275,651.
c	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon National Intermediate Municipal Bond Fund
November 30, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--99.1%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--2.7%
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.63	7/1/13	3,000,000	3,144,300
Birmingham Special Care Facilities
Financing Authority-Baptist
Medical Centers, Revenue
(Baptist Health System Inc.)	5.00	11/15/15	5,260,000	5,365,410
Jefferson County,
Limited Obligation School
Warrants	5.00	1/1/24	13,500,000	13,982,490
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; MBIA)	5.00	11/15/13	1,365,000	1,483,032
Montgomery BMC Special Care
Facilities Financing
Authority, Revenue (Baptist
Health) (Insured; MBIA)	5.00	11/15/14	2,500,000	2,737,050
Alaska--.1%
Anchorage,
Electric Utility Revenue
(Insured; MBIA)	8.00	12/1/10	1,000,000	1,133,070
Arizona--3.7%
Arizona School Facilities Board,
State School Trust Revenue
(Insured; AMBAC)	5.75	7/1/14	3,000,000 a	3,402,360
Maricopa County Unified School
District (Paradise Valley)
(Insured; MBIA)	6.35	7/1/10	550,000	592,526
Maricopa County Unified School
District (Paradise Valley)
(Insured; MBIA)	7.00	7/1/11	1,905,000	2,142,496
Maricopa County Unified School
District (Scottsdale School)	6.60	7/1/12	1,250,000	1,423,900
Phoenix	6.25	7/1/16	1,250,000	1,497,350
Phoenix Civic Improvement
Corporation, Transit Excise
Tax Revenue (Light Rail
Project) (Insured; AMBAC)	5.00	7/1/16	6,000,000	6,446,580
Phoenix Industrial Development
Authority, SFMR
(Collateralized: FHLMC, FNMA
and GNMA)	6.60	12/1/29	110,000	110,008
Salt River Project Agricultural

Improvement and Power
District, Electric System
Revenue	5.00	1/1/10	1,000,000	1,036,530
Salt River Project Agricultural
Improvement and Power
District, Electric System
Revenue	5.00	1/1/17	1,000,000	1,077,580
Salt Verde Financial Corporation,
Senior Gas Revenue	5.25	12/1/28	5,000,000	5,047,650
Salt Verde Financial Corporation,
Senior Gas Revenue	5.50	12/1/29	4,000,000	4,158,840
Salt Verde Financial Corporation,
Senior Gas Revenue	5.00	12/1/32	5,500,000	5,313,495
Scottsdale Industrial Development
Authority, HR (Scottsdale
Healthcare)	5.70	12/1/11	1,000,000 a	1,097,090
Tucson	5.00	7/1/12	1,265,000	1,358,863
University Medical Center
Corporation, HR	5.25	7/1/16	2,310,000	2,393,714
California--18.0%
Agua Caliente Band,
Cahuilla Indians Revenue	5.60	7/1/13	1,815,000	1,842,697
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	5,000,000 b	4,259,100
California	5.75	3/1/08	190,000	191,043
California	6.60	2/1/09	510,000	528,712
California	5.00	11/1/11	655,000 a	697,968
California	5.00	11/1/12	345,000	363,468
California	5.50	6/1/20	270,000	280,992
California	5.25	11/1/26	10,500,000	11,069,310
California	5.50	11/1/33	3,900,000	4,145,310
California
(Insured; FGIC)	5.75	3/1/09	80,000	80,476
California,
Economic Recovery Bonds	5.00	7/1/16	15,400,000	16,262,092
California,
GO (Various Purpose)	5.00	2/1/14	1,825,000 a	1,989,907
California,
GO (Various Purpose)	5.00	2/1/33	10,000,000	10,095,100
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000 b	1,003,550
California Department of Water
Resources, Power Supply
Revenue (Insured; AMBAC)	5.38	5/1/12	5,000,000 a	5,478,450
California Infrastructure and
Economic Development Bank,
Revenue (Clean Water State
Revolving Fund)	5.00	10/1/17	2,500,000	2,660,800

California Municipal Finance
Authority, SWDR (Waste
Management, Inc. Project)	4.10	9/1/09	1,000,000	995,020
California State Public Works
Board, LR (Department of
General Services) (Capitol
East End Complex - Blocks
171-174 and 225) (Insured;
AMBAC)	5.25	12/1/19	5,000,000	5,352,150
California Statewide Communities
Development Authority, MFHR
(Equity Residential/Parkview
Terrace Club Apartments)	5.20	6/15/09	3,000,000	3,057,630
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/24	3,470,000	3,488,148
California Statewide Communities
Development Authority, Revenue
(Daughters of Charity Health
System)	5.25	7/1/35	8,000,000	7,800,480
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.80	1/15/20	1,505,000 b	1,531,578
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.88	1/15/26	8,000,000 b	8,025,040
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/18	1,000,000	1,004,360
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	13,410,000	12,047,812
Hesperia Public Financing
Authority, Revenue
(Redevelopment and Housing
Projects) (Insured; XLCA)	5.00	9/1/37	5,000,000	5,137,600
Kern High School District,
GO (Insured; MBIA)	6.40	2/1/12	2,750,000	3,007,427
Long Beach Bond Finance Authority,
Revenue (Redevelopment,
Housing and Gas Utility
Financings) (Insured; AMBAC)	5.00	8/1/35	10,320,000	10,613,810
Los Angeles Department of Water
and Power, Power System
Revenue (Insured; MBIA)	5.25	7/1/11	2,250,000	2,404,643
Los Angeles Unified School
District, GO (Insured; MBIA)	5.13	7/1/12	20,000,000 a	21,589,600
Los Angeles Unified School
District, GO (Insured; MBIA)	5.75	7/1/16	2,000,000	2,318,300

Modesto Wastewater Treatment
Facility, Revenue (Insured;
MBIA)	6.00	11/1/09	500,000	525,325
Oakland Joint Powers Financing
Authority, LR (Oakland
Convention Centers) (Insured;
AMBAC)	5.50	10/1/13	1,500,000	1,668,765
Sacramento Municipal Utility
District, Electric Revenue	5.30	7/1/12	870,000	906,270
Sacramento Municipal Utility
District, Electric Revenue
(Insured; FGIC)	5.25	5/15/13	3,530,000	3,865,668
San Francisco City and County,
GO (Insured; FGIC)	4.00	6/15/20	5,000,000	4,973,100
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)
(Insured; MBIA)	6.00	8/1/09	205,000	214,061
San Jose Redevelopment Agency,
Tax Allocation Revenue (Merged
Area Redevelopment Project)
(Insured; MBIA)	6.00	8/1/09	420,000	437,539
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/28	2,600,000	2,542,150
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/29	6,500,000	6,335,030
Southern California Public Power
Authority, Gas Project Revenue
(Project Number One)	5.00	11/1/33	4,000,000	3,867,320
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; FSA)	5.50	1/1/13	3,010,000	3,318,375
Southern California Public Power
Authority, Power Project
Revenue (San Juan Unit 3)
(Insured; FSA)	5.50	1/1/14	2,000,000	2,234,340
Westside Unified School District,
GO (Insured; AMBAC)	6.00	8/1/14	385,000	445,880
Colorado--4.4%
Adams County,
FHA Insured Mortgage Revenue
(Platte Valley Medical Center
Project) (Insured; MBIA)	5.00	2/1/31	5,000,000	5,103,400
Colorado Department of
Transportation, Transportation
RAN (Insured; MBIA)	5.25	6/15/10	1,000,000	1,049,020
Colorado Educational and Cultural
Facilities Authority, Revenue
(Regis University Project)

(Insured; Radian)	5.00	6/1/22	1,825,000	1,829,015
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.25	6/1/31	1,000,000	1,009,560
Colorado Health Facilities
Authority, Revenue (Vail
Valley Medical Center Project)	5.00	1/15/20	1,250,000	1,253,275
Colorado Housing Finance Authority
(Single Family Program)	6.75	4/1/15	85,000	86,066
Colorado Housing Finance Authority
(Single Family Program)	6.05	10/1/16	120,000	123,845
Colorado Housing Finance Authority
(Single Family Program)	6.70	10/1/16	45,000	46,305
Colorado Housing Finance Authority
(Single Family Program)	7.55	11/1/27	5,000	5,087
Colorado Housing Finance Authority
(Single Family Program)	6.80	11/1/28	15,000	15,428
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	6.75	10/1/21	240,000	261,830
Colorado Housing Finance Authority
(Single Family Program)
(Collateralized; FHA)	7.15	10/1/30	50,000	50,819
E-470 Public Highway Authority,
Revenue (Insured; MBIA)	0/5.00	9/1/16	3,565,000 b	3,211,602
E-470 Public Highway Authority,
Revenue (Insured; MBIA)	0/5.00	9/1/17	3,500,000 b	3,149,300
Jefferson County School District,
GO (Insured; MBIA)	6.50	12/15/10	1,500,000	1,638,210
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0/5.45	6/15/16	7,690,000 a,b	7,336,568
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0/5.70	6/15/21	7,345,000 b	7,080,727
Northwest Parkway Public Highway
Authority, Revenue (Insured;
FSA)	0/5.55	6/15/16	5,000,000 a,b	4,790,150
University of Colorado,
Enterprise System Revenue	5.00	6/1/09	500,000	512,695
University of Colorado,
Enterprise System Revenue	5.50	6/1/10	500,000	527,140
University of Colorado Regents,
Participation Interest (Sempra
Energy Colorado, Inc., Lease,
Development and Operating
Agreement) (Insured; MBIA)	6.00	12/1/22	5,000,000	5,332,250
Connecticut--.2%
Connecticut
(Insured; AMBAC)	5.25	6/1/18	1,500,000	1,686,225

Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	5.13	7/1/27	300,000	305,589
District of Columbia--.5%
District of Columbia,
GO (Insured; FSA)	4.70	6/1/16	5,000,000 c	5,179,450
Florida--5.0%
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/19	4,220,000	4,571,695
Florida Department of
Transportation, State
Infrastructure Bank Revenue	5.00	7/1/20	2,500,000	2,692,700
Florida Municipal Loan Council,
Revenue (Insured; MBIA)	5.75	11/1/15	520,000	559,140
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/20	3,540,000	3,777,215
Hillsborough County Aviation
Authority, Revenue (Tampa
International Airport)
(Insured; AMBAC)	5.13	10/1/21	3,675,000	3,908,620
Hillsborough County Educational
Facilities Authority, Revenue
(University of Tampa Project)
(Insured; Radian)	5.75	4/1/18	2,910,000	2,986,242
JEA, Saint Johns River Power Park
System, Revenue	5.00	10/1/15	2,750,000	2,906,860
Lee County,
Airport Revenue (Insured; FSA)	5.88	10/1/19	3,000,000	3,158,280
Miami-Dade County,
Aviation Revenue, Miami
International Airport (Hub of
the Americas)	5.00	10/1/10	3,000,000	3,094,140
Miami-Dade County,
Subordinate Special Obligation	0/5.00	10/1/22	2,000,000 b	1,590,140
Miami-Dade County,
Subordinate Special Obligation	0/5.00	10/1/35	1,500,000 b	1,429,800
Orlando and Orange County
Expressway Authority,
Expressway Revenue (Insured;
AMBAC)	5.00	7/1/13	4,710,000	5,069,232
Orlando Utilities Commission,
Water and Electric Revenue	5.25	10/1/20	1,855,000	1,975,371
Seminole Tribe,
Special Obligation Revenue	5.75	10/1/22	5,000,000	5,156,800
Seminole Tribe,
Special Obligation Revenue	5.50	10/1/24	2,000,000	2,005,100
Seminole Tribe,
Special Obligation Revenue	5.25	10/1/27	6,000,000	5,765,880
Georgia--.8%

Chatham County Hospital Authority,
HR Improvement (Memorial
Health University Medical
Center, Inc.)	6.13	1/1/24	2,480,000	2,559,137
Crisp County Development
Authority, EIR (International
Paper Company Project)	5.55	2/1/15	1,000,000	1,039,990
Georgia	5.40	11/1/10	1,000,000	1,062,120
Georgia	5.75	9/1/11	3,460,000	3,770,120
Illinois--5.9%
Chicago,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project)	4.75	6/30/14	1,000,000	1,026,640
Chicago,
GO, Project and Refunding
(Insured; FGIC)	5.00	1/1/29	10,000,000	10,418,400
Chicago,
SFMR (Collateralized: FNMA and
GNMA)	4.70	10/1/17	115,000	116,612
Chicago Metropolitan Water
Reclamation District, GO
(Capital Improvement)	7.25	12/1/12	8,500,000	10,038,840
Cook County,
GO Capital Improvement
(Insured; AMBAC)	5.00	11/15/25	5,000,000	5,197,250
DuPage, Cook and Will Counties
Community College District
Number 502, GO	5.25	6/1/16	5,980,000	6,496,552
Illinois,
GO	5.00	1/1/17	7,500,000	8,231,175
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,500,000	2,547,275
Illinois Health Facilities
Authority, Revenue (Loyola
University Health System)	5.75	7/1/11	1,985,000	2,050,584
Lake County Community Unitary
School District Number 60, GO
(Insured; FSA)	5.63	12/1/11	3,150,000	3,289,577
Metropolitan Pier and Exposition
Authority, Dedicated State Tax
Revenue (Insured; AMBAC)	5.38	6/1/14	5,000,000	5,057,200
Regional Transportation Authority,
GO (Insured; FGIC)	7.75	6/1/09	1,000,000	1,063,010
Regional Transportation Authority,
GO (Insured; FGIC)	7.75	6/1/10	1,620,000	1,787,994
Regional Transportation Authority,
GO (Insured; FGIC)	7.75	6/1/12	1,890,000	2,219,881
Indiana--.6%

Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/10	650,000	665,093
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/11	750,000	772,117
Indiana Municipal Power Agency,
Power Supply System Revenue
(Insured; AMBAC)	5.13	1/1/20	4,045,000	4,246,724
Iowa--.3%
Muscatine,
Electric Revenue (Insured;
AMBAC)	5.50	1/1/11	3,000,000	3,196,140
Kansas--.6%
Wyandotte County/Kansas City
Unified Government, Utility
System Revenue (Insured; AMBAC)	5.65	9/1/22	5,000,000	5,674,650
Kentucky--1.4%
Kentucky Property and Buildings
Commission, Revenue (Insured;
FSA)	6.00	2/1/10	2,000,000 a	2,114,420
Kentucky Turnpike Authority,
EDR (Revitalization's
Projects) (Insured; AMBAC)	5.50	7/1/12	1,250,000	1,363,062
Louisville and Jefferson County
Metropolitan Sewer District,
Sewer and Drainage System
Revenue (Insured; MBIA)	5.50	5/15/34	10,000,000	10,652,100
Louisiana--.9%
Louisiana Citizens Property
Insurance Corporation,
Assessment Revenue (Insured;
AMBAC)	5.25	6/1/13	5,000,000	5,387,050
Parish of Saint John the Baptist,
Revenue (Marathon Oil
Corporation Project)	5.13	6/1/37	4,000,000	3,827,240
Maine--.2%
Maine Municipal Bond Bank
(Insured; FSA)	5.88	11/1/09	1,660,000 a	1,755,848
Massachusetts--7.0%
Boston	5.00	3/1/21	10,000,000	10,834,800
Massachusetts,
Consolidated Loan	5.75	9/1/09	500,000 a	525,255
Massachusetts,
Consolidated Loan	5.25	11/1/12	3,000,000 a	3,247,260
Massachusetts,
Consolidated Loan	5.00	8/1/14	3,000,000 a	3,255,240
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	8/1/22	10,000,000	11,006,300
Massachusetts Development Finance
Agency, Revenue (Combined

Jewish Philanthropies of
Greater Boston, Inc. Project)	4.75	2/1/15	4,135,000	4,295,852
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	7,650,000	8,478,954
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/32	7,450,000	7,508,930
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	350,000
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA)	5.25	7/1/12	2,000,000	2,160,680
Massachusetts Port Authority,
Revenue	6.00	1/1/10	2,035,000 a	2,166,176
Massachusetts Port Authority,
Revenue	5.75	7/1/10	1,325,000	1,404,288
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	10,000,000	10,810,000
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/14	2,225,000 a	2,465,189
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/17	275,000	302,772
Weston	5.63	3/1/10	650,000 a	689,501
Weston	5.63	3/1/10	665,000 a	705,412
Michigan--1.1%
Michigan Municipal Bond Authority,
Clean Water Revolving Fund
Revenue	5.00	10/1/21	5,000,000	5,218,400
Michigan Municipal Bond Authority,
Drinking Water Revolving Fund
Revenue	5.50	10/1/15	1,000,000	1,135,980
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	5,000,000	4,804,650
Minnesota--1.2%
Minneapolis
(Special School District
Number 1) (Insured; FSA)	5.00	2/1/14	2,350,000	2,392,512
Minnesota,
GO	5.00	8/1/13	2,500,000	2,713,025
University of Minnesota Regents,
Special Purpose Revenue (State
Supported Stadium Debt)	5.00	8/1/19	6,300,000	6,807,717

Mississippi--.0%
Mississippi State University
Educational Building
Corporation, Revenue (Insured;
MBIA)	5.25	8/1/16	400,000	444,756
Missouri--.6%
Missouri Environmental Improvement
and Energy Resource Authority,
Water Pollution Control
Revenue (Revolving Fund
Program)	5.50	7/1/14	1,250,000	1,404,088
Missouri Highways and
Transportation Commission,
State Road Revenue	5.50	2/1/10	2,000,000	2,097,500
Missouri Highways and
Transportation Commission,
State Road Revenue	5.50	2/1/11	2,000,000	2,138,620
Nevada--1.1%
Clark County School District,
GO (Insured; FGIC)	5.00	6/15/20	10,000,000	10,963,000
New Hampshire--.2%
Nashua,
Capital Improvement	5.50	7/15/12	560,000 a	613,049
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,000,000	1,057,990
New Jersey--6.0%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/17	2,500,000	2,868,925
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/18	5,000,000	5,697,250
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/19	5,000,000	5,695,800
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/23	5,000,000	5,697,250
Gloucester County Improvement
Authority, Solid Waste
Resource Recovery Revenue	6.85	12/1/09	4,000,000	4,199,600
Gloucester County Improvement
Authority, Solid Waste
Resource Recovery Revenue	7.00	12/1/09	1,000,000	1,047,660
New Jersey	6.00	2/15/11	1,000,000	1,082,770
New Jersey Economic Development
Authority, Cigarette Tax

Revenue	5.38	6/15/15	4,400,000	4,531,736
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/24	4,000,000	3,963,480
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.50	6/15/31	1,000,000	987,620
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/17	2,000,000	2,145,800
New Jersey Economic Development
Authority, School Facilities
Construction Revenue	5.00	3/1/18	1,000,000	1,069,050
New Jersey Economic Development
Authority, School Facilities
Construction Revenue (Insured;
AMBAC)	5.25	6/15/11	5,375,000 a	5,732,760
New Jersey Economic Development
Authority, Transportation
Project Sublease Revenue (New
Jersey Transit Corporation
Light Rail Transit System
Project) (Insured; FSA)	5.88	5/1/09	1,000,000 a	1,036,170
New Jersey Highway Authority,
Senior Parkway Revenue (Garden
State Parkway) (Insured; FGIC)	5.00	1/1/09	1,060,000	1,079,663
New Jersey Highway Authority,
Senior Parkway Revenue (Garden
State Parkway) (Insured; FGIC)	5.00	1/1/10	1,110,000	1,149,183
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)
(Insured; AMBAC)	5.50	9/15/09	5,000,000	5,186,500
New Jersey Transit Corporation,
COP (Federal Transit
Administration Grants)
(Insured; AMBAC)	6.00	9/15/10	2,000,000 a	2,144,700
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	5,000,000	4,588,150
New Mexico--.3%
New Mexico Finance Authority,
Revenue (Public Project
Revolving Fund) (Insured;
AMBAC)	5.25	6/1/17	1,000,000	1,096,480
New Mexico Highway Commission,
Tax Revenue	6.00	6/15/10	2,000,000 a	2,133,360
New York--8.9%
Greece Central School District
(Insured; FGIC)	6.00	6/15/10	225,000	240,457
Greece Central School District

(Insured; FGIC)	6.00	6/15/11	950,000	1,038,549
Greece Central School District
(Insured; FGIC)	6.00	6/15/12	950,000	1,060,532
Greece Central School District
(Insured; FGIC)	6.00	6/15/13	950,000	1,079,741
Greece Central School District
(Insured; FGIC)	6.00	6/15/14	950,000	1,094,067
Greece Central School District
(Insured; FGIC)	6.00	6/15/15	950,000	1,109,296
Long Island Power Authority,
Electric System General
Revenue (Insured; FGIC)	5.25	12/1/20	10,000,000	10,942,500
Metropolitan Transportation
Authority, Commuter Facilities
Revenue	5.50	7/1/11	1,000,000	1,022,500
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.50	7/1/16	5,000,000	5,565,300
Metropolitan Transportation
Authority, State Service
Contract Revenue	5.75	1/1/18	1,500,000	1,724,790
New York City	5.75	8/1/10	820,000 a	881,352
New York City	5.75	8/1/12	280,000	283,298
New York City	5.75	8/1/13	830,000	885,818
New York City	5.13	12/1/22	6,000,000 d	6,361,380
New York City	5.13	12/1/23	9,000,000 d	9,512,190
New York City	5.13	12/1/27	5,000,000 d	5,214,700
New York City
(Insured; XLCA)	5.50	8/1/10	2,000,000	2,116,440
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.13	5/15/10	2,000,000 a	2,157,440
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.13	5/15/10	825,000 a	890,150
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	6.13	5/15/10	175,000 a	188,820
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	3,000,000 e	3,224,130
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; FSA)	5.75	7/1/18	200,000	227,200
New York State Power Authority,
General Purpose Revenue	7.00	1/1/10	300,000 a	322,596
New York State Thruway Authority
(Highway and Bridge Trust
Fund) (Insured; FSA)	6.00	4/1/10	2,000,000 a	2,145,200
New York State Thruway Authority
(Highway and Bridge Trust

Fund) (Insured; FSA)	6.00	4/1/10	1,000,000 a	1,072,600
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/15	5,000,000	5,461,050
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/16	5,000,000	5,477,400
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/21	5,000,000	5,375,650
New York State Urban Development
Corporation, Correctional and
Youth Facilities Service
Contract Revenue	5.00	1/1/11	5,000,000	5,227,150
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/19	5,000,000	5,358,250
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured) (Insured; MBIA)	5.50	6/1/18	2,000,000	2,143,340
North Carolina--1.1%
Charlotte	5.00	4/1/13	1,000,000	1,082,510
Concord,
COP (Insured; MBIA)	5.50	6/1/11	1,000,000	1,069,650
Durham County	5.50	4/1/10	1,000,000	1,052,600
Guilford County,
Public Improvement	5.10	10/1/10	1,500,000 a	1,602,975
Mecklenburg County,
Public Improvement	4.75	4/1/08	1,000,000	1,004,920
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.38	1/1/16	1,500,000	1,577,805
Raleigh Durham Airport Authority,
Revenue (Insured; FGIC)	5.25	11/1/13	2,465,000	2,623,894
Wake County Industrial Facilities
and Pollution Control
Financing Authority, PCR
(Carolina Power and Light
Company Project)	5.38	2/1/17	1,000,000	1,049,730
Ohio--4.9%
Akron,
Sanitary Sewer System Special
Revenue (Insured; AMBAC)	6.00	12/1/14	500,000	531,435
American Municipal Power - Ohio,
Inc., Electricity Purpose
Revenue (Prepayment Issue)	5.00	2/1/10	5,000,000	5,153,550
Buckeye Tobacco Settlement
Financing Authority, Tobacco

Settlement Asset-Backed Bonds	5.13	6/1/24	12,000,000	11,348,040
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	6.50	6/1/47	15,000,000	15,451,800
Butler County Transportation
Improvement District (Insured;
FSA)	6.00	4/1/08	1,000,000 a	1,028,530
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/15	2,265,000	2,531,704
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/17	3,900,000	4,352,985
Ohio,
GO Infrastructure Improvements	5.63	2/1/09	1,000,000	1,027,390
Ohio Building Authority,
State Facilities Receipts
(Juvenile Correctional
Building Fund Projects)	5.50	4/1/11	3,295,000 a	3,527,989
Ohio Building Authority,
State Facilities Receipts
(Sports Facilities Building
Fund Projects)	5.50	4/1/11	1,945,000 a	2,082,531
Ohio Housing Finance Agency,
MFHR (Uptown Towers Apartments
Project) (Collateralized; GNMA)	4.75	10/20/15	1,000,000	1,028,780
Toledo-Lucas County Port
Authority, Port Facilities
Revenue (Cargill Inc. Project)	4.50	12/1/15	900,000	929,313
Oklahoma--.0%
Oklahoma Housing Finance Agency,
SFMR (Collateralized; FNMA)	6.80	9/1/16	30,000	30,871
Oregon--.5%
Eagle Point School District Number
9, GO	5.63	6/15/11	1,500,000 a	1,617,990
Jackson County School District
Number 6, GO (Central Point)
(Insured; FGIC)	5.75	6/15/10	2,265,000 a	2,402,893
Portland, Urban Renewal and
Redevelopment (Convention
Center) (Insured; AMBAC)	5.75	6/15/18	1,150,000	1,221,323
Pennsylvania--1.1%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.25	6/15/15	1,620,000	1,751,447
Chester County	5.00	11/15/10	3,420,000	3,593,873
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	2,165,000	2,322,699
State Public School Building
Authority, College Revenue
(Harrisburg Community College)

(Insured; MBIA)	6.25	4/1/08	795,000	802,640
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/11	1,000,000	1,061,360
Swarthmore Borough Authority,
Revenue (Swarthmore College)	5.00	9/15/12	1,400,000	1,501,220
Rhode Island--.1%
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Facility Revenue
(Providence College Issue)
(Insured; XLCA)	4.50	11/1/17	795,000	819,041
Rhode Island Health and
Educational Building
Corporation, Higher
Educational Revenue
(Providence College Issue)
(Insured; XLCA)	5.00	11/1/22	250,000	259,515
South Carolina--3.2%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/10	10,000,000	10,557,500
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.25	12/1/11	5,650,000	6,043,522
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.88	12/1/12	3,000,000 a	3,379,770
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	3,000,000	3,370,350
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.00	12/1/24	1,000,000	1,029,490
Horry County School District,
GO (Insured; South Carolina
State Department of Education)	5.38	3/1/17	5,030,000	5,385,017
Newberry Investing in Children's
Education, Installment
Purchase Revenue (School
District of Newberry County,
South Carolina Project)	5.25	12/1/20	1,000,000	1,032,960
South Carolina Jobs and Economic
Development Authority,
Hospital Facilities Revenue
(Georgetown Memorial Hospital)
(Insured; Radian)	5.25	2/1/21	1,250,000	1,263,188

Tennessee--.0%
Shelby County Health Educational
and Housing Facilities Board,
Revenue (Saint Jude Children's
Research Hospital)	5.00	7/1/09	100,000	101,579
Texas--5.0%
Brazos River Harbor Navigation
District, Revenue (The Dow
Chemical Company Project)	4.95	5/15/33	2,000,000	1,901,400
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/14	10,000,000 a	11,006,500
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/26	6,750,000	7,103,092
Dallas/Fort Worth, International
Airport, Joint Revenue
(Insured; XLCA)	5.00	11/1/14	5,000,000	5,118,300
Dallas/Fort Worth, International
Airport, Joint Revenue
Improvement (Insured; FGIC)	5.50	11/1/31	1,000,000	1,033,600
Harris County,
Toll Road Revenue (Insured;
FGIC)	6.00	8/1/09	5,150,000	5,374,231
Laredo Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)	6.00	8/1/09	1,000,000 a	1,044,030
Mission Consolidated Independent
School District, Unlimited Tax
School Building Bonds
(Permanent School Fund
Guarantee Program)	5.88	2/15/08	1,690,000 a	1,698,602
San Antonio,
General Improvement Bonds	5.90	2/1/10	500,000 a	527,565
Tarrant County,
Limited Tax Bonds	5.00	7/15/27	1,220,000	1,293,090
Texas Municipal Power Agency,
Revenue (Insured; FGIC)	4.40	9/1/11	2,750,000	2,752,338
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/19	10,000,000	10,857,400
Utah--.1%
Intermountain Power Agency,
Power Supply Revenue (Insured;
FSA)	6.25	7/1/09	750,000	783,472
Vermont--.5%
Burlington,
Electric Revenue (Insured;
MBIA)	6.25	7/1/11	2,000,000	2,199,000

Burlington,
Electric Revenue (Insured;
MBIA)	6.25	7/1/12	2,500,000	2,804,050
Virginia--1.3%
Chesterfield County Industrial
Development Authority, PCR
(Virginia Electric and Power
Company Project)	5.88	6/1/17	3,000,000	3,175,590
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company)	5.25	12/1/08	3,000,000	3,018,870
Newport News Industrial
Development Authority, IDR
(Virginia Advanced
Shipbuilding and Carrier
Integration Center)	5.50	9/1/10	1,000,000	1,055,630
Tobacco Settlement Financing
Corporation of Virginia,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/47	5,000,000	4,153,650
Virginia Commonwealth
Transportation Board (Federal
Highway Reimbursement Notes)	5.00	9/27/12	2,000,000	2,150,420
Washington--2.3%
Seattle,
Municipal Light and Power
Revenue	5.50	12/1/10	1,000,000	1,058,940
Washington,
GO (Various Purpose)	5.00	7/1/23	19,550,000	20,828,766
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 1)	7.00	7/1/08	380,000	387,980
Washington Public Power Supply
System, Revenue (Nuclear
Project Number 1)	7.00	7/1/08	620,000	632,946
West Virginia--.4%
Monongalia County Building
Commission, HR (Monongalia
General Hospital)	5.25	7/1/20	4,240,000	4,302,031
Wisconsin--1.3%
Kenosha,
Waterworks Revenue (Insured;
FGIC)	5.00	12/1/12	750,000	776,235
Wisconsin,
Transportation Revenue
(Insured; FGIC)	5.00	7/1/18	11,825,000	12,687,752
U.S. Related--5.6%
Puerto Rico Commonwealth	5.00	7/1/12	2,000,000	2,053,860
Puerto Rico Commonwealth
(Insured; MBIA)	6.25	7/1/11	950,000	1,042,502
Puerto Rico Commonwealth
(Insured; MBIA)	6.25	7/1/13	1,380,000	1,572,124

Puerto Rico Commonwealth,
Public Improvement	6.00	7/1/08	1,500,000	1,516,485
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/20	5,000,000	5,643,300
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/20	5,500,000	6,207,630
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/10	4,605,000 a	4,881,576
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.25	7/1/15	2,000,000	2,213,800
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/17	3,940,000	4,301,850
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	10,000,000	10,490,000
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	4,000,000	4,202,440
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/09	85,000	88,982
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/09	65,000	67,870
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.88	7/1/10	1,405,000 a	1,511,021
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; MBIA)	5.88	7/1/10	2,595,000 a	2,786,771
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/14	1,000,000	1,079,150
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/15	1,000,000	1,082,650
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.50	7/1/16	2,000,000	2,168,460
Puerto Rico Public Buildings
Authority, Government Facility
Revenue	5.75	7/1/17	1,945,000	2,148,486
Puerto Rico Public Buildings
Authority, Government Facility
Revenue (Insured; AMBAC)	6.25	7/1/10	750,000	802,365
University of Puerto Rico,
University System Revenue

(Insured; MBIA)	6.25	6/1/08	750,000	760,583
Total Long-Term Municipal Investments
(cost $971,600,926)				995,947,755
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.7%	Rate (%)	Date	Amount ($)	Value ($)

Florida--.1%
Orange County School Board,
COP (Master Lease Prchase
Agreement) (Insured; AMBAC and
Liquidity Facility; SunTrust
Bank)	3.65	12/1/07	800,000 f	800,000
Indiana--.0%
Indiana Educational Facilities
Authority, Educational
Facilities Revenue (University
of Indianapolis Project) (LOC;
Fifth Third Bank)	3.60	12/1/07	150,000 f	150,000
Maryland--.1%
Maryland Economic Development
Corporation, Multi-Modal
Revenue (United States
Pharmacopeial Project)
(Insured; AMBAC and Liquidity
Facility; Bank of America)	3.54	12/1/07	1,500,000 f	1,500,000
Massachusetts--.1%
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue
(LOC; Landesbank
Baden-Wurttemberg)	3.65	12/1/07	565,000 f	565,000
Michigan--1.2%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.65	12/1/07	11,020,000 f	11,020,000
Minnesota--.1%
Arden Hills,
Health Care and Housing
Revenue, Refunding
(Presbyterian Homes of Arden
Hills, Inc. Project) (LOC;
U.S. Bancorp)	3.60	12/1/07	1,300,000 f	1,300,000
New Mexico--.1%
Farmington,
PCR, Refunding (Arizona Public
Service Company Four Corners
Project) (LOC; Barclays Bank
PLC)	3.65	12/1/07	1,000,000 f	1,000,000
Washington--.0%
Washington Housing Finance
Commission, Nonprofit Revenue

(Local 82 - J.A.T.C.
Educational Development Trust
Project) (LOC; US Bank NA)	3.51	12/1/07	200,000 f	200,000
Wisconsin--.0%
Wisconsin Health and Educational
Facilities Authority, Revenue
(Alverno College Project)
(LOC; Allied Irish Banks)	3.60	12/1/07	100,000 f	100,000
Total Short-Term Municipal Investments
(cost $16,635,000)				16,635,000
Total Investments (cost $988,235,926)			100.8%	1,012,582,755
Liabilities, Less Cash and Receivables			(.8%)	(8,472,272)
Net Assets			100.0%	1,004,110,483

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
c	Variable rate security--interest rate subject to periodic change.
d	Purchased on a delayed delivery basis.
e	Subject to interest rate change on November 1, 2011.
f	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue

LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Statement of Financial Futures November 30, 2007

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2007 ($)

Financial Futures Short

20 year MMD Index	30,000,000	(30,108,046)	December 2007	(108,046)

STATEMENT OF INVESTMENTS
Mellon National Short-Term Municipal Bond Fund
November 30, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--90.5%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--4.5%
Alabama Public School and College
Authority, Capital Improvement
Bonds	5.63	7/1/13	1,000,000	1,048,100
Jefferson County,
Sewer Revenue Capital
Improvement Warrants (Insured;
FGIC)	5.13	2/1/09	3,000,000 a	3,091,560
Jefferson County,
Sewer Revenue Warrants
(Insured; FSA)	5.25	2/1/13	3,000,000	3,117,540
Arizona--3.3%
Chandler Industrial Development
Authority, IDR (Intel
Corporation Project)	4.38	12/1/10	5,200,000	5,320,432
California--6.3%
Agua Caliente Band,
Cahuilla Indians Revenue	4.60	7/1/08	400,000	399,844
California Department of Water
Resources, Power Supply Revenue	5.50	5/1/11	2,000,000	2,138,120
California Infrastructure and
Economic Development Bank,
Revenue (The J. Paul Getty
Trust)	3.90	12/1/11	2,000,000	2,037,500
California Statewide Communities
Development Authority, MFHR
(Clara Park / Cypress Sunrise
/ Wysong Plaza Apartments)
(Collateralized; GNMA)	4.55	1/20/16	1,335,000	1,382,139
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	2.63	5/1/08	2,000,000	1,987,840
Del Mar Race Track Authority,
Revenue	5.00	8/15/09	1,080,000	1,095,368
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/11	1,005,000	1,023,884
Colorado--1.6%
Black Hawk,
Device Tax Revenue	5.00	12/1/11	600,000	609,888
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan

Society Project)	3.75	6/1/09	1,000,000	998,620
Colorado Health Facilities
Authority, Health Facilities
Revenue (The Evangelical
Lutheran Good Samaritan
Society Project)	5.00	6/1/10	1,000,000	1,026,230
Connecticut--1.9%
Connecticut Development Authority,
PCR (Connecticut Light and
Power Company Project)	5.85	9/1/28	3,000,000	3,083,940
Mohegan Tribe of Indians of
Connecticut Gaming Authority,
Priority Distribution Payment
Public Improvement Revenue	5.00	1/1/08	200,000	200,082
Florida--7.1%
Florida Department of
Environmental Protection,
Preservation 2000 Revenue
(Insured; FSA)	5.25	7/1/13	5,000,000	5,101,800
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	3,000,000	3,120,420
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/08	500,000	505,820
Miami-Dade County Health
Facilities Authority, HR
(Miami Children's Hospital
Project) (Insured; AMBAC)	5.50	8/15/11	2,450,000	2,639,654
Idaho--1.6%
University of Idaho Regents,
General Revenue (Insured; FSA)	4.38	4/1/11	2,500,000	2,567,825
Illinois--8.4%
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC)	5.50	11/1/11	1,750,000 a	1,894,567
Chicago,
Senior Lien Water Revenue
(Insured; AMBAC)	5.50	11/1/11	1,000,000 a	1,082,610
Illinois,
GO (Illinois Fund for
Infrastructure, Roads, Schools
and Transit) (Insured; FGIC)	6.00	1/1/17	5,575,000	5,871,255
Illinois,
Sales Tax Revenue (Illinois
Fund for Infrastructure,
Roads, Schools and Transit)	5.50	6/15/13	1,100,000	1,177,209
Illinois Educational Facilities
Authority, Revenue (University
of Chicago)	4.05	7/1/09	1,000,000	1,008,620
Metropolitan Pier and Exposition
Authority, Dedicated State Tax

Revenue (Insured; AMBAC)	5.38	6/1/14	2,500,000	2,528,600
Indiana--2.2%
Indiana Health and Educational
Facility Financing Authority,
HR (Clarian Health Obligated
Group)	5.00	2/15/11	1,000,000	1,031,290
Indiana Health Facility Financing
Authority, HR (The Methodist
Hospitals, Inc.)	5.25	9/15/09	2,415,000	2,454,195
Iowa--.7%
Coralville,
Annual Appropriation GO Urban
Renewal Bond Anticipation
Project Notes	4.25	6/1/09	1,085,000	1,089,156
Kansas--3.4%
The Unified Government of
Wyandotte County/Kansas City,
Tax Exempt Sales Tax Special
Obligation Revenue
(Redevelopment Project Area B)
(LOC; Citibank NA)	3.75	12/1/12	5,520,000	5,508,022
Kentucky--2.7%
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/10	335,000 a	364,534
Kentucky Economic Development
Finance Authority, Health
System Revenue (Norton
Healthcare, Inc.)	6.25	10/1/12	665,000	705,578
Kentucky Property and Buildings
Commission, Revenue (Project
69) (Insured; FSA)	5.25	8/1/14	1,450,000	1,542,249
Kentucky Property and Buildings
Commission, Revenue (Project
Number 72) (Insured; MBIA)	5.38	10/1/11	1,550,000 a	1,667,536
Louisiana--1.1%
Louisiana Public Facilities
Authority, Revenue (Department
of Public Safety Project)
(Insured; FSA)	5.00	8/1/10	1,765,000	1,843,525
Massachusetts--2.7%
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.75	6/15/12	2,000,000	2,137,680
Massachusetts Development Finance
Agency, Revenue (Combined
Jewish Philanthropies of
Greater Boston, Inc. Project)	3.50	2/1/08	495,000	494,658
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford

Regional Medical Center Issue)	5.00	7/15/09	340,000	343,706
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/10	200,000	203,158
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	1,075,000	1,097,661
Mississippi--1.3%
Mississippi Business Finance
Corporation, SWDR (Waste
Management, Inc. Project)	4.40	3/1/11	1,000,000	990,840
Mississippi Hospital Equipment and
Facilities Authority, Hospital
Refunding and Improvement
Revenue (South Central
Regional Medical Center)	5.00	12/1/09	1,085,000	1,101,818
Missouri--1.3%
Bi-State Development Agency of the
Missouri-Illinois Metropolitan
District, Subordinate Mass
Transit Sales Tax
Appropriation Revenue
(Metrolink Cross County
Extension Project)	3.95	10/1/09	1,000,000	1,010,120
Blue Springs Neighborhood
Improvement District, Limited
GO Temporary Notes (South Area
Sewer Improvement Project)	4.13	3/1/09	1,000,000	1,000,750
Montana--2.8%
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; MBIA)	5.75	5/15/10	350,000 a	377,017
Montana Board of Regents of Higher
Education, University of
Montana Facilities Improvement
Revenue (Insured; MBIA)	5.75	5/15/24	3,900,000	4,151,706
Nevada--1.9%
Clark County,
PCR (Southern California
Edison Company)	3.25	3/2/09	2,000,000	1,984,020
Truckee Meadows Water Authority,
Water Revenue (Insured; FSA)	5.50	7/1/15	1,000,000	1,072,050
New Hampshire--1.6%
New Hampshire Health and Education
Facilities Authority, Revenue
(Center for Life Management
Issue) (LOC; Ocean National
Bank)	4.05	7/1/11	2,505,000	2,521,157
New Jersey--1.1%
New Jersey Economic Development
Authority, Cigarette Tax

Revenue	5.63	6/15/17	1,105,000	1,105,376
University of Medicine and
Dentistry of New Jersey, COP
(Insured; MBIA)	6.75	12/1/09	675,000	683,019
New York--1.6%
Buffalo and Fort Erie Public
Bridge Authority, Toll Bridge
System Revenue (Liquidity
Facility; Bank of Nova Scotia)	4.00	7/1/10	1,000,000	1,013,600
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	1,500,000 b	1,612,065
North Carolina--1.6%
Charlotte,
GO	5.25	2/1/12	2,500,000	2,557,525
Ohio--5.1%
American Municipal Power - Ohio,
Inc., Electricity Purpose
Revenue (Prepayment Issue)	5.00	2/1/11	3,000,000	3,111,120
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/24	2,500,000	2,364,175
Lorain County,
Hospital Facilities
Improvement Revenue (Catholic
Healthcare Partners)	5.63	10/1/12	2,500,000	2,688,975
Pennsylvania--1.0%
Lehigh County Industrial
Development Authority, PCR
(PPL Electric Utilities
Corporation Project) (Insured;
AMBAC)	3.13	11/1/08	1,250,000	1,244,650
Sayre Health Care Facilities
Authority, Revenue (Guthrie
Health Issue)	5.50	12/1/09	400,000	414,756
Tennessee--3.5%
Tennessee Energy Acquisition
Corporation, Gas Project
Revenue	5.00	9/1/09	2,500,000	2,543,675
The Health, Educational and
Housing Facility Board of
Shelby County, Revenue
(Baptist Memorial Health Care)	5.00	10/1/08	3,000,000	3,020,220
Texas--6.4%
Austin,
Hotel Occupancy Tax Revenue
(Convention Center/Waller
Creek Venue Project) (Insured;
AMBAC)	5.25	11/15/19	3,000,000	3,087,870
Montgomery County,
Unlimited Tax Adjustable Rate
Road Bonds (Insured; FSA)	5.00	9/1/08	2,000,000	2,023,760

Montgomery County,
Unlimited Tax Adjustable Rate
Road Bonds (Insured; FSA)	5.00	9/1/10	1,050,000	1,091,591
Port Arthur Independent School
District, Unlimited Tax School
Building Bonds (Insured; AMBAC)	5.25	2/15/18	1,000,000	1,018,270
San Antonio,
Electric and Gas Systems
Junior Lien Revenue (SBPA; BNP
Paribas)	3.55	12/1/07	2,000,000	2,001,220
Texas Municipal Gas Acquisition
and Supply Corporation I, Gas
Supply Revenue	5.00	12/15/13	1,000,000	1,021,130
Virginia--7.8%
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company)	5.25	12/1/08	2,000,000	2,012,580
Peninsula Ports Authority,
Coal Terminal Revenue
(Dominion Terminal Associates
Project - DETC Issue)	3.30	10/1/08	1,400,000	1,395,128
Rappahannock Regional Jail
Authority, Regional Jail
Facility GAN	4.25	12/1/09	3,000,000	3,026,550
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	3,000,000	3,037,830
Western Virginia Regional Jail
Authority, Regional Jail
Facility RAN	4.13	12/1/09	3,000,000	3,026,130
Washington--1.6%
Washington Higher Education
Facilities Authority, Revenue
(University of Puget Sound
Project) (LOC; Bank of America)	5.00	4/1/08	2,500,000	2,513,275
U.S. Related--4.4%
Puerto Rico Electric Authority,
Power Revenue	4.00	7/1/08	500,000	500,890
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	4.50	7/1/10	4,105,000	4,188,742
University of Puerto Rico,
University System Revenue	5.00	6/1/13	2,315,000	2,425,773
Total Long-Term Municipal Investments
(cost $144,939,107)				145,481,788
Short-Term Municipal	Coupon	Maturity	Principal
Investments--8.3%	Rate (%)	Date	Amount ($)	Value ($)

Florida--3.9%
Orange County Health Facilities
Authority, HR (Orlando
Regional Healthcare System)
(Insured; FGIC and Liquidity
Facility; Dexia Credit Locale)	3.54	12/1/07	1,000,000 c	1,000,000

Orange County School Board,
COP (Master Lease Purchase
Agreement) (Insured; MBIA and
Liquidity Facility; SunTrust
Bank)	3.65	12/1/07	5,200,000 c	5,200,000
Illinois--.9%
Illinois Finance Authority,
Revenue (Resurrection Health
Care) (LOC; JPMorgan Chase
Bank)	3.60	12/1/07	1,100,000 c	1,100,000
Illinois Health Facilities
Authority, Revenue (University
of Chicago Hospitals Project)
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.62	12/1/07	300,000 c	300,000
Minnesota--.4%
Arden Hills,
Health Care and Housing
Revenue, Refunding
(Presbyterian Homes of Arden
Hills, Inc. Project) (LOC;
U.S. Bancorp)	3.60	12/1/07	700,000 c	700,000
Missouri--.5%
Missouri Health and Educational
Facilities Authority, Health
Facilities Revenue (SSM Health
Care) (Insured; FSA and
Liquidity Facility; UBS AG)	3.65	12/1/07	800,000 c	800,000
Pennsylvania--1.4%
Schuylkill County Industrial
Development Authority, RRR,
Refunding (Northeastern Power
Company Project) (LOC; Dexia
Credit Locale)	3.66	12/1/07	2,300,000 c	2,300,000
Texas--1.2%
North Central Texas Health
Facilities Development
Corporation, HR (Presbyterian
Medical Center Project)
(Insured; MBIA and Liquidity
Facility; JPMorgan Chase Bank)	3.57	12/1/07	2,000,000 c	2,000,000
Total Short-Term Municipal Investments
(cost $13,400,000)				13,400,000
Total Investments (cost $158,339,107)			98.8%	158,881,788
Cash and Receivables (Net)			1.2%	1,988,207
Net Assets			100.0%	160,869,995

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Subject to interest rate change on November 1, 2011.
c	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

STATEMENT OF INVESTMENTS
Mellon Pennsylvania Intermediate Municipal Bond Fund
November 30, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.2%	Rate (%)	Date	Amount ($)	Value ($)

Alabama--.6%
Jefferson County,
Limited Obligation School
Warrants	5.50	1/1/21	3,500,000	3,774,120
Arizona--.2%
University Medical Center
Corporation, HR	5.25	7/1/15	1,160,000	1,209,404
California--4.9%
Agua Caliente Band,
Cahuilla Indians Revenue	6.00	7/1/18	1,500,000	1,555,980
Alameda Corridor Transportation
Authority, Revenue (Insured;
AMBAC)	0/5.25	10/1/21	2,000,000 a	1,703,640
California	5.25	11/1/17	2,500,000	2,676,775
California	5.50	6/1/20	110,000	114,478
California	5.50	11/1/33	6,300,000	6,696,270
California County Tobacco
Securitization Agency, Tobacco
Settlement Asset-Backed Bonds
(Los Angeles County
Securitization Corporation)	0/5.25	6/1/21	1,250,000 a	1,003,550
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue	5.75	1/15/40	2,000,000	2,011,140
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.88	1/15/27	6,000,000 a	6,008,760
Foothill/Eastern Transportation
Corridor Agency, Toll Road
Revenue (Insured; MBIA)	0/5.88	1/15/29	2,000,000 a	1,997,380
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
AMBAC)	5.00	6/1/21	1,910,000	1,967,128
Golden State Tobacco
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/27	4,470,000	4,015,937
Colorado--.8%
Northwest Parkway Public Highway
Authority, Revenue (Insured;
AMBAC)	0/5.70	6/15/16	5,000,000 a,b	4,820,100
Florida--.7%
Miami-Dade County,

Subordinate Special Obligation	0/5.00	10/1/35	1,500,000 a	1,429,800
Seminole Tribe,
Special Obligation Revenue	5.50	10/1/24	3,000,000	3,007,650
Illinois--.3%
Illinois Finance Authority,
Gas Supply Revenue (The
Peoples Gas Light and Coke
Company Project) (Insured;
AMBAC)	4.30	6/1/16	2,000,000	2,037,820
Massachusetts--.6%
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	350,000	350,000
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/32	3,000,000	3,088,590
Michigan--1.2%
Detroit City School District
(Insured; FGIC)	5.25	5/1/17	2,000,000	2,218,060
Michigan Tobacco Settlement
Finance Authority, Tobacco
Settlement Asset-Backed Bonds	5.13	6/1/22	5,225,000	5,020,859
Missouri--.1%
Missouri Housing Development
Commission, SFMR
(Homeownership Loan Program)
(Collateralized: FNMA and GNMA)	6.40	9/1/29	435,000	450,008
New Hampshire--.2%
New Hampshire Business Finance
Authority, PCR (Central Maine
Power Company)	5.38	5/1/14	1,015,000	1,073,860
New Jersey--2.6%
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/19	4,805,000	5,473,664
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/21	2,000,000	2,283,020
Garden State Preservation Trust,
Open Space and Farmland
Preservation Revenue (Insured;
FSA)	5.80	11/1/23	2,000,000	2,278,900
New Jersey Economic Development
Authority, Cigarette Tax
Revenue	5.75	6/15/29	4,000,000	4,022,600
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.50	6/1/23	1,860,000	1,706,792
New York--1.1%
Long Island Power Authority,

Electric System General
Revenue (Insured; FGIC)	5.25	12/1/20	2,000,000	2,188,500
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.50/14.00	11/1/26	4,000,000 c	4,298,840
North Carolina--.5%
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.30	1/1/15	1,500,000	1,576,905
North Carolina Eastern Municipal
Power Agency, Power System
Revenue	5.13	1/1/23	1,500,000	1,527,120
Ohio--2.1%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.75	6/1/34	7,500,000	7,171,425
Cuyahoga County,
Revenue (Cleveland Clinic
Health System)	6.00	1/1/16	5,000,000	5,591,450
Pennsylvania--66.9%
Allegheny County Hospital
Development Authority, Revenue
(University of Pittsburgh
Medical Center)	5.00	6/15/14	5,000,000	5,317,150
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.38	3/1/11	2,500,000	2,661,175
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.50	3/1/14	2,500,000	2,684,250
Allegheny County Port Authority,
Special Transportation Revenue
(Insured; FGIC)	5.50	3/1/16	1,360,000	1,460,667
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; MBIA)	5.00	12/1/18	2,560,000	2,755,635
Beaver County Industrial
Development Authority, PCR
(Duquesne Light Company
Project) (Insured; AMBAC)	4.50	11/1/29	6,500,000	6,292,845
Blair County
(Insured; AMBAC)	5.38	8/1/15	1,880,000	2,103,551
Blair County
(Insured; AMBAC)	5.38	8/1/16	1,980,000	2,224,411
Central Dauphin School District,
GO (Insured; MBIA)	6.75	2/1/16	5,000,000 b	6,111,800
Central Dauphin School District,
GO (Insured; MBIA)	7.00	2/1/16	1,630,000 b	2,019,782
Central Dauphin School District,
GO (Insured; MBIA)	7.50	2/1/16	3,100,000 b	3,945,122
Central York School District,
GO (Insured; FGIC)	5.00	6/1/12	2,305,000	2,462,431

Central York School District,
GO (Insured; FGIC)	5.50	6/1/12	80,000 b	87,396
Central York School District,
GO (Insured; FGIC)	5.50	6/1/14	920,000	997,630
Chester County	5.00	8/15/18	4,545,000	4,881,103
Chichester School District,
GO (Insured; FSA)	5.25	3/15/24	1,355,000	1,462,031
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/14	1,485,000 b	1,645,187
Coatesville Area School District,
GO (Insured; FSA)	5.25	8/15/14	6,515,000 b	7,217,773
Delaware County Authority,
College Revenue (Haverford
College)	5.88	11/15/21	1,500,000	1,600,575
Delaware County Authority,
College Revenue (Haverford
College)	5.75	11/15/25	3,000,000	3,183,210
Delaware County Authority,
University Revenue (Villanova
University) (Insured; AMBAC)	5.00	8/1/20	2,095,000	2,244,709
Delaware County Regional Water
Quality Control Authority,
Sewer Revenue (Insured; FGIC)	4.75	5/1/10	1,945,000	2,013,464
Delaware River Joint Toll Bridge
Commission, Bridge Revenue
(Insured; MBIA)	5.25	7/1/17	1,485,000	1,640,643
Downingtown Area School District,
GO	5.38	2/1/09	5,020,000	5,142,086
East Stroudsburg Area School
District, GO (Insured; FSA)	7.50	9/1/16	2,500,000 b	3,218,650
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/18	1,000,000	1,251,040
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/21	3,000,000	3,736,650
Easton Area School District,
GO (Insured; FSA)	7.50	4/1/22	3,000,000	3,729,450
Erie County
(Insured; FGIC)	5.50	9/1/22	1,640,000	1,885,278
Fleetwood Area School District,
GO (Insured; FGIC)	5.00	4/1/11	1,500,000	1,581,075
Kennett Consolidated School
District, GO (Insured; FGIC)	5.50	2/15/12	1,310,000 b	1,423,642
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/08	3,940,000	4,005,010
Lancaster County Solid Waste
Management Authority, Resource
Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/09	4,230,000	4,364,429
Lancaster County Solid Waste
Management Authority, Resource

Recovery System Revenue
(Insured; AMBAC)	5.25	12/15/10	2,000,000	2,091,880
Lancaster County Vocational
Technical School Authority, LR
(Insured; FGIC)	5.25	2/15/10	1,500,000	1,564,170
Lancaster Higher Education
Authority, College Revenue
(Franklin and Marshall College
Project)	5.25	4/15/16	1,815,000	1,933,519
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/32	2,300,000	2,398,394
Lancaster Parking Authority,
Guaranteed Parking Revenue
(Insured; AMBAC)	5.00	12/1/35	1,500,000	1,559,265
Lehigh County General Purpose
Authority, Revenue (Good
Shepherd Group)	5.25	11/1/14	3,255,000	3,389,236
Lehigh County Industrial
Development Authority, PCR
(People Electric Utilities
Corporation Project) (Insured;
FGIC)	4.75	2/15/27	2,000,000	2,019,940
Lower Merion School District,
GO	5.00	9/1/22	2,980,000	3,222,274
Lower Merion School District,
GO	5.00	5/15/29	11,975,000	12,417,117
Montgomery County	5.00	9/15/10	1,165,000	1,221,002
Montgomery County	5.00	9/15/11	2,155,000	2,290,399
Muhlenberg School District,
GO (Insured; FGIC)	5.38	4/1/15	1,000,000	1,076,450
Neshaminy School District,
GO (Insured; AMBAC)	5.00	5/1/18	2,000,000	2,161,300
Neshaminy School District,
GO (Insured; AMBAC)	5.00	5/1/24	1,500,000	1,579,425
Northampton County Higher
Education Authority, Revenue
(Lehigh University)	5.50	11/15/11	2,500,000	2,705,875
Northwestern Lehigh School
District, GO (Insured; FSA)	5.00	3/15/10	1,245,000	1,293,941
Owen J. Roberts School District,
GO (Insured; FSA)	5.50	8/15/12	1,440,000 b	1,578,672
Parkland School District,
GO (Insured; FGIC)	5.25	9/1/11	2,220,000	2,373,535
Parkland School District,
GO (Insured; FGIC)	5.38	9/1/14	3,110,000	3,458,227
Parkland School District,
GO (Insured; FGIC)	5.38	9/1/16	1,490,000	1,675,296
Pennsylvania	6.00	1/15/10	2,500,000 b	2,663,575
Pennsylvania	5.25	10/15/10	10,000,000	10,564,900
Pennsylvania	5.25	2/1/11	7,850,000	8,330,498
Pennsylvania Economic Development

Financing Authority, SWDR
(Waste Management Inc. Project)	4.70	11/1/14	5,000,000	4,980,850
Pennsylvania Higher Educational
Facilities Authority, College
Revenue (Lafayette College
Project)	6.00	5/1/30	5,000,000	5,245,050
Pennsylvania Higher Educational
Facilities Authority, Health
Services Revenue (Allegheny
Delaware Valley Obligated
Group Project) (Insured; MBIA)	5.60	11/15/10	2,000,000	2,128,320
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Bryn Mawr College) (Insured;
AMBAC)	5.25	12/1/12	3,000,000	3,257,370
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Drexel University) (Insured;
MBIA)	5.30	5/1/10	3,035,000	3,100,435
Pennsylvania Higher Educational
Facilities Authority, Revenue
(La Salle University)	5.50	5/1/34	2,250,000	2,274,008
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/10	2,785,000	2,904,671
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.75	6/15/10	3,045,000	3,228,827
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education) (Insured; AMBAC)	5.00	6/15/11	2,935,000	3,102,970
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Temple University) (Insured;
MBIA)	5.25	4/1/14	960,000	975,206
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/17	1,700,000	1,893,069
Pennsylvania Higher Educational
Facilities Authority, Revenue
(Thomas Jefferson University)
(Insured; AMBAC)	5.25	9/1/18	1,485,000	1,657,542
Pennsylvania Higher Educational
Facilities Authority, Revenue
(University of Scranton)
(Insured; AMBAC)	5.75	5/1/11	1,690,000 b	1,825,352
Pennsylvania Higher Educational
Facilities Authority, Revenue

(UPMC Health System)	5.00	1/15/10	1,630,000	1,679,422
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	5.13	1/15/11	1,550,000	1,620,277
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System)	6.00	1/15/22	2,500,000	2,675,850
Pennsylvania Higher Educational
Facilities Authority, Revenue
(UPMC Health System) (Insured;
FSA)	5.25	8/1/12	3,000,000	3,112,080
Pennsylvania Housing Finance
Agency, SFMR	5.35	10/1/09	1,165,000	1,185,469
Pennsylvania Housing Finance
Agency, SFMR	5.45	10/1/10	3,025,000	3,082,959
Pennsylvania Housing Finance
Agency, SFMR	5.50	10/1/11	1,325,000	1,348,717
Pennsylvania Housing Finance
Agency, SFMR	5.55	10/1/12	325,000	327,460
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.80	1/1/09	5,000,000	5,129,150
Pennsylvania Industrial
Development Authority, EDR
(Insured; AMBAC)	5.50	7/1/12	5,335,000	5,793,917
Pennsylvania Turnpike Commission,
Oil Franchise Tax Subordinated
Revenue (Insured; MBIA)	5.25	12/1/13	2,500,000 b	2,754,225
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/24	5,000,000	5,633,050
Pennsylvania Turnpike Commission,
Registration Fee Revenue
(Insured; FSA)	5.25	7/15/25	5,000,000	5,645,550
Pennsylvania Turnpike Commission,
Turnpike Revenue	5.50	6/1/15	1,500,000	1,617,555
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/23	3,700,000	3,908,458
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
AMBAC)	5.00	12/1/29	5,000,000	5,170,000
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.00	6/1/11	3,000,000	3,169,950
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.50	12/1/11	2,510,000	2,717,928
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
FGIC)	5.50	12/1/12	2,000,000	2,194,420
Perkiomen Valley School District,

GO (Insured; FSA)	5.25	3/1/11	690,000 b	732,125
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/11	720,000 b	763,956
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/13	540,000	570,661
Perkiomen Valley School District,
GO (Insured; FSA)	5.25	3/1/14	570,000	602,365
Philadelphia
(Insured; FSA)	5.25	3/15/11	3,500,000	3,618,090
Philadelphia
(Insured; FSA)	5.25	3/15/12	235,000	242,687
Philadelphia
(Insured; FSA)	5.25	3/15/13	2,000,000	2,065,160
Philadelphia
(Insured; FSA)	5.25	3/15/14	1,000,000	1,032,580
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.63	6/15/09	5,000,000	5,175,950
Philadelphia,
Water and Wastewater Revenue
(Insured; AMBAC)	5.25	12/15/12	10,000,000	10,858,600
Philadelphia,
Water and Wastewater Revenue
(Insured; FSA)	5.25	7/1/18	5,000,000	5,446,250
Philadelphia,
Water and Wastewater Revenue
(Insured; FSA)	5.00	7/1/23	1,690,000	1,775,311
Philadelphia Authority for
Industrial Development,
Industrial and Commercial
Revenue (Girard Estates
Facilities Leasing Project)	5.00	5/15/19	2,400,000	2,402,712
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; FGIC)	5.00	12/1/20	3,380,000	3,608,387
Philadelphia Authority for
Industrial Development,
Revenue (Cultural and
Commercial Corridors Program)
(Insured; FGIC)	5.00	12/1/22	3,150,000	3,331,251
Philadelphia Hospital and Higher
Education Facilities
Authority, Revenue (Jefferson
Health System)	5.50	5/15/08	1,000,000	1,008,550
Philadelphia Parking Authority,
Airport Parking Revenue
(Insured; AMBAC)	5.75	9/1/09	2,255,000	2,343,712
Philadelphia Parking Authority,
Parking Revenue (Insured;
AMBAC)	5.25	2/1/13	1,935,000	1,936,335

Philadelphia Parking Authority,
Parking Revenue (Insured;
AMBAC)	5.25	2/1/14	2,040,000	2,041,408
Philadelphia School District,
GO (Insured; AMBAC)	5.00	4/1/17	5,000,000	5,364,200
Philadelphia School District,
GO (Insured; FSA)	5.75	2/1/11	4,000,000	4,299,640
Philadelphia School District,
GO (Insured; FSA)	5.75	2/1/11	3,000,000 b	3,223,530
Philadelphia School District,
GO (Insured; FSA)	5.50	2/1/12	1,310,000 b	1,422,673
Philadelphia School District,
GO (Insured; FSA)	5.50	2/1/12	1,770,000 b	1,922,238
Philadelphia School District,
GO (Insured; MBIA)	5.25	4/1/09	2,500,000 b	2,564,575
Pittsburgh School District,
GO (Insured; FSA)	5.50	9/1/16	4,000,000	4,544,160
Pittsburgh School District,
GO (Insured; FSA)	5.50	9/1/18	1,000,000	1,148,370
Pocono Mountain School District,
GO (Insured; FSA)	5.00	9/1/22	5,270,000	5,617,188
Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East Issue)	5.00	11/15/21	1,000,000	1,022,670
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; MBIA)	5.50	7/1/10	3,035,000	3,099,737
Scranton-Lackawanna Health and
Welfare Authority, Revenue
(Community Medical Center
Project) (Insured; MBIA)	5.50	7/1/11	3,195,000	3,262,574
Springfield School District,
GO (Insured; FSA)	4.75	3/15/12	1,085,000	1,146,585
State Public School Building
Authority, School LR (Richland
School District Project)
(Insured; FGIC)	5.00	11/15/14	1,265,000 b	1,386,592
State Public School Building
Authority, School LR (The
School District of
Philadelphia Project)
(Insured; FSA)	5.00	6/1/13	5,000,000 b	5,408,050
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.25	4/1/13	195,000 b	212,858
State Public School Building
Authority, School Revenue
(Tuscarora School District
Project) (Insured; FSA)	5.25	4/1/17	840,000	910,946
Susquehanna Area Regional Airport

Authority, Airport System
Revenue	5.38	1/1/18	6,000,000	5,960,100
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.50	1/1/20	4,370,000	4,578,624
Susquehanna Area Regional Airport
Authority, Airport System
Revenue (Insured; AMBAC)	5.00	1/1/33	2,400,000	2,447,904
Swarthmore Borough Authority,
College Revenue	5.50	9/15/11	17,500,000	18,876,900
Swarthmore Borough Authority,
College Revenue	5.25	9/15/17	1,000,000	1,075,620
Twin Valley School District,
GO (Insured; FSA)	5.25	4/1/21	1,000,000	1,083,250
University Area Joint Authority,
Sewer Revenue (Insured; MBIA)	5.00	11/1/11	1,430,000	1,520,548
Upper Darby School District,
GO (Insured; FGIC)	5.00	5/1/18	2,870,000	3,075,808
Upper Merion Area School District,
GO (Insured; MBIA)	5.00	2/15/19	1,165,000	1,242,554
Warwick School District,
GO (Insured; FGIC)	5.25	2/15/11	1,000,000	1,060,260
Wilson Area School District,
GO (Insured; FGIC)	5.00	2/15/11	1,910,000	2,010,065
Wilson School District,
GO (Insured; FSA)	5.38	5/15/15	1,785,000	1,925,069
Wilson School District,
GO (Insured; FSA)	5.38	5/15/16	1,500,000	1,617,705
York County
(Insured; AMBAC)	5.00	6/1/17	1,100,000	1,181,367
York County Solid Waste and Refuse
Authority, Solid Waste System
Revenue (Insured; FGIC)	5.50	12/1/14	1,000,000	1,116,490
South Carolina--.4%
Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for
Tomorrow)	5.50	12/1/18	2,000,000	2,246,900
Texas--.3%
Dallas/Fort Worth, International
Airport, Joint Revenue
Improvement (Insured; FGIC)	5.50	11/1/31	2,000,000	2,067,200
Virginia--1.9%
Industrial Development Authority
of the County of Charles City,
Solid Waste Disposal Facility
Revenue (USA Waste of
Virginia, Inc. Project)	4.88	2/1/09	6,600,000	6,633,858
Louisa Industrial Development
Authority, PCR (Virginia
Electric and Power Company)	5.25	12/1/08	5,000,000	5,031,450
U.S. Related--12.8%

Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/23	4,090,000	4,216,626
Puerto Rico Commonwealth,
Public Improvement (Insured;
FGIC)	5.50	7/1/18	9,545,000	10,643,820
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/14	7,500,000	8,349,600
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/20	4,000,000	4,514,640
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; FSA)	5.25	7/1/10	5,000,000 b	5,300,300
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.25	7/1/14	7,875,000	8,652,420
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.50	7/1/17	6,000,000	6,810,300
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.50	7/1/19	2,290,000	2,579,868
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,000,000	3,147,000
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,151,830
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FSA)	5.50	7/1/13	1,500,000	1,619,535
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	5.50	7/1/13	4,000,000	4,336,280
Puerto Rico Highways and
Transportation Authority,
Highway Revenue, Series Y
(Insured; MBIA)	6.25	7/1/08	805,000 b	818,806
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.25	7/1/10	4,000,000	4,156,960
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/21	5,000,000	5,106,550
Puerto Rico Municipal Finance
Agency (Insured; FSA)	5.50	8/1/09	5,000,000	5,172,450
Total Long-Term Municipal Investments
(cost $584,378,977)				602,050,705

Short-Term Municipal	Coupon	Maturity	Principal
Investments--.8%	Rate (%)	Date	Amount ($)	Value ($)

Michigan--.2%
Detroit,
Sewage Disposal System Senior

Lien Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.65	12/1/07	1,250,000 d	1,250,000
Pennsylvania--.6%
Delaware County Industrial
Development Authority, Airport
Facilities Revenue (United
Parcel Service Project)	3.60	12/1/07	500,000 d	500,000
Delaware County Industrial
Development Authority, PCR (BP
Exploration and Oil Inc.
Project)	3.54	12/1/07	200,000 d	200,000
Delaware County Industrial
Development Authority, PCR
(PECO Energy Company Project)
(LOC; Wachovia Bank)	3.58	12/1/07	1,935,000 d	1,935,000
Schuylkill County Industrial
Development Authority, RRR,
Refunding (Northeastern Power
Company Project) (LOC; Dexia
Credit Locale)	3.66	12/1/07	75,000 d	75,000
South Fork Municipal Authority,
HR (Conemaugh Health System
Project) (Insured; MBIA and
Liquidity Facility; Credit
Suisse Group)	3.57	12/1/07	1,000,000 d	1,000,000
Total Short-Term Municipal Investments
(cost $4,960,000)				4,960,000
Total Investments (cost $589,338,977)			99.0%	607,010,705
Cash and Receivables (Net)			1.0%	6,186,003
Net Assets			100.0%	613,196,708

a	Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
b	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Subject to interest rate change on November 1, 2011.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation

COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Statement of Financial Futures November 30, 2007

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2007 ($)

Financial Futures Short

20 year MMD Index	12,500,000	(12,545,019)	December 2007	(45,019)

STATEMENT OF INVESTMENTS
Mellon Massachusetts Intermediate Municipal Bond Fund
November 30, 2007 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--97.2%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts--87.7%
Ashland,
GO (Insured; AMBAC)	5.25	5/15/21	1,305,000	1,422,620
Auburn
(Insured; AMBAC)	5.13	6/1/20	1,225,000	1,320,672
Bellingham
(Insured; AMBAC)	5.38	3/1/14	1,685,000	1,805,983
Boston	5.75	2/1/10	2,000,000	2,107,480
Boston	5.00	3/1/20	2,500,000	2,720,850
Boston	5.00	3/1/21	3,605,000	3,905,945
Boston Economic Development and
Industrial Corporation, Public
Parking Facility Bonds	4.50	6/1/10	3,000,000	3,073,110
Boston Water and Sewer Commission,
Revenue	9.25	1/1/11	100,000	114,334
Boston Water and Sewer Commission,
Revenue	5.00	11/1/19	2,170,000	2,321,488
Boston Water and Sewer Commission,
Revenue	5.00	11/1/23	3,920,000	4,141,441
Brockton
(Municipal Purpose Loan)
(Insured; AMBAC)	5.00	6/1/19	1,430,000	1,527,340
Burlington	5.25	2/1/12	200,000	215,486
Burlington	5.25	2/1/13	250,000	272,895
Cambridge
(Municipal Purpose Loan)	5.00	12/15/11	510,000	545,037
Cohasset	5.00	6/15/22	895,000	946,373
Cohasset	5.00	6/15/23	895,000	943,679
Everett
(Insured; FGIC)	5.38	12/15/17	1,250,000	1,384,450
Everett
(Insured; MBIA)	6.13	12/15/09	1,000,000 a	1,065,590
Foxborough,
Foxboro Stadium Infrastructure
Improvement Bonds	6.00	6/1/10	3,315,000 a	3,563,426
Haverhill
(State Qualified Municipal
Purpose Loan) (Insured; FGIC)	5.00	6/1/16	1,580,000	1,746,516
Haverhill
(State Qualified Municipal
Purpose Loan) (Insured; FGIC)	5.00	6/1/18	505,000	551,404
Hingham
(Municipal Purpose Loan)	5.38	4/1/17	1,645,000	1,771,435
Holden
(Municipal Purpose Loan)

(Insured; FGIC)	6.00	3/1/10	1,000,000 a	1,068,630
Hopedale
(Insured; AMBAC)	5.00	11/15/19	650,000	699,315
Ipswich,
GO (Insured; FGIC)	5.00	11/15/14	500,000	550,005
Lynn
(Insured; MBIA)	5.25	2/15/08	1,500,000	1,506,075
Lynnfield
(Municipal Purpose Loan)	5.00	7/1/20	505,000	541,219
Lynnfield
(Municipal Purpose Loan)	5.00	7/1/21	525,000	560,348
Lynnfield
(Municipal Purpose Loan)	5.00	7/1/22	585,000	622,528
Lynnfield
(Municipal Purpose Loan)	5.00	7/1/23	585,000	617,345
Mansfield
(Insured; AMBAC)	5.00	8/15/17	1,395,000	1,520,857
Marblehead	5.00	8/15/18	1,340,000	1,437,632
Marblehead	5.00	8/15/22	1,750,000	1,862,875
Mashpee
(Insured; FGIC)	5.63	11/15/10	500,000 a	538,435
Massachusetts	6.50	8/1/08	590,000	601,706
Massachusetts
(Insured; AMBAC)	5.50	10/1/18	5,225,000	6,000,181
Massachusetts
(Insured; FSA)	5.25	9/1/22	2,275,000	2,566,359
Massachusetts
(Insured; XLCA)	4.97	12/1/12	2,470,000 b	2,566,873
Massachusetts,
Consolidated Loan	5.50	10/1/09	1,250,000	1,299,562
Massachusetts,
Consolidated Loan	5.75	6/1/10	5,000,000 a	5,291,350
Massachusetts,
Consolidated Loan	5.25	11/1/12	2,000,000 a	2,164,840
Massachusetts,
Consolidated Loan	5.25	10/1/13	2,600,000 a	2,840,318
Massachusetts,
Consolidated Loan	5.25	10/1/13	2,500,000 a	2,731,075
Massachusetts,
Consolidated Loan	5.00	3/1/15	1,500,000 a	1,643,445
Massachusetts,
Consolidated Loan	5.00	3/1/15	1,800,000 a	1,972,134
Massachusetts,
Consolidated Loan	5.00	8/1/16	1,000,000 a	1,105,380
Massachusetts,
Consolidated Loan	5.50	11/1/16	1,000,000	1,134,680
Massachusetts,
Consolidated Loan	5.00	9/1/18	5,000,000	5,374,350
Massachusetts,
Consolidated Loan (Insured;
FGIC)	5.50	11/1/13	2,500,000	2,784,675
Massachusetts,

Consolidated Loan (Insured;
FGIC)	5.50	8/1/18	1,035,000	1,186,627
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	1/1/13	5,000,000 a	5,410,350
Massachusetts,
Consolidated Loan (Insured;
FSA)	5.25	8/1/22	5,825,000	6,411,170
Massachusetts,
Consolidated Loan (Insured;
MBIA)	4.50	1/1/09	1,700,000	1,718,564
Massachusetts,
Consolidated Loan (Insured;
MBIA)	5.50	1/1/12	1,500,000	1,626,030
Massachusetts,
Consolidated Loan (Insured;
MBIA)	5.00	8/1/12	1,580,000 a	1,687,171
Massachusetts,
Consolidated Loan (Insured;
MBIA)	5.00	8/1/12	420,000 a	448,489
Massachusetts,
Consolidated Loan (Insured;
MBIA)	5.50	11/1/12	3,000,000	3,297,060
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.75	6/15/12	2,500,000	2,672,100
Massachusetts,
Federal Highway, GAN (Insured;
FSA)	5.13	12/15/12	1,500,000	1,540,725
Massachusetts,
Federal Highway, GAN (Insured;
MBIA)	5.13	6/15/15	500,000	513,235
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)	5.25	1/1/14	2,500,000 a	2,741,475
Massachusetts,
Special Obligation Dedicated
Tax Revenue (Insured; FGIC)	3.48	1/1/16	3,540,000 b	3,723,018
Massachusetts,
Special Obligation Revenue	5.38	6/1/11	6,350,000	6,796,596
Massachusetts,
Special Obligation Revenue	5.50	6/1/13	1,000,000	1,107,070
Massachusetts,
Special Obligation Revenue
(Insured; FGIC)	5.38	6/1/12	5,000,000 a	5,425,350
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.75	7/1/10	2,835,000 a	3,009,721
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.75	7/1/11	165,000	174,852
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.25	7/1/14	1,045,000 a	1,156,564
Massachusetts Bay Transportation

Authority, Assessment Revenue	5.25	7/1/14	1,000,000 a	1,106,760
Massachusetts Bay Transportation
Authority, Assessment Revenue	5.00	7/1/15	5,000,000 a	5,497,500
Massachusetts Bay Transportation
Authority, General
Transportation System
(Insured; FGIC)	5.50	3/1/09	2,000,000	2,055,060
Massachusetts Bay Transportation
Authority, General
Transportation System
(Insured; FGIC)	5.25	3/1/15	1,000,000	1,107,000
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/12	6,000,000 a	6,437,280
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.00	7/1/15	3,500,000	3,828,720
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.50	7/1/16	2,500,000	2,831,300
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/21	2,000,000	2,263,380
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/22	2,430,000	2,750,152
Massachusetts Development Finance
Agency, Education Revenue
(Belmont Hill School Issue)	5.00	9/1/11	500,000 a	530,070
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/23	1,400,000	1,458,128
Massachusetts Development Finance
Agency, Education Revenue
(Dexter School Project)	5.00	5/1/24	1,465,000	1,516,700
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/16	1,000,000	1,057,140
Massachusetts Development Finance
Agency, Higher Education
Revenue (Emerson College Issue)	5.00	1/1/22	2,000,000	2,075,340
Massachusetts Development Finance
Agency, Higher Education
Revenue (Smith College Issue)	5.75	7/1/10	1,000,000 a	1,070,830
Massachusetts Development Finance
Agency, Revenue (Belmont Hill
School Issue)	4.50	9/1/36	1,380,000	1,282,006
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/20	1,000,000	1,068,670
Massachusetts Development Finance
Agency, Revenue (Combined

Jewish Philanthropies of
Greater Boston, Inc. Project)	5.25	2/1/22	1,000,000	1,061,450
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	4.75	3/1/20	530,000	513,448
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.25	3/1/26	1,000,000	990,080
Massachusetts Development Finance
Agency, Revenue (Curry College
Issue) (Insured; ACA)	5.00	3/1/36	1,000,000	913,300
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.00	7/1/08	310,000	313,723
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.40	1/1/10	370,000 a	396,577
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.50	1/1/10	395,000 a	424,163
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.30	7/1/10	350,000	374,441
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)	6.38	7/1/13	1,000,000 a	1,159,830
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/24	2,750,000	2,870,670
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/27	1,000,000	1,037,330
Massachusetts Development Finance
Agency, Revenue (Massachusetts
College of Pharmacy and Allied
Health Sciences Issue)
(Insured; Assured Guaranty)	5.00	7/1/35	2,000,000	2,062,940
Massachusetts Development Finance
Agency, Revenue (Milton
Academy Issue)	5.00	9/1/19	1,000,000	1,072,540
Massachusetts Development Finance
Agency, Revenue (Suffolk
University Issue)	5.85	7/1/09	1,000,000 a	1,047,840

Massachusetts Development Finance
Agency, Revenue (The Park
School Issue)	4.50	9/1/31	1,000,000	953,060
Massachusetts Development Finance
Agency, RRR (Waste Management
Inc. Project)	6.90	12/1/09	1,000,000	1,045,770
Massachusetts Development Finance
Agency, SWDR (Waste Management
Inc. Project)	5.45	6/1/14	1,000,000	1,037,920
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	4.70	1/1/10	715,000	726,018
Massachusetts Educational
Financing Authority, Education
Loan Revenue (Insured; AMBAC)	6.20	7/1/13	140,000	140,455
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/22	1,080,000	1,126,397
Massachusetts Health and
Educational Facilities
Authority, Revenue (Berklee
College of Music Issue)	5.00	10/1/37	3,250,000	3,276,163
Massachusetts Health and
Educational Facilities
Authority, Revenue (Boston
College Issue)	5.13	6/1/37	2,000,000	2,066,920
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Dartmouth-Hitchcock Obligated
Group Issue) (Insured; FSA)	5.13	8/1/22	2,000,000	2,093,120
Massachusetts Health and
Educational Facilities
Authority, Revenue (Harvard
University Issue)	5.00	7/15/36	1,000,000	1,044,720
Massachusetts Health and
Educational Facilities
Authority, Revenue (Jordan
Hospital Issue)	5.00	10/1/10	500,000	505,960
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	5.00	7/1/23	5,335,000	5,913,101
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford
Regional Medical Center Issue)	5.00	7/15/11	500,000	510,010
Massachusetts Health and
Educational Facilities
Authority, Revenue (Milford

Regional Medical Center Issue)	5.00	7/15/22	500,000	488,565
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University
Issue) (Insured; MBIA)	5.50	10/1/09	420,000	436,960
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.25	7/1/13	1,595,000	1,644,620
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/16	1,045,000	1,091,764
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/18	1,500,000	1,599,330
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.13	7/1/19	1,000,000	1,023,610
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/21	1,235,000	1,296,836
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/22	250,000	261,320
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)	5.00	7/1/32	2,000,000	2,015,820
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	8/15/14	1,000,000	1,121,330
Massachusetts Health and
Educational Facilities
Authority, Revenue (Tufts
University Issue)	5.50	2/15/36	1,000,000	1,046,520
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.25	7/1/25	2,000,000	2,004,240
Massachusetts Health and
Educational Facilities
Authority, Revenue (UMass
Memorial Issue)	5.00	7/1/33	1,000,000	945,490
Massachusetts Health and
Educational Facilities

Authority, Revenue (Wellesley
College Issue)	5.00	7/1/24	1,000,000	1,044,640
Massachusetts Health and
Educational Facilities
Authority, Revenue (Winchester
Hospital Issue)	6.75	7/1/10	1,570,000 a	1,700,624
Massachusetts Housing Finance
Agency, Housing Revenue	4.20	12/1/10	2,085,000	2,128,952
Massachusetts Housing Finance
Agency, Housing Revenue	5.00	12/1/26	1,165,000	1,169,811
Massachusetts Housing Finance
Agency, Housing Revenue	5.13	12/1/34	200,000	200,000
Massachusetts Housing Finance
Agency, SFHR (Insured; MBIA)	6.00	6/1/14	370,000	370,026
Massachusetts Industrial Finance
Agency, Education Revenue
(Saint John's High School of
Worcester County, Inc. Issue)	5.70	6/1/18	1,700,000	1,729,155
Massachusetts Industrial Finance
Agency, Education Revenue (The
Tabor Academy Issue)	5.40	12/1/08	775,000 a	805,000
Massachusetts Industrial Finance
Agency, Education Revenue (The
Tabor Academy Issue)	5.40	12/1/08	785,000 a	815,387
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.45	9/1/17	500,000	510,020
Massachusetts Industrial Finance
Agency, Revenue (Concord
Academy Issue)	5.50	9/1/27	1,250,000	1,274,025
Massachusetts Industrial Finance
Agency, Revenue (Tufts
University Issue) (Insured;
MBIA)	5.50	2/15/11	500,000	534,380
Massachusetts Industrial Finance
Agency, Revenue (Wentworth
Institute of Technology Inc.
Issue)	5.55	10/1/08	500,000 a	518,505
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 4 Issue)
(Insured; MBIA)	5.25	7/1/12	2,000,000	2,160,680
Massachusetts Municipal Wholesale
Electric Company, Power Supply
Project Revenue (Nuclear
Project Number 5 Issue)
(Insured; MBIA)	5.00	7/1/11	120,000	126,989
Massachusetts Port Authority,
Revenue	6.00	1/1/10	2,500,000 a	2,661,150
Massachusetts Port Authority,
Revenue	5.75	7/1/11	3,500,000	3,778,425

Massachusetts Port Authority,
Revenue (Insured; FSA)	5.50	7/1/14	1,265,000	1,310,464
Massachusetts Port Authority,
Revenue (Insured; MBIA)	5.00	7/1/09	1,830,000	1,879,502
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/16	2,720,000	2,985,934
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/20	4,000,000	4,324,000
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; AMBAC)	5.00	8/15/22	3,500,000	3,748,535
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA)	5.00	8/15/15	1,900,000	2,081,982
Massachusetts School Building
Authority, Dedicated Sales Tax
Revenue (Insured; FSA)	5.00	8/15/21	2,000,000	2,114,560
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.50	8/1/11	4,000,000	4,313,800
Massachusetts Water Pollution
Abatement Trust (Pool Program)	5.00	8/1/21	2,625,000 c	2,836,943
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	2/1/09	500,000	511,505
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.63	8/1/10	975,000 a	1,042,782
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/11	335,000 a	357,328
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/12	3,910,000 a	4,190,934
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.63	8/1/13	25,000	26,688
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	2/1/14	1,105,000	1,176,869
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/14	1,330,000 a	1,473,574
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.50	8/1/14	30,000	31,306
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.25	8/1/17	170,000	187,168
Massachusetts Water Pollution
Abatement Trust (Pooled Loan

Program)	5.00	8/1/18	75,000	80,037
Massachusetts Water Pollution
Abatement Trust (Pooled Loan
Program)	5.00	8/1/32	2,000,000	2,059,060
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(New Bedford Loan Program)	5.25	2/1/12	500,000	536,920
Massachusetts Water Pollution
Abatement Trust, Water
Pollution Abatement Revenue
(South Essex Sewer District
Loan Program)	6.38	2/1/15	195,000	195,466
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.50	8/1/11	1,100,000	1,185,503
Massachusetts Water Resources
Authority, General Revenue
(Insured; FSA)	5.25	8/1/18	500,000	560,515
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	6.00	8/1/14	1,000,000	1,151,550
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/19	1,500,000	1,662,375
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/21	1,000,000	1,098,950
Massachusetts Water Resources
Authority, General Revenue
(Insured; MBIA)	5.25	8/1/24	2,500,000	2,720,175
Massachusetts Water Resources
Authority, Subordinated
General Revenue (Insured; MBIA)	5.50	8/1/11	1,000,000	1,077,010
Middleborough,
GO (Insured; MBIA)	5.00	12/15/16	1,000,000	1,110,880
Middleborough,
GO (Insured; MBIA)	5.00	12/15/18	1,275,000	1,397,770
Milton School	5.00	3/1/23	500,000	526,830
Milton School	5.00	3/1/24	500,000	524,915
Milton School	5.00	3/1/25	500,000	523,640
Northampton
(Insured; MBIA)	5.13	10/15/16	1,985,000	2,190,388
Northbridge
(Insured; AMBAC)	5.25	2/15/17	1,000,000	1,078,150
Pembroke,
GO (Insured; MBIA)	4.50	8/1/13	695,000	737,145
Pembroke,
GO (Insured; MBIA)	5.00	8/1/20	960,000	1,040,304
Pittsfield
(Insured; MBIA)	5.00	4/15/12	1,000,000	1,071,180
Pittsfield

(Insured; MBIA)	5.50	4/15/14	500,000	546,855
Quabbin Regional School District
(Insured; AMBAC)	6.00	6/15/08	780,000	791,349
Randolph
(Insured; AMBAC)	5.00	9/1/17	1,045,000	1,143,982
Randolph
(Insured; AMBAC)	5.00	9/1/24	490,000	519,508
Sandwich,
GO (Insured; MBIA)	5.75	8/15/10	1,050,000 a	1,127,238
Springfield
(Insured; FGIC)	5.50	8/1/11	1,500,000 a	1,628,835
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/22	1,175,000	1,247,180
Springfield Water and Sewer
Commission, General Revenue
(Insured; AMBAC)	5.00	7/15/23	1,235,000	1,306,272
University of Massachusetts
Building Authority, Project
Revenue (Insured; AMBAC)	5.50	11/1/10	1,000,000 a	1,062,300
Westfield
(Insured; FGIC)	6.50	5/1/10	735,000 a	797,012
Worcester
(Insured; FGIC)	5.63	8/15/10	1,000,000 a	1,070,340
Worcester
(Insured; FGIC)	5.00	4/1/18	625,000	669,538
Worcester
(Insured; MBIA)	5.25	8/15/16	1,000,000	1,108,220
Worcester
(Insured; MBIA)	5.25	8/15/17	1,000,000	1,102,480
Worcester
(Municipal Purpose Loan)
(Insured; MBIA)	6.25	7/1/10	755,000	812,569
U.S. Related--9.5%
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.15	5/15/11	250,000	255,827
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/12	300,000	307,599
Guam Economic Development
Authority, Tobacco Settlement
Asset-Backed Bonds	5.20	5/15/13	1,175,000	1,194,834
Puerto Rico Commonwealth
(Insured; MBIA)	6.25	7/1/11	1,050,000	1,152,239
Puerto Rico Commonwealth,
Public Improvement	5.00	7/1/14	2,500,000	2,626,425
Puerto Rico Commonwealth,
Public Improvement	5.25	7/1/22	1,500,000	1,551,780
Puerto Rico Commonwealth,
Public Improvement (Insured;
FSA)	5.50	7/1/15	1,350,000	1,516,523

Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/14	500,000	556,640
Puerto Rico Commonwealth,
Public Improvement (Insured;
MBIA)	5.50	7/1/15	1,135,000	1,275,002
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; MBIA)	5.00	7/1/17	1,000,000	1,091,840
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/12	3,205,000	3,362,045
Puerto Rico Government Development
Bank, Senior Notes	5.00	12/1/13	3,000,000	3,151,830
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	2,000,000	2,110,540
Puerto Rico Highways and
Transportation Authority,
Highway Revenue	5.00	7/1/16	1,000,000	1,052,340
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; FGIC)	5.50	7/1/16	3,265,000	3,614,061
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/09	540,000	565,299
Puerto Rico Highways and
Transportation Authority,
Highway Revenue (Insured; MBIA)	6.25	7/1/09	460,000	480,314
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/15	1,905,000	2,076,793
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/16	1,550,000	1,689,779
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; FGIC)	5.25	7/1/18	2,500,000	2,682,775
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/20	2,260,000	2,317,788
Total Long-Term Municipal Investments
(cost $347,403,252)				355,522,657

Short-Term Municipal	Coupon	Maturity	Principal
Investments--2.0%	Rate (%)	Date	Amount ($)	Value ($)

Massachusetts;
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	3.58	12/1/07	600,000 d	600,000
Massachusetts,
GO (Central Artery/Ted

Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	3.50	12/1/07	1,800,000 d	1,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Children's
Hospital Issue) (Insured;
AMBAC and Liquidity Facility;
Bank of America)	3.62	12/1/07	1,400,000 d	1,400,000
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.67	12/1/07	3,500,000 d	3,500,000
Total Short-Term Municipal Investments
(cost $7,300,000)				7,300,000
Total Investments (cost $354,703,252)			99.2%	362,822,657
Cash and Receivables (Net)			.8%	2,798,737
Net Assets			100.0%	365,621,394

a	These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b	Variable rate security--interest rate subject to periodic change.
c	Purchased on a delayed delivery basis.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Statement of Financial Futures November 30, 2007

		Market Value		Unrealized
		Covered by		Depreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2007 ($)

Financial Futures Short

20 year MMD Index	7,500,000	(7,527,012)	December 2007	(27,012)

STATEMENT OF INVESTMENTS
Mellon Money Market Fund
November 30, 2007 (Unaudited)

Negotiable Bank Certificates of Deposit--27.5%	Principal Amount ($)	Value ($)

Bank of Scotland PLC (Yankee)
4.95%, 2/1/08	12,000,000	12,003,021
Barclays Bank PLC
5.20%, 6/16/08	8,250,000	8,268,232
BNP Paribas (Yankee)
5.36%, 7/3/08	15,000,000	14,996,397
Canadian Imperial Bank of Commerce
4.46%, 11/28/08	27,000,000	27,002,605
Citibank (South Dakota) N.A., Sioux Falls
4.97%, 2/21/08	35,000,000	35,000,000
DEPFA BANK PLC
5.30%, 2/11/08	15,000,000 a	14,999,554
Fortis Bank (Yankee)
5.16%, 1/3/08	40,000,000	40,000,335
Harris Trust and Savings Bank
5.40%, 6/6/08	10,000,000	10,000,000
HBOS Treasury Services PLC (Yankee)
5.27% - 5.33%, 2/4/08 - 5/30/08	30,000,000	29,997,328
Royal Bank of Scotland PLC (Yankee)
5.68%, 12/14/07	30,000,000	30,002,992
Toronto-Dominion Bank (Yankee)
5.13%, 1/9/08	20,000,000	20,000,214
UBS Finance Delaware LLC (Yankee)
5.50%, 3/6/08	25,000,000	25,000,000
Total Negotiable Bank Certificates of Deposit
(cost $267,270,678)		267,270,678
Commercial Paper--58.2%

AIG Funding Inc.
4.51% - 4.67%, 12/6/07 - 1/30/08	43,000,000	42,779,828
Allied Irish Banks N.A. Inc.
4.95%, 4/3/08	20,000,000	19,659,000
American Express Credit Corp.
4.30%, 12/3/07	36,000,000	35,991,400
ANZ National (International) Ltd.
5.09%, 1/22/08	40,000,000 a	39,705,911
Calyon
4.50% - 5.02%, 12/4/07 - 12/12/07	43,000,000	42,969,575
Chicago, IL
5.05%, 12/13/07	12,980,000	12,980,000
DEPFA BANK PLC
5.32%, 12/13/07	20,000,000 a	19,964,533
Dexia Delaware LLC
4.66%, 12/3/07	43,000,000	42,988,868
General Electric Capital Corp.
4.50% - 4.51%, 12/21/07	24,000,000	23,939,900

ING (US) Funding LLC
5.08%, 2/7/08	15,000,000	14,856,208
KFW International Finance Inc.
4.50%, 12/5/07	40,000,000	39,980,000
Kredietbank N.A. Finance Corp.
4.64%, 12/19/07	45,000,000	44,895,600
Los Angeles Department of Airports
5.16%, 12/5/07	22,700,000	22,686,980
Rabobank USA Financial Corp.
4.62%, 12/11/07	30,000,000	29,961,500
Salvation Army
5.15%, 1/15/08	36,350,000	36,350,000
Societe Generale
4.94%, 1/17/08	20,000,000	19,871,011
Societe Generale N.A. Inc.
4.73%, 2/4/08	20,000,000	19,829,194
Tennessee
5.14%, 12/13/07	13,190,000	13,190,000
UBS Finance Delaware LLC
4.43%, 8/12/08	15,000,000	14,529,313
Westpac Banking Corp.
5.41%, 12/18/07	30,000,000 a	29,923,358
Total Commercial Paper
(cost $567,052,179)		567,052,179
Notes--14.1%

BBVA U.S. Senior, S.A. Unipersonal
5.23%, 1/17/08	39,000,000 a,b	39,006,446
California Housing Finance Agency
4.95%, 12/7/07	35,500,000 b	35,500,000
General Secretariat of American States
4.85%, 12/7/07	4,280,000 b	4,280,000
HSBC Finance Corporation
6.40%, 6/17/08	6,500,000 b	6,542,382
Mullenix St. Charles Properties LP
4.82%, 12/7/07	7,000,000 b	7,000,000
Pitney Road Partners LLC
5.05%, 12/7/07	5,725,000 b	5,725,000
Sacramento County, CA
4.95%, 12/7/07	14,000,000 b	14,000,000
Utah Telecommunications Open Infrastructure Agency
4.85%, 12/7/07	24,800,000 b	24,800,000
Total Corporate Notes
(cost $136,853,828)		136,853,828
Total Investments (cost $971,176,685)	99.8%	971,176,685
Cash and Receivables (Net)	.2%	1,803,174
Net Assets	100.0%	972,979,859

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $143,599,802 or 14.8% of net assets.
b	Variable rate security--interest rate subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Mellon National Municipal Money Market Fund
November 30, 2007 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--100.5%	Rate (%)		Date	Amount ($)	Value ($)

Alabama--7.5%
Birmingham Medical Clinic Board,
Medical Clinic Revenue
(University of Alabama Health
Services Foundation) (LOC;
SunTrust Bank)		3.60	12/7/07	48,500,000 a	48,500,000
Mobile Infirmary Health System
Special Care Facilities
Financing Authority, Revenue
(Infirmary Health System, Inc.)		3.61	12/7/07	25,000,000 a	25,000,000
Port City Medical Clinic Board,
Health Care Facilities Revenue
(Infirmary Health Systems)
(Insured; AMBAC and Liquidity
Facility: Bank of Nova Scotia
and KBC Bank)		3.60	12/7/07	10,000,000 a	10,000,000

Arizona--.4%
McAllister Academic Village LLC,
Revenue (Arizona State
University McAllister Academic
Village Project) (Insured;
AMBAC and Liquidity Facility;
State Street Bank and Trust
Co.)		3.69	12/7/07	5,000,000 a	5,000,000

Colorado--7.3%
ABN AMRO Munitops Certificates
Trust (Regional Transportation
District - FasTracks Project)
(Insured; AMBAC and Liquidity
Facility; ABN AMRO)		3.65	12/7/07	13,325,000 a,b	13,325,000
Central Platte Valley Metropolitan
District, GO Notes (Liquidity
Facility; BNP Paribas)		3.70	12/1/07	9,200,000	9,200,000
Colorado Educational and Cultural
Facilities Authority, Student
Housing Facilities Revenue
(Campus Village Apartments
Project) (LOC; Citibank NA)		3.60	12/7/07	22,865,000 a	22,865,000
Commerce City Northern
Infrastructure General
Improvement District, GO (LOC;
U.S. Bank NA)		3.63	12/7/07	6,150,000 a	6,150,000
Commerce City Northern
Infrastructure General
Improvement District, GO,

Refunding (LOC; U.S. Bank NA)	3.63	12/7/07	7,400,000 a	7,400,000
Westminster Economic Development
Authority, Tax Increment
Revenue (North Huron Urban
Renewal Project) (LOC; DEPFA
Bank PLC)	3.63	12/7/07	22,650,000 a	22,650,000

Florida--6.3%
Eclipse Funding Trust
(Golden Knights Corporation
Master Lease Program)
(Insured; MBIA and Liquidity
Facility; U.S. Bank NA)	3.64	12/7/07	24,285,000 a,b	24,285,000
Orange County Industrial
Development Authority,
Revenue, Refunding (Lake
Highland Preparatory School,
Inc. Project) (LOC; Bank of
America)	3.59	12/7/07	17,000,000 a	17,000,000
Palm Beach County,
Revenue, Refunding (Saint
Andrew's School of Boca Raton,
Inc. Project) (LOC; Bank of
America)	3.59	12/7/07	10,000,000 a	10,000,000
Pinellas County Health Facilities
Authority, Hospital Facilities
Revenue, Refunding (Bayfront
Hospital Projects) (LOC;
SunTrust Bank)	3.60	12/1/07	1,400,000 a	1,400,000
Polk County School District,
Sales Tax Revenue (Insured;
FSA)	4.00	10/1/08	7,815,000	7,859,322
UCF Health Facilities Corporation,
Capital Improvement Revenue
(UCF Health Sciences Campus at
Lake Nona Project) (LOC; Fifth
Third Bank)	3.60	12/7/07	10,000,000 a	10,000,000

Georgia--9.3%
Atlanta,
Tax Allocation Revenue
(Westside Project) (LOC;
Wachovia Bank)	3.65	12/7/07	26,390,000 a	26,390,000
Atlanta,
Water and Wastewater Revenue,
CP (LOC: Bank of America,
Dexia Credit Locale, JPMorgan
Chase Bank and Lloyds TSB Bank
PLC)	3.35	7/29/08	9,111,000	9,111,000
Clayton County Housing Authority,
MFHR, Refunding (Chateau
Forest Apartments Project)
(Insured; FSA and Liquidity
Facility; Societe Generale)	3.64	12/7/07	6,530,000 a	6,530,000

De Kalb County Housing Authority,
MFHR, Refunding (Wood Terrace
Apartment Project) (LOC;
Wachovia Bank)	3.70	12/7/07	15,935,000 a	15,935,000
Fayette County Hospital Authority,
RAC (Fayette Community
Hospital Project) (LOC;
SunTrust Bank)	3.60	12/7/07	21,000,000 a	21,000,000
Gainesville and Hall County
Hospital Authority, RAC
(Northeast Georgia Health
System, Inc. Project)
(Insured; MBIA and Liquidity
Facility; Landesbank
Baden-Wurttemberg)	3.60	12/7/07	12,000,000 a	12,000,000
Hall County and the City of
Gainesville Hospital
Authority, RAC (Northeast
Georgia Health System, Inc.
Project) (Insured; MBIA and
Liquidity Facility; Landesbank
Baden-Wurttemberg)	3.60	12/7/07	12,500,000 a	12,500,000

Hawaii--2.0%
Honolulu City and County,
CP (LOC; Westdeutsche
Landesbank)	3.65	2/6/08	22,000,000	22,000,000

Illinois--11.7%
Chicago,
GO (Insured; FGIC and
Liquidity Facility; Citigroup)	3.69	12/7/07	10,370,000 a,b	10,370,000
Chicago,
GO (Insured; MBIA and
Liquidity Facility; Citigroup)	3.66	12/7/07	10,000,000 a,b	10,000,000
Chicago,
Second Lien Water Revenue
(LOC; JPMorgan Chase Bank)	3.62	12/7/07	34,455,000 a	34,455,000
Chicago O'Hare International
Airport, Revenue, CP (LOC:
Dexia Credit Locale, Fortis
Bank, Societe Generale and
State Street Bank and Trust
Co.)	3.55	12/5/07	13,000,000	13,000,000
Illinois Educational Facilities
Authority, Revenue
(Benedictine University
Project) (LOC; National City
Bank)	3.62	12/7/07	11,700,000 a	11,700,000
Illinois Health Facilities
Authority, Revenue (Ingalls
Memorial Hospital) (LOC;
Northern Trust Co.)	3.57	12/7/07	13,300,000 a	13,300,000
Illinois Toll Highway Authority,

Toll Highway Revenue,
Refunding (Insured; FSA and
Liquidity Facility; Landesbank
Hessen-Thuringen Girozentrale)	3.60	12/7/07	9,000,000 a	9,000,000
Kane County Forest Preserve
District, GO Notes	4.50	12/15/08	2,490,000	2,518,944
Regional Transportation Authority,
GO, Refunding (Liquidity
Facility; DEPFA Bank PLC)	3.63	12/7/07	26,440,000 a	26,440,000

Indiana--2.5%
Indiana Health and Educational
Facility Financing Authority,
HR (Community Hospital of
LaGrange County, Inc. Project)
(LOC; National City Bank)	3.62	12/7/07	12,465,000 a	12,465,000
Indianapolis,
MFHR, Refunding (Lakeside
Pointe and Fox Club) (LOC;
FNMA)	3.65	12/7/07	15,000,000 a	15,000,000

Kentucky--6.5%
Danville,
Multi-City LR, CP (LOC; Fifth
Third Bank)	3.53	2/8/08	49,000,000	49,000,000
Public Energy Authority of
Kentucky, Inc., Gas Supply
Revenue (Liquidity Facility;
Societe Generale)	3.63	12/1/07	23,050,000 a	23,050,000

Maryland--2.8%
Maryland Health and Higher
Educational Facilities
Authority, Revenue (University
of Maryland Medical System
Issue) (LOC; Bank of America)	3.55	12/7/07	31,670,000 a	31,670,000

Massachusetts--1.1%
Massachusetts Development Finance
Agency, Revenue (Lasell
College Issue) (LOC; Citizens
Bank of Massachusetts)	3.60	12/7/07	5,000,000 a	5,000,000
Massachusetts Development Finance
Agency, Revenue (Youth
Opportunities Upheld, Inc.
Issue) (LOC; TD Banknorth,
N.A.)	3.60	12/7/07	2,500,000 a	2,500,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue) (LOC;
Royal Bank of Scotland)	3.57	12/7/07	4,400,000 a	4,400,000

Michigan--2.7%

Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.65	12/1/07	3,000,000 a	3,000,000
Hancock Hospital Finance
Authority, Revenue (Portage
Health, Inc.) (LOC; National
City Bank)	3.62	12/7/07	26,830,000 a	26,830,000

Minnesota--3.6%
Minneapolis,
Health Care Revenue, Refunding
(Fairview Health Services)
(Insured; AMBAC and Liquidity
Facility; Royal Bank of Canada)	3.69	12/7/07	19,900,000 a	19,900,000
Saint Louis Park,
Health Care Facilities
Revenue, Refunding (Park
Nicollet Health Services)
(Insured; AMBAC and Liquidity
Facility; Wells Fargo Bank)	3.58	12/7/07	20,000,000 a	20,000,000

Mississippi--1.8%
Mississippi Business Finance
Corporation, Health Care
Facilities Revenue (Rush
Medical Foundation Project)
(LOC; Regions Bank)	3.62	12/7/07	20,000,000 a	20,000,000

Nebraska--1.4%
Lancaster County Hospital
Authority Number 1, Health
Facilities Revenue (Immanuel
Health Systems-Williamsburg
Project) (LOC; ABN-AMRO)	3.66	12/1/07	16,145,000 a	16,145,000

New Hampshire--1.3%
Rockingham County,
GO Notes, TAN	4.00	12/28/07	15,000,000	15,003,799

New Jersey--3.7%
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC and
Liquidity Facility; Citibank
NA)	3.64	12/7/07	15,535,000 a,b	15,535,000
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; AMBAC and
Liquidity Facility; Citigroup)	3.64	12/7/07	26,210,000 a,b	26,210,000

New Mexico--.6%
Farmington,

PCR, Refunding (Arizona Public
Service Company Four Corners
Project) (LOC; Barclays Bank
PLC)	3.65	12/1/07	6,700,000 a	6,700,000

New York--1.1%
Metropolitan Transportation
Authority, Dedicated Tax Fund
Bonds (Insured; FSA and
Liquidity Facility; Dexia
Credit Locale)	3.54	12/7/07	12,000,000 a	12,000,000

North Carolina--1.7%
New Hanover County,
HR, Refunding (New Hanover
Regional Medical Center)
(Insured; FSA and Liquidity
Facility; Wachovia Bank)	3.62	12/7/07	19,100,000 a	19,100,000

Ohio--4.1%
Cleveland-Cuyahoga County Port
Authority, Cultural Facility
Revenue (Cleveland Museum of
Art Project) (Liquidity
Facility; JPMorgan Chase Bank)	3.60	12/7/07	20,000,000 a	20,000,000
Cuyahoga County,
Hospital Improvement Revenue,
Refunding (The Metrohealth
System Project) (LOC; National
City Bank)	3.66	12/7/07	18,400,000 a	18,400,000
Delaware County,
Health Care Facilities Revenue
(Willow Brook Christian
Communities Project) (LOC;
Fifth Third Bank)	3.60	12/7/07	7,250,000 a	7,250,000

Pennsylvania--4.3%
Delaware County Industrial
Development Authority, PCR
(PECO Energy Company Project)
(LOC; Wachovia Bank)	3.67	12/1/07	4,500,000 a	4,500,000
Lancaster County,
GO Notes (Insured; FSA and
Liquidity Facility; Royal Bank
of Canada)	3.61	12/7/07	22,615,000 a	22,615,000
Northampton County General Purpose
Authority, Revenue (Lafayette
College)	3.35	12/1/08	6,430,000	6,430,000
Westmoreland County Industrial
Development Authority, Health
System Revenue (Excela Health
Project) (LOC; Wachovia Bank)	3.57	12/7/07	14,140,000 a	14,140,000

South Carolina--1.8%
Greenville County School District,
GO Notes	4.00	6/2/08	20,000,000	20,060,849

Tennessee--5.8%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	3.62	12/1/07	15,000,000 a	15,000,000
Shelby County,
GO Notes, Refunding (Liquidity
Facility; Dexia Credit Locale)	3.58	12/7/07	50,000,000 a	50,000,000

Texas--2.3%
Southwest Higher Education
Authority, Inc., Higher
Education Revenue (Southern
Methodist University Project)
(LOC; Landesbank
Hessen-Thuringen Girozentrale)	3.63	12/1/07	5,765,000 a	5,765,000
Texas Department of
Transportation, State Highway
Fund Revenue, CP	3.52	12/6/07	20,000,000	20,000,000

Utah--1.0%
Wasatch County School District
Board of Education, GO School
Building Bonds (Putters
Program) (Liquidity Facility;
JPMorgan Chase Bank and LOC;
Utah School Guaranty Program)	3.66	12/7/07	10,995,000 a,b	10,995,000

Vermont--1.1%
Vermont Housing Finance Agency,
Student Housing Facilities
Revenue (West Block University
of Vermont Apartments Project)
(LOC; Bank of Nova Scotia)	3.60	12/7/07	12,075,000 a	12,075,000

Washington--2.2%
Seattle Housing Authority,
Low Income Housing Assistance
Revenue (Foss Home Project)
(LOC; Wells Fargo Bank)	3.59	12/7/07	4,000,000 a	4,000,000
Washington Public Power Supply
System, Electric Revenue,
Refunding (Project Number 1
and 3) (LOC; Bank of America)	3.60	12/7/07	20,680,000 a	20,680,000

Wyoming--2.6%
Uinta County,
PCR, Refunding (Chevron U.S.A.
Inc. Project)	3.65	12/1/07	29,545,000 a	29,545,000

Total Investments (cost $1,121,848,914)	100.5%	1,121,848,914
Liabilities, Less Cash and Receivables	(.5%)	(5,748,936)
Net Assets	100.0%	1,116,099,978

a Securities payable on demand. Variable interest rate--subject to periodic change.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2007, these securities amounted to $110,720,00 or 9.9% of net assets.
Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Summary of Abbreviations

ACA	American Capital Access	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes	BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance	BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company	CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty	CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation	CP	Commercial Paper
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	FSA	Financial Security Assurance
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MBIA	Municipal Bond Investors Assurance Insurance
Corporation
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	PILOT	Payment in Lieu of Taxes
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement

SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mellon Funds Trust

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	January 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher E. Sheldon
Christopher E. Sheldon
President

Date:	January 23, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	January 23, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)